UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Investment Grade Bond Central Fund Fidelity® Investment Grade Bond Central Fund

This annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, the fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund had a longer-than-benchmark duration and so was more sensitive to interest rates. As the yield curve steepened during the period, the fund's curve positioning also helped.
•Other notable contributors included allocations to securitized products, including outperforming stakes in asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped further, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors within corporates detracted versus the benchmark.
•Notable changes in positioning included increased exposure to pass-through mortgage-backed securities and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Investment Grade Bond Central Fund	3.39%	0.47%	2.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$42,068,535,545
Number of Holdings	4,465
Total Advisory Fee	$0
Portfolio Turnover	175%
What did the Fund invest in?
(as of September 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.6
AAA - 7.4
AA - 1.0
A - 7.4
BBB - 16.1
BB - 1.6
B - 0.8
Not Rated - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 49.9
Corporate Bonds - 23.4
U.S. Government Agency - Mortgage Securities - 13.7
Asset-Backed Securities - 9.5
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.1
Municipal Securities - 0.1
Foreign Government and Government Agency Obligations - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 5.2
Bailiwick Of Jersey - 0.8
Mexico - 0.7
Ireland - 0.6
United Kingdom - 0.6
France - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	38.2
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	4.3
Freddie Mac Gold Pool	3.6
Ginnie Mae II Pool	3.0
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.1
Morgan Stanley	1.0
Freddie Mac Multifamily Structured pass-thru certificates	1.0
Bank of America Corp	0.9
67.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913751.101    1374-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Inflation-Protected Bond Index Central Fund Fidelity® Inflation-Protected Bond Index Central Fund

This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September. Within this environment, U.S. Treasury Inflation-Protected Securities outperformed investment-grade securities.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Inflation-Protected Bond Index Central Fund	5.29%	2.78%	3.21%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index	5.27%	2.78%	3.22%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$748,035,784
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	56%
What did the Fund invest in?
(as of September 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	45.8
1 - 1.99%	35.2
2 - 2.99%	16.1
3 - 3.99%	2.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	93.0
US Treasury Bonds	6.5
99.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913781.101    2398-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$45,600	$-	$10,300	$700
Fidelity Investment Grade Bond Central Fund	$76,100	$-	$9,500	$1,100

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,700	$-	$10,500	$1,100
Fidelity Investment Grade Bond Central Fund	$73,600	$-	$9,700	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,453,800	$5,208,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investment Grade Bond Central Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Investment Grade Bond Central Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	28,099,438	28,194,667
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	10,259,000	10,299,287
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	55,620,000	55,846,930
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	31,507,000	31,614,281
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	32,753,000	32,850,309
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.869% 4/23/2037 (b)(c)(d)	60,600,000	60,806,405
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	51,421,000	51,602,310
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	27,814,000	27,942,389
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	28,343,000	28,412,412
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	24,935,000	25,051,646
TOTAL BAILIWICK OF JERSEY		352,620,636
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	4,995,535	5,066,859
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	8,039,741	8,141,366
TOTAL CANADA		13,208,225
GRAND CAYMAN (UK OVERSEAS TER) - 5.2%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	18,929,000	18,998,318
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	46,919,000	46,919,000
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)	46,919,000	46,939,505
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	35,255,000	35,397,536
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	21,007,000	21,060,253
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	36,024,000	36,185,640
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	19,036,000	19,148,750
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	28,873,000	28,912,787
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	29,947,000	29,970,059
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	17,946,000	17,975,055
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	42,652,000	42,770,018
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	28,775,000	28,902,732
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	28,623,000	28,563,493
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	40,918,000	40,994,107
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	22,234,000	22,260,903
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	22,613,000	22,676,678
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	38,098,000	38,219,533
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	26,883,000	26,903,485
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	25,314,000	25,403,080
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	35,314,000	35,313,859
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	21,787,000	21,847,437
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	27,644,000	27,644,000
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 1.25% 10/23/2038 (b)(c)(d)(e)	18,542,000	18,550,084
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	27,911,000	27,977,149
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	33,197,000	33,236,172
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	19,817,000	19,819,358
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	31,605,000	31,720,927
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	37,665,000	37,798,937
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	14,569,000	14,575,789
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	12,000,000	12,032,592
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	29,715,000	29,785,335
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	32,919,000	32,992,146
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	28,802,000	28,770,577
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	55,130,000	55,240,261
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 1.24% 11/20/2038 (b)(c)(d)	55,130,000	55,130,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	28,157,000	28,278,751
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	32,703,000	32,789,172
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	4,577,101	4,485,515
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	28,432,000	28,504,757
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	20,845,000	20,855,172
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	30,470,000	30,495,991
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	36,634,000	36,762,659
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	27,800,000	27,820,350
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	28,737,000	28,838,240
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	32,900,000	32,983,073
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	20,150,000	20,150,866
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	18,369,000	18,418,853
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	25,147,000	25,157,864
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	23,616,000	23,637,065
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	28,521,000	28,607,818
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	27,555,000	27,558,059
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	37,187,000	37,263,940
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	34,398,000	34,419,877
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	28,786,000	28,858,973
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	29,697,000	29,750,633
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	33,564,000	33,692,181
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	18,959,000	18,977,750
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	26,023,000	26,081,916
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	41,264,000	41,429,634
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	2,187,000	2,192,117
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	26,623,000	26,609,635
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	11,276,000	11,302,307
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	28,000,000	27,997,452
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	14,629,752	14,637,638
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	31,071,365	31,037,933
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.4104% 10/20/2038 (b)(c)(d)	26,956,000	27,035,520
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	15,234,121	14,747,086
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	14,403,000	14,451,553
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	38,243,000	38,282,390
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	18,120,000	18,166,043
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.4595% 10/17/2038 (b)(c)(d)	27,844,000	27,902,166
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	23,436,000	23,512,683
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	25,363,000	25,453,318
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	22,814,824	22,820,277
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	11,071,682	11,065,273
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	13,975,378	13,566,221
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	3,641,000	2,867,189
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	32,560,000	32,637,460
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	24,125,000	24,211,319
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	10,748,000	10,792,260
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,147,742,504
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	11,776,851	11,963,983
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	24,647,000	24,747,190
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	25,047,000	25,037,457
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	32,417,000	32,529,001
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	18,401,000	18,428,160
TOTAL MULTI-NATIONAL		100,741,808
UNITED STATES - 3.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	20,872,359	21,552,059
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	19,077,047	19,698,283
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	17,540,444	17,923,595
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	2,660,677	2,634,115
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	972,295	948,036
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	12,764,019	12,239,668
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	34,414,812	32,434,082
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (b)	18,565,933	18,920,765
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	2,379,245	2,400,898
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	20,700,000	20,794,622
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	9,100,000	9,154,013
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	10,000,000	9,986,872
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	17,014,886	17,124,969
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	23,667,189	24,226,627
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	2,516,523	2,476,129
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	518,278	499,463
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	5,204,665	5,246,289
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	8,630,000	8,660,618
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	9,203,147	9,225,480
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	4,629,297	4,663,714
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	25,010,128	23,630,809
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	8,099,493	8,102,085
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	7,012,000	7,081,435
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	15,438,842	15,646,381
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	2,003,679	2,010,134
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,809,619
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	3,551,213	3,505,040
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	10,965,708	10,691,658
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	10,307,675	9,792,399
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	730,780	726,280
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	297,663	297,446
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	9,000,000	9,072,570
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	35,402,525	35,004,247
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	11,772,338	10,450,254
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,583,688	11,276,354
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	13,745,000	13,811,838
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	7,087,997	7,177,533
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	5,125,734	5,150,438
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	20,812,800	20,023,864
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	30,522,000	30,608,438
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	14,475,416	14,693,313
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	5,452,014	5,478,681
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	10,500,000	10,706,252
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	3,651,291	3,664,155
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,590,000	2,615,741
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,400,000	2,415,858
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	31,100,000	31,246,643
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	40,229,080	41,060,872
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,533,907	1,535,612
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	23,130,000	23,460,234
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	28,775,000	28,760,814
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	8,822,600	8,712,234
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	6,400,000	6,448,082
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	7,900,000	7,956,374
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	10,800,000	10,872,621
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	24,571,525	25,044,321
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	17,600,000	17,949,585
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 5.3974% 7/25/2033 (c)(d)	344,790	343,080
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	19,400,000	19,648,576
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	5,958,935	5,994,975
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	12,332,387	12,429,398
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	42,746,000	42,882,787
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	18,500,000	18,738,905
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	2,900,000	2,921,934
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 0% 10/17/2038 (b)(c)(d)	27,412,000	27,412,000
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	3,370,484	3,419,442
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	5,249,330	5,373,014
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	21,683,155	20,795,147
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	31,750,430	31,203,481
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	19,748,725	18,411,458
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	8,489,769	8,493,513
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(d)	6,238,950	6,161,798
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	8,778,528	8,813,959
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	13,330,757	12,734,339
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	1,243,035	1,141,255
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	10,516,000	10,436,286
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	8,041,000	7,641,802
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	15,300,000	15,403,936
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	14,200,000	14,241,911
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	10,287,345	10,341,835
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	10,479,000	10,601,828
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	19,338,854	19,838,104
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	9,493,875	8,870,175
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	26,001,515	27,146,793
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	49,872,133	50,569,460
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	29,648,953	30,416,528
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	35,788,558	35,650,016
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	42,575,273	42,581,680
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	17,650,620	17,702,102
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	40,265,000	40,358,157
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.1324% 9/25/2034 (c)(d)	47,509	50,651
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	23,451,484	23,753,206
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	10,224,811	10,348,027
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	8,457,306	8,755,411
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	11,018,145	11,043,773
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	7,168,538	7,210,443
TOTAL UNITED STATES		1,362,181,696
TOTAL ASSET-BACKED SECURITIES (Cost $3,976,731,103)		3,988,458,852

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	23,162,000	23,983,706
KeyBank NA/Cleveland OH 6.95% 2/1/2028	850,000	895,820
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	33,503,337

TOTAL BANK NOTES (Cost $58,089,770)		58,382,863

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	2,110,685	2,110,219
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	8,431,170	7,479,671
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	12,435,030	11,641,658
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	12,158,275	11,225,664
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	9,021,847	8,889,110
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	4,651,082	4,631,221
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	24,376	24,781
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	29,355	29,605
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	37,526	38,274
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	26,714	27,231
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	38,317	39,110
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	15,518	15,766
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	5,665	5,885
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	19,594	20,337
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2705% 2/25/2032 (c)(d)	4,118	4,125
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.501% 3/18/2032 (c)(d)	7,296	7,353
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4705% 4/25/2032 (c)(d)	7,758	7,808
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4705% 10/25/2032 (c)(d)	9,212	9,273
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2205% 1/25/2032 (c)(d)	3,638	3,641
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0795% 11/25/2032 (d)(h)	7,135	191
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6295% 12/25/2033 (d)(h)	159,741	19,945
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6295% 3/25/2033 (d)(h)	8,542	933
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (g)	19,819	17,236
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2495% 6/25/2035 (d)(h)	193,471	13,540
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	611,969	634,455
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9267% 8/25/2035 (c)(d)	3,820	4,031
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	390,103	395,140
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	73,853	75,793
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2095% 11/25/2036 (d)(h)	118,115	10,127
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1695% 12/25/2036 (d)(h)	70,055	6,945
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (g)	91,795	82,496
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (g)	152,207	131,063
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (g)	16,029	13,266
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9695% 5/25/2037 (d)(h)	41,591	3,857
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.7969% 6/25/2037 (c)(d)	31,619	42,961
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.7769% 7/25/2037 (c)(d)	47,337	63,487
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.7769% 7/25/2037 (c)(d)	7,911	9,141
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	216,676	208,713
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,690,288	1,673,970
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	177,052	182,898
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	663,418	660,859
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	240,778	4,575
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	169,398	158,305
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	224,267	210,284
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7705% 1/25/2043 (c)(d)	526,027	513,676
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	818	5
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	2,948	9
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5795% 1/25/2044 (d)(h)	206,085	23,556
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	1,034,537	147,267
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,205,686	1,152,946
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	595,189	83,711
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8205% 5/25/2047 (c)(d)	1,137,950	1,106,851
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7705% 5/25/2048 (c)(d)	609,270	590,427
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7705% 6/25/2048 (c)(d)	1,461,780	1,412,417
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (h)	5,231,394	868,344
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,510,703	2,109,827
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,668,157	2,242,141
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,170,807	1,940,163
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,382,218	9,181,875
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,819,845	6,113,750
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,482,360	3,063,132
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,373,226	3,122,323
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,119,932	3,846,423
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,260,967	3,077,498
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,822,170	2,614,840
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,534,832	4,277,223
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,919,166	4,692,976
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,811,728	8,819,061
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	26,963,349	24,012,033
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,517,012	2,233,057
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,897,487	2,848,179
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	4,073,776	3,556,858
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	10,781,758	9,699,501
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 8/25/2052 (c)(d)	7,506,580	7,413,542
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 9/25/2052 (c)(d)	15,961,715	15,763,882
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	5,302,758	5,248,777
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	18,648,139	18,415,737
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,775,682	4,421,676
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,892,616	8,999,282
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 12/25/2054 (c)(d)	17,345,760	17,376,950
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 12/25/2054 (c)(d)	4,750,825	4,753,361
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	3,042	3,098
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	85,656	87,908
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (g)	50,152	42,396
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (g)	78,658	66,752
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	121,362	4,236
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	2,659,936	2,516,703
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 9/25/2054 (c)(d)	4,477,683	4,485,289
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 2/25/2055 (c)(d)	6,938,846	6,976,234
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 9/25/2054 (c)(d)	7,032,578	7,059,698
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	9,271,296	9,298,816
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	3,984,915	3,991,613
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,505,579	3,456,909
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	11,433,009	10,904,505
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	9,413,587	9,355,521
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,199,520	2,036,236
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	39,118	5,444
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	36,781	5,257
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(h)	24,648	4,302
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(h)	14,011	2,088
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	23,462	3,870
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(h)	12,824	2,214
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	158,661	25,220
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	7,693	7,824
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	27,981	28,493
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,839,887	1,809,775
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7866% 5/15/2048 (c)(d)	1,001,455	968,398
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,784,627	2,489,442
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,998,720	1,774,091
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,840,542	2,541,794
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	13,697	14,001
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	104,598	107,004
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	5,443	5,574
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	14,655	14,964
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	29,422	30,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	17,072	17,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	9,634	9,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	10,425	10,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	110,982	114,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2866% 1/15/2032 (c)(d)	3,097	3,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3866% 3/15/2032 (c)(d)	4,238	4,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4866% 3/15/2032 (c)(d)	4,036	4,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3866% 6/15/2031 (c)(d)	6,441	6,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3866% 3/15/2032 (c)(d)	2,216	2,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	28,602	29,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	41,163	41,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	78,547	81,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	174,328	178,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	38,257	39,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	848,745	864,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	325,254	336,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	543,475	550,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	170,755	175,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (g)	1,911	1,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1134% 2/15/2036 (d)(h)	53,088	4,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (g)	187,680	155,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (g)	24,734	21,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (g)	102,663	86,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (g)	116,127	97,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	175,911	183,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	715,949	734,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.1734% 11/15/2036 (d)(h)	237,180	21,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	51,986	53,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.0934% 6/15/2037 (d)(h)	175,659	17,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7366% 5/15/2037 (c)(d)	198,169	195,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	83,487	84,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	826,109	838,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	123,367	122,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	175,534	165,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	74,999	4,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	3	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	89	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	363,284	11,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	334,887	332,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,471,382	1,420,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8366% 8/15/2047 (c)(d)	555,245	540,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (h)	6,843,343	1,381,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (h)	6,019,131	1,207,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	809,945	737,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,463,253	2,148,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,821,710	2,489,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,687,021	11,222,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,496,741	2,263,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,885,135	15,115,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,675,535	2,366,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,575,899	2,277,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,534,222	2,296,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,161,733	1,911,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,938,379	2,562,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,161,743	1,911,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,922,325	1,743,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	9,199,790	8,383,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,279,982	2,100,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,063,785	1,873,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,517,949	3,177,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,057,387	2,919,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,831,676	3,859,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,424,612	8,402,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 8/25/2053 (c)(d)	7,834,400	7,840,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	5,763,576	5,787,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.356% 10/25/2054 (c)(d)	3,391,900	3,389,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 11/25/2054 (c)(d)	6,810,480	6,814,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	3,676,487	3,671,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.606% 10/25/2054 (c)(d)	6,889,001	6,908,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	16,555,630	16,546,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 4/25/2055 (c)(d)	6,819,859	6,810,138
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	33,014	33,700
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	3,202	3,264
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	5,023	5,115
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (g)	57,456	47,698
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7595% 5/20/2060 (c)(d)(i)	270,624	270,345
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7658% 8/20/2060 (c)(d)(i)	56,815	56,635
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8458% 12/20/2060 (c)(d)(i)	202,407	202,074
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 12/20/2060 (c)(d)(i)	150,505	150,531
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 2/20/2061 (c)(d)(i)	168,860	168,880
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9558% 2/20/2061 (c)(d)(i)	184,690	184,677
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 4/20/2061 (c)(d)(i)	167,705	167,738
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 5/20/2061 (c)(d)(i)	172,122	172,131
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 5/20/2061 (c)(d)(i)	162,235	162,259
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9958% 6/20/2061 (c)(d)(i)	156,752	156,842
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0158% 9/20/2061 (c)(d)(i)	443,724	444,101
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0658% 10/20/2061 (c)(d)(i)	193,706	194,013
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1658% 11/20/2061 (c)(d)(i)	196,860	197,360
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1658% 1/20/2062 (c)(d)(i)	113,081	113,385
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0958% 1/20/2062 (c)(d)(i)	219,836	220,296
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0958% 3/20/2062 (c)(d)(i)	126,445	126,609
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.1158% 5/20/2061 (c)(d)(i)	787	787
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9858% 10/20/2062 (c)(d)(i)	5,100	5,106
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8258% 3/20/2063 (c)(d)(i)	6,222	6,208
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0658% 1/20/2064 (c)(d)(i)	95,927	96,090
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0658% 12/20/2063 (c)(d)(i)	203,993	204,338
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9658% 6/20/2064 (c)(d)(i)	154,813	154,848
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7458% 5/20/2063 (c)(d)(i)	8,523	8,487
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (i)	6,523	6,138
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6658% 4/20/2063 (c)(d)(i)	8,040	7,899
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.55% 5/20/2066 (c)(d)(i)	429,474	428,441
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8658% 12/20/2062 (c)(d)(i)	30,826	30,694
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	279,942	256,160
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.4% 8/20/2066 (c)(d)(i)	495,784	493,562
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	269,330	269,095
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.2386% 5/16/2034 (d)(h)	53,823	3,097
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.9386% 8/17/2034 (d)(h)	53,720	5,093
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 14.6315% 6/16/2037 (c)(d)	1,460	1,693
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.4286% 6/16/2037 (d)(h)	101,718	8,879
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	180,218	172,938
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,425,173	2,376,641
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	535,639	524,327
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9795% 3/20/2060 (c)(d)(i)	334,140	334,450
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	20,828	716
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.8501% 7/20/2041 (d)(h)	222,366	22,493
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.6499% 8/20/2042 (c)(d)	502,970	494,872
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	823,798	813,021
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	4,669,526	4,243,171
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,792,996	1,672,733
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	3,044,940	2,791,069
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,437,289	2,221,069
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	546,669	505,471
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	5,834,367	5,205,826
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,554,471	2,315,035
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	2,070,292	1,883,507
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,589,845	2,416,621
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,324,464	2,182,877
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.7499% 10/20/2049 (c)(d)	1,353,389	1,328,791
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.6999% 2/20/2049 (c)(d)	2,695,537	2,652,655
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1572% 5/20/2065 (d)(i)	65,080	63,840
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	4,356,885	4,262,864
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(f)	1,072,272	1,055,005
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	6,410,077	6,042,660
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	9,257,547	8,705,385
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	5,326,413	5,038,681
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(f)	2,825,159	2,837,710
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	945,404	939,024
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	1,231,971	1,214,665
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	2,905,135	2,904,322
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	8,943,198	8,583,798
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	2,673,953	2,639,638
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	10,131,457	9,884,966
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	3,002,642	2,825,046
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	7,947	7,421
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.9124% 9/25/2043 (c)(d)	429,850	417,149
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	14,685,444	14,123,488
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	5,981,385	6,030,789
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(f)	6,802,781	6,856,549
TOTAL UNITED STATES		578,044,373
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $580,574,530)		578,044,373

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.8936% 6/15/2040 (b)(c)(d)	15,300,000	15,376,500
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	13,318,182	12,627,290
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	2,962,000	2,756,509
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	5,850,084	5,804,655
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,802,942	9,634,239
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,685,942
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,867,868	1,816,722
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (d)(h)	31,293,000	556,435
BANK Series 2021-BN33 Class XA, 1.1544% 5/15/2064 (d)(h)	14,014,928	554,420
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,453,586
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (d)	17,797,000	19,165,682
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,214,175
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,630,689
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.886% 12/15/2062 (d)(h)	94,779,322	1,979,059
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4937% 3/15/2053 (d)(h)	95,994,170	4,015,023
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.853% 7/15/2053 (d)(h)	41,540,251	2,170,470
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	10,900,000	11,206,266
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.4923% 3/15/2041 (b)(c)(d)	15,850,161	15,879,868
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (d)	6,607,000	6,847,760
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.5221% 6/15/2041 (b)(c)(d)	22,372,000	22,399,965
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.7917% 6/15/2041 (b)(c)(d)	11,045,000	11,069,161
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.9914% 6/15/2041 (b)(c)(d)	7,810,000	7,827,084
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.5418% 3/15/2041 (b)(c)(d)	69,907,146	69,950,838
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.7915% 5/15/2041 (b)(d)	39,305,860	39,354,992
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.1963% 4/15/2034 (b)(c)(d)	14,082,756	14,012,343
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.4963% 4/15/2034 (b)(c)(d)	15,742,000	15,584,580
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.7963% 4/15/2034 (b)(c)(d)	10,407,000	10,276,912
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.0963% 4/15/2034 (b)(c)(d)	10,925,000	10,761,125
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.9536% 10/15/2036 (b)(c)(d)	49,523,000	49,399,495
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.1633% 10/15/2036 (b)(c)(d)	5,541,000	5,523,684
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.3631% 10/15/2036 (b)(c)(d)	7,417,000	7,389,186
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.5628% 10/15/2036 (b)(c)(d)	7,201,000	7,173,996
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.212% 10/15/2036 (b)(c)(d)	25,035,000	24,941,119
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.6412% 4/15/2037 (b)(c)(d)	19,891,964	19,898,180
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.1631% 2/15/2039 (b)(c)(d)	15,215,792	15,201,527
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.4625% 2/15/2039 (b)(c)(d)	11,022,200	11,008,422
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.7119% 2/15/2039 (b)(c)(d)	11,022,200	11,008,422
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.111% 2/15/2039 (b)(c)(d)	11,022,200	11,008,422
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.9116% 12/9/2040 (b)(c)(d)	18,400,710	18,423,701
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.341% 12/9/2040 (b)(c)(d)	4,987,717	4,993,952
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.7903% 12/9/2040 (b)(c)(d)	2,203,875	2,208,007
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.443% 12/15/2039 (b)(c)(d)	9,650,963	9,675,091
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.5935% 4/15/2040 (b)(c)(d)	62,959,764	63,077,763
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.5502% 6/15/2035 (b)(c)(d)	10,999,000	10,981,814
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.592% 4/15/2041 (b)(c)(d)	46,105,349	46,221,977
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.8417% 4/15/2041 (b)(c)(d)	7,347,821	7,354,710
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.0913% 4/15/2041 (b)(c)(d)	6,100,629	6,108,255
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.294% 3/15/2030 (b)(c)(d)	82,918,605	82,737,220
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.5436% 3/15/2030 (b)(c)(d)	13,136,765	13,103,923
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.6934% 3/15/2030 (b)(c)(d)	17,104,291	17,061,530
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.9004% 10/15/2026 (b)(c)(d)	12,443,600	12,428,045
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.0655% 2/15/2036 (b)(c)(d)	7,697,069	7,694,664
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 4.9355% 6/15/2038 (b)(c)(d)	5,874,143	5,870,472
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.953% 10/15/2038 (b)(c)(d)	3,598,815	3,596,566
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.0902% 4/15/2037 (b)(c)(d)	14,018,200	14,022,581
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.4402% 4/15/2037 (b)(c)(d)	3,163,300	3,166,266
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.9892% 4/15/2037 (b)(c)(d)	2,648,800	2,652,110
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.5922% 2/15/2039 (b)(c)(d)	36,536,745	36,570,999
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.9417% 2/15/2039 (b)(c)(d)	4,568,717	4,580,139
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.8414% 3/15/2041 (b)(c)(d)	11,305,276	11,319,408
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.091% 3/15/2041 (b)(c)(d)	15,008,887	15,032,338
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.3002% 2/15/2035 (b)(c)(d)	28,123,000	28,061,481
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,100,000	13,821,872
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	23,933,000	24,208,991
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	64,337,436	55,273,585
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (b)	24,717,222	20,807,453
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	46,635,176	38,832,188
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	987,305
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1592% 8/10/2056 (d)(h)	47,762,512	1,405,956
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,794,038
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	7,693,000	7,897,575
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 4.9665% 11/15/2038 (b)(c)(d)	51,409,640	51,361,443
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.3857% 11/15/2038 (b)(c)(d)	19,800,021	19,781,458
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.3445% 7/15/2038 (b)(c)(d)	10,989,573	10,989,573
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.6445% 7/15/2038 (b)(c)(d)	7,997,630	7,997,630
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 5.9645% 7/15/2038 (b)(c)(d)	5,896,186	5,896,185
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.5145% 7/15/2038 (b)(c)(d)	11,923,080	11,923,080
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.45% 10/15/2042 (b)(c)(d)	56,380,000	56,485,713
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.75% 10/15/2042 (b)(c)(d)	10,025,000	10,043,793
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 6% 10/15/2042 (b)(c)(d)	4,895,000	4,907,236
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8674% 10/25/2031 (d)	700,000	613,337
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (d)	1,500,000	1,510,231
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6253% 3/25/2033 (d)	2,000,000	2,013,979
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	8,400,000	8,281,946
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8747% 9/25/2030 (d)	1,421,498	1,403,893
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	26,000,000	26,495,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	12,411,431	12,341,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,930,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,786,974	8,663,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	13,133,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,361,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	6,100,000	6,039,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	15,017,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	31,100,000	30,882,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,900,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	22,800,000	22,759,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,996,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,214,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,784,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	6,100,000	5,446,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	5,900,000	5,976,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K754 Class A2, 4.94% 11/25/2030	2,876,443	2,983,600
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	1,888,325	1,847,391
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,645,706
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	4,444,300	4,410,125
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,093,953
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	787,478	784,442
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,084,910
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	4,094,584	3,975,923
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.2155% 10/15/2036 (b)(c)(d)	21,765,000	21,669,778
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.4155% 10/15/2036 (b)(c)(d)	3,364,000	3,347,345
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.8155% 10/15/2036 (b)(c)(d)	2,773,000	2,759,135
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 6% 10/15/2027 (b)(c)(d)	4,800,000	4,800,000
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,946,510	13,818,757
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,009,918	1,001,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	3,450,000	2,346,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	5,907,000	3,189,780
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.7655% 9/15/2029 (b)(c)(d)	5,526,232	5,388,076
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.4454% 5/15/2039 (b)(c)(d)	57,498,000	55,916,805
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.9441% 5/15/2039 (b)(c)(d)	33,561,000	31,461,078
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.2433% 5/15/2039 (b)(c)(d)	19,262,000	17,600,653
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.6921% 5/15/2039 (b)(c)(d)	17,119,000	15,567,508
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.3645% 3/15/2038 (b)(c)(d)	501,212	499,019
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.6645% 3/15/2038 (b)(c)(d)	4,569,600	4,541,040
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.0145% 3/15/2038 (b)(c)(d)	3,992,100	3,957,169
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.9655% 7/15/2038 (b)(c)(d)	22,147,000	22,147,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.6502% 9/15/2040 (b)(c)(d)	11,300,000	11,297,419
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	12,852,890	12,823,806
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,718,412
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2555% 6/15/2054 (d)(h)	45,214,198	1,780,748
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	17,861,394	17,568,283
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(d)(h)	8,200,000	1,549,461
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.2392% 11/15/2040 (b)(c)(d)	1,480,201	1,480,201
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.9882% 11/15/2040 (b)(c)(d)	10,975,200	10,982,060
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	283,432	289,531
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.1502% 2/15/2039 (b)(c)(d)	9,333,000	9,195,094
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.8002% 2/15/2039 (b)(c)(d)	4,854,000	4,758,358
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.9954% 11/15/2038 (b)(c)(d)	33,767,565	33,735,908
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.3444% 11/15/2038 (b)(c)(d)	24,310,465	24,287,674
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.5936% 11/15/2038 (b)(c)(d)	10,521,590	10,511,726
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.8428% 11/15/2038 (b)(c)(d)	6,914,571	6,908,089
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.3931% 12/15/2039 (b)(c)(d)	40,690,000	40,740,846
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.7426% 12/15/2039 (b)(c)(d)	8,416,000	8,410,725
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.142% 12/15/2039 (b)(c)(d)	6,204,000	6,219,518
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,900,594
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,755,053
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	29,470,000	25,191,864
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	1,400,000	1,143,823
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	40,100,000	732,314
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.3074% 7/15/2048 (b)(c)(d)	8,500,000	8,504,509
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	6,471,242	6,412,383
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	8,922,099	8,840,708
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,107,525
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (d)(h)	38,935,474	674,577
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.4655% 5/15/2031 (b)(c)(d)	19,889,000	19,840,902
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,386,518
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.1409% 8/15/2041 (b)(c)(d)	7,800,000	7,784,987
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.8413% 8/15/2041 (b)(c)(d)	22,500,000	22,480,778
TOTAL UNITED STATES		2,051,139,375
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,084,641,915)		2,051,139,375

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 8% 11/14/2035	10,685,000	11,478,361
Colombian Republic 8.75% 11/14/2053	14,370,000	15,781,853
TOTAL COLOMBIA		27,260,214
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,324,499)		27,260,214

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $36,180,907)	32,466,000	34,129,931
TOTAL MUNICIPAL SECURITIES (Cost $36,180,907)		34,129,931

Non-Convertible Corporate Bonds - 23.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	12,091,000	11,605,972
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	10,165,000	9,620,627
Westpac Banking Corp 4.11% 7/24/2034 (d)	17,722,000	17,354,741

TOTAL AUSTRALIA		38,581,340
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	10,000,000	9,735,902
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,970,620

TOTAL BELGIUM		33,706,522
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)(e)	3,451,000	3,445,793
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,476,181
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,322,004
		21,798,185
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,692,135
TOTAL CANADA		31,936,113
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	41,000,000	43,030,507
Societe Generale SA 1.488% 12/14/2026 (b)(d)	40,199,000	39,949,557
Societe Generale SA 3.337% 1/21/2033 (b)(d)	17,500,000	15,920,714
Societe Generale SA 5.5% 4/13/2029 (b)(d)	27,997,000	28,586,742

TOTAL FRANCE		127,487,520
GERMANY - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	4,469,000	4,082,371
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	22,570,000	23,701,639
		27,784,010
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	63,993,000	63,936,970
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	30,000,000	29,241,375
TOTAL GERMANY		120,962,355
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (b)	15,222,000	11,966,026
AIA Group Ltd 3.375% 4/7/2030 (b)	30,867,000	29,921,610

TOTAL HONG KONG		41,887,636
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	16,992,074
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,456,326
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,845,074
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	15,328,000	15,326,229
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	61,302,590
		128,922,293
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	21,306,000	21,291,673
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	2,956,000	2,998,346
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	16,043,000	16,456,674
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	40,000,000	41,412,406
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	37,945,000	39,581,124
		121,740,223
TOTAL IRELAND		250,662,516
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	48,607,000	48,712,723
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	5,587,000	5,627,289
NTT Finance Corp 4.62% 7/16/2028 (b)	5,650,000	5,705,868
NTT Finance Corp 4.876% 7/16/2030 (b)	14,868,000	15,106,964

TOTAL JAPAN		26,440,121
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	25,811,968
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	11,455,645
Petroleos Mexicanos 6.7% 2/16/2032	58,171,000	57,662,004
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	84,502,362
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	15,466,682
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	106,533,882

TOTAL MEXICO		301,432,543
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	12,331,000	12,345,823
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	35,555,000	35,917,996

TOTAL NETHERLANDS		48,263,819
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	5,352,228	5,668,813
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	24,731,000	24,148,370
UBS Group AG 3.091% 5/14/2032 (b)(d)	13,398,000	12,398,066
UBS Group AG 3.869% 1/12/2029 (b)(d)	9,005,000	8,929,569
UBS Group AG 4.194% 4/1/2031 (b)(d)	40,079,000	39,623,862
UBS Group AG 4.55% 4/17/2026	5,038,000	5,051,369
UBS Group AG 6.537% 8/12/2033 (b)(d)	30,000,000	33,092,513
		123,243,749
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	3,800,000	3,828,811
TOTAL SWITZERLAND		127,072,560
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.894% 11/24/2032 (d)	13,572,000	12,231,498
Barclays PLC 4.375% 1/12/2026	28,767,000	28,766,997
Barclays PLC 5.088% 6/20/2030 (d)	35,020,000	35,489,608
Barclays PLC 5.2% 5/12/2026	11,811,000	11,867,160
Barclays PLC 5.829% 5/9/2027 (d)	33,090,000	33,382,328
Barclays PLC 6.224% 5/9/2034 (d)	31,185,000	33,548,164
Barclays PLC 6.692% 9/13/2034 (d)	45,000,000	49,788,167
NatWest Group PLC 3.073% 5/22/2028 (d)	20,149,000	19,795,385
		224,869,307
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	9,575,000	9,228,364
TOTAL UNITED KINGDOM		234,097,671
UNITED STATES - 20.0%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	53,719,000	45,742,225
AT&T Inc 3.8% 12/1/2057	106,127,000	75,673,596
AT&T Inc 4.3% 2/15/2030	13,106,000	13,134,533
AT&T Inc 4.75% 5/15/2046	10,000,000	8,929,735
Verizon Communications Inc 4.78% 2/15/2035	5,482,000	5,392,708
		148,872,797
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,861,720
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	19,176,593
		26,038,313
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,282,300
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	51,000,000	35,338,320
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	11,421,000	10,832,799
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,748,907
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	9,466,496
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	72,183,086
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	9,570,747
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	10,593,971
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,785,404
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	24,222,510
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	14,327,000	15,268,522
Comcast Corp 3.4% 4/1/2030	6,970,000	6,743,196
Comcast Corp 3.75% 4/1/2040	2,448,000	2,058,545
Comcast Corp 3.9% 3/1/2038	5,001,000	4,402,407
Comcast Corp 4.65% 7/15/2042	11,795,000	10,703,930
Comcast Corp 5.168% 1/15/2037 (b)	6,744,000	6,722,284
Time Warner Cable LLC 4.5% 9/15/2042	22,976,000	18,460,692
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,695,363
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	7,232,134
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	76,913,831
Time Warner Cable LLC 6.75% 6/15/2039	7,400,000	7,742,031
Time Warner Cable LLC 7.3% 7/1/2038	22,049,000	24,092,747
		397,060,222
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	35,189,007
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,388,161
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	36,252,358
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,977,905
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	9,110,400
		110,917,831
TOTAL COMMUNICATION SERVICES		682,889,163

Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	17,046,909
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,661,351
		30,708,260
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	7,113,000	7,057,355
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,245,856
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,504,840
		18,808,051
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,438,101
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	21,966,000	20,580,089
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,328,172
AutoZone Inc 4% 4/15/2030	22,128,000	21,843,137
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,077,255
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,041,974
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	9,043,168
Lowe's Cos Inc 4.25% 4/1/2052	15,733,000	12,703,840
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	16,323,190
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,950,423
		94,891,248
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,528,805
TOTAL CONSUMER DISCRETIONARY		167,374,465

Consumer Staples - 0.5%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	47,917,662
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.8% 3/1/2030 (b)	28,803,000	29,343,841
Mars Inc 5% 3/1/2032 (b)	21,623,000	22,121,789
Mars Inc 5.2% 3/1/2035 (b)	17,973,000	18,370,860
Mars Inc 5.65% 5/1/2045 (b)	17,477,000	17,729,125
Mars Inc 5.7% 5/1/2055 (b)	34,854,000	35,305,227
Sysco Corp 3.25% 7/15/2027	11,011,000	10,860,534
		133,731,376
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,665,759
General Mills Inc 2.875% 4/15/2030	3,013,000	2,827,839
		9,493,598
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,693,163
TOTAL CONSUMER STAPLES		192,835,799

Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	207,000	206,768
Halliburton Co 4.85% 11/15/2035	7,402,000	7,290,108
		7,496,876
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	5,327,000	5,635,723
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	14,358,000	15,320,507
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	4,293,000	4,578,675
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	7,728,000	8,289,530
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,626,000	5,071,345
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	16,014,671
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	13,105,432
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	10,621,000	11,205,651
Energy Transfer LP 3.75% 5/15/2030	27,891,000	27,084,117
Energy Transfer LP 4.95% 6/15/2028	18,799,000	19,123,255
Energy Transfer LP 5% 5/15/2050	10,822,000	9,263,664
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,451,194
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,899,489
Energy Transfer LP 5.4% 10/1/2047	1,349,000	1,234,808
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,526,213
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,660,967
Enterprise Products Operating LLC 3.7% 2/15/2026	8,600,000	8,581,205
Hess Corp 4.3% 4/1/2027	23,059,000	23,135,147
Hess Corp 7.125% 3/15/2033	4,791,000	5,559,861
Hess Corp 7.3% 8/15/2031	6,610,000	7,611,212
Hess Corp 7.875% 10/1/2029	20,178,000	22,880,805
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,785,773
MPLX LP 2.65% 8/15/2030	9,000,000	8,262,742
MPLX LP 4.8% 2/15/2029	5,370,000	5,444,724
MPLX LP 4.95% 9/1/2032	30,925,000	31,022,972
MPLX LP 5.5% 2/15/2049	16,108,000	14,995,822
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	28,147,559
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,286,292
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,878,340
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	29,732,349
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	33,413,929
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,186,014
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,632,367
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,703,625
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,365,052
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,291,338
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,758,375
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,401,654
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,973,093
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,584,299
Targa Resources Corp 4.9% 9/15/2030	14,983,000	15,218,643
Targa Resources Corp 5.65% 2/15/2036	36,079,000	36,941,785
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,104,648
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,384,229
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,550,941
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	14,037,330
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	5,032,049
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	43,523,705
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	32,155,353
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,845,647
		727,894,120
TOTAL ENERGY		735,390,996

Financials - 8.7%
Banks - 3.5%
Bank of America Corp 2.299% 7/21/2032 (d)	80,000,000	70,960,207
Bank of America Corp 2.972% 2/4/2033 (d)	17,500,000	15,936,141
Bank of America Corp 3.419% 12/20/2028 (d)	23,187,000	22,833,239
Bank of America Corp 3.705% 4/24/2028 (d)	58,915,000	58,534,984
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,759,489
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,215,806
Bank of America Corp 4.271% 7/23/2029 (d)	2,000,000	2,006,921
Bank of America Corp 4.376% 4/27/2028 (d)	40,000,000	40,144,158
Bank of America Corp 4.45% 3/3/2026	3,182,000	3,184,110
Bank of America Corp 5.015% 7/22/2033 (d)	50,000,000	51,088,359
Bank of America Corp 5.468% 1/23/2035 (d)	50,000,000	52,211,553
Citigroup Inc 3.785% 3/17/2033 (d)	17,500,000	16,624,701
Citigroup Inc 4.3% 11/20/2026	52,072,000	52,154,656
Citigroup Inc 4.412% 3/31/2031 (d)	45,100,000	45,024,002
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,782,887
Citigroup Inc 4.91% 5/24/2033 (d)	47,460,000	48,033,517
Citigroup Inc 6.174% 5/25/2034 (d)	21,587,000	22,968,859
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	30,361,337
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	12,127,000	13,343,454
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	18,323,000	17,184,660
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	17,500,000	16,009,768
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	3,000,000	3,005,802
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	46,000,000	46,380,661
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	70,000,000	70,217,958
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	29,723,000	30,707,424
JPMorgan Chase & Co 5.299% 7/24/2029 (d)	15,000,000	15,454,956
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	50,000,000	51,968,782
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	60,000,000	62,517,438
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	35,305,000	37,212,344
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	75,200,000	79,525,946
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	25,589,000	24,968,763
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	35,670,000	37,216,352
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,302,453
Wells Fargo & Co 3.526% 3/24/2028 (d)	42,125,000	41,749,048
Wells Fargo & Co 4.478% 4/4/2031 (d)	60,800,000	61,132,789
Wells Fargo & Co 5.15% 4/23/2031 (d)	80,251,000	82,762,933
Wells Fargo & Co 5.389% 4/24/2034 (d)	30,000,000	31,171,821
Wells Fargo & Co 5.605% 4/23/2036 (d)	35,549,000	37,306,938
		1,431,965,216
Capital Markets - 2.5%
Ares Capital Corp 3.875% 1/15/2026	54,729,000	54,633,131
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	24,383,000	24,573,196
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	19,729,000	20,048,863
Athene Global Funding 5.339% 1/15/2027 (b)	56,732,000	57,519,412
Athene Global Funding 5.583% 1/9/2029 (b)	28,541,000	29,496,839
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	29,292,864
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	45,450,734
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	39,755,000	35,481,286
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	47,500,000	43,575,508
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	21,000,000	20,848,966
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	66,648,984
Goldman Sachs Group Inc/The 4.25% 10/21/2025	22,692,000	22,677,055
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,000,000	2,774,537
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,493,367
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	34,526,213
HPS Corporate Lending Fund 5.45% 1/14/2028	77,521,000	78,225,912
Intercontinental Exchange Inc 3.75% 12/1/2025	4,530,000	4,526,959
Moody's Corp 3.25% 1/15/2028	10,681,000	10,503,815
Moody's Corp 3.25% 5/20/2050	9,704,000	6,716,693
Morgan Stanley 2.943% 1/21/2033 (d)	17,500,000	15,910,189
Morgan Stanley 3.622% 4/1/2031 (d)	41,803,000	40,561,591
Morgan Stanley 4.21% 4/20/2028 (d)	40,000,000	40,043,497
Morgan Stanley 4.431% 1/23/2030 (d)	54,318,000	54,578,028
Morgan Stanley 5.192% 4/17/2031 (d)	26,943,000	27,821,139
Morgan Stanley 5.25% 4/21/2034 (d)	50,000,000	51,561,188
Morgan Stanley 5.424% 7/21/2034 (d)	47,424,000	49,411,119
Morgan Stanley 5.664% 4/17/2036 (d)	21,369,000	22,545,580
Morgan Stanley 6.342% 10/18/2033 (d)	58,000,000	63,744,404
Morgan Stanley 6.627% 11/1/2034 (d)	50,000,000	55,930,473
MSCI Inc 5.25% 9/1/2035	24,615,000	24,818,787
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,810,299
		1,058,750,628
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	60,308,581
Ally Financial Inc 5.75% 11/20/2025	16,947,000	16,957,056
Ally Financial Inc 6.7% 2/14/2033	12,822,000	13,355,896
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,592,413
Ally Financial Inc 8% 11/1/2031	7,157,000	8,158,763
Capital One Financial Corp 3.273% 3/1/2030 (d)	32,130,000	30,963,988
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,738,676
Capital One Financial Corp 3.8% 1/31/2028	29,870,000	29,638,828
Capital One Financial Corp 4.1% 2/9/2027	5,722,000	5,712,494
Capital One Financial Corp 4.5% 1/30/2026	23,106,000	23,110,895
Capital One Financial Corp 5.247% 7/26/2030 (d)	40,470,000	41,598,635
Capital One Financial Corp 5.468% 2/1/2029 (d)	26,778,000	27,461,197
Capital One Financial Corp 5.817% 2/1/2034 (d)	46,541,000	48,807,887
Ford Motor Credit Co LLC 5.73% 9/5/2030	40,000,000	40,329,230
Synchrony Financial 3.95% 12/1/2027	37,530,000	37,099,990
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,279,856
		489,114,385
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,728,681
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,860,231
Corebridge Financial Inc 3.9% 4/5/2032	31,447,000	30,025,603
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	3,053,209
Corebridge Financial Inc 4.4% 4/5/2052	10,459,000	8,640,102
Equitable Holdings Inc 4.572% 2/15/2029 (b)	7,172,000	7,202,322
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	5,088,860
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,834,006
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	28,192,787
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	43,240,000	38,685,708
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	18,075,000	16,848,852
Mastercard Inc 3.3% 3/26/2027	3,028,000	3,004,478
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,100,138
Pine Street Trust II 5.568% 2/15/2049 (b)	29,500,000	27,973,084
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	26,655,000	27,557,928
		260,795,989
Insurance - 0.9%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,736,135
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	48,444,000	45,378,654
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,287,377
Liberty Mutual Group Inc 3.951% 10/15/2050 (b)	4,626,000	3,542,997
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	19,896,000	20,024,949
Lincoln National Corp 3.4% 1/15/2031	34,132,000	32,239,124
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,863,913
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,702,929
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	20,812,000	13,997,183
New York Life Insurance Co 3.75% 5/15/2050 (b)	7,429,000	5,609,270
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (b)	2,000	2,118
Pacific LifeCorp 5.125% 1/30/2043 (b)	15,610,000	14,905,078
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,669,738
Prudential Financial Inc 6% 9/1/2052 (d)	55,017,000	57,166,074
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (b)	16,941,000	11,671,214
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	29,277,000	27,052,724
Unum Group 3.875% 11/5/2025	16,863,000	16,845,642
Unum Group 4% 6/15/2029	21,076,000	20,805,460
Unum Group 4.046% 8/15/2041 (b)	1,392,000	1,136,172
Unum Group 5.75% 8/15/2042	27,888,000	27,869,403
Western-Southern Global Funding 4.9% 5/1/2030 (b)	11,759,000	12,014,264
		359,520,418
TOTAL FINANCIALS		3,600,146,636

Health Care - 1.4%
Biotechnology - 0.2%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,883,122
Amgen Inc 1.65% 8/15/2028	65,000,000	60,772,778
Amgen Inc 5.15% 3/2/2028	20,069,000	20,537,509
		98,193,409
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	32,380,000	30,088,563
Centene Corp 2.625% 8/1/2031	15,205,000	13,061,477
Centene Corp 3.375% 2/15/2030	17,480,000	16,076,128
Centene Corp 4.25% 12/15/2027	19,645,000	19,291,731
Centene Corp 4.625% 12/15/2029	30,530,000	29,595,056
Cigna Group/The 3.05% 10/15/2027	67,800,000	66,133,337
Cigna Group/The 4.375% 10/15/2028	29,050,000	29,202,808
Cigna Group/The 4.8% 8/15/2038	18,087,000	17,259,343
Cigna Group/The 4.9% 12/15/2048	18,071,000	16,222,201
Cigna Group/The 5.4% 3/15/2033	30,000,000	31,298,172
CVS Health Corp 3% 8/15/2026	2,965,000	2,934,163
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,415,032
CVS Health Corp 5% 1/30/2029	15,279,000	15,579,272
CVS Health Corp 5% 9/15/2032	12,070,000	12,217,695
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,448,358
CVS Health Corp 5.45% 9/15/2035	20,000,000	20,352,047
HCA Inc 3.5% 9/1/2030	18,350,000	17,527,224
HCA Inc 3.625% 3/15/2032	4,185,000	3,926,166
HCA Inc 5.625% 9/1/2028	19,094,000	19,704,411
HCA Inc 5.875% 2/1/2029	21,003,000	21,867,431
Humana Inc 3.7% 3/23/2029	12,046,000	11,771,753
Humana Inc 5.375% 4/15/2031	25,106,000	25,824,302
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	36,274,689
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,779,629
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	10,239,386
		490,090,374
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	6,362,000	6,615,640
Mylan Inc 4.55% 4/15/2028	6,911,000	6,884,049
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,425,309
		20,924,998
TOTAL HEALTH CARE		609,208,781

Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 3.55% 3/1/2038	3,337,000	2,758,059
Boeing Co 5.15% 5/1/2030	6,621,000	6,794,176
Boeing Co 5.805% 5/1/2050	34,788,000	34,755,430
Boeing Co 5.93% 5/1/2060	12,640,000	12,627,298
Boeing Co 6.259% 5/1/2027	7,761,000	7,985,430
Boeing Co 6.298% 5/1/2029	11,086,000	11,764,984
Boeing Co 6.388% 5/1/2031	8,397,000	9,145,298
Boeing Co 6.528% 5/1/2034	8,987,000	9,934,824
Boeing Co 6.858% 5/1/2054	13,529,000	15,432,572
Boeing Co 7.008% 5/1/2064	12,768,000	14,780,918
		125,978,989
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,835,058
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,400,695
		6,235,753
Ground Transportation - 0.1%
CSX Corp 3.8% 4/15/2050	5,875,000	4,552,086
Uber Technologies Inc 4.15% 1/15/2031	20,008,000	19,825,271
Uber Technologies Inc 4.8% 9/15/2035	15,783,000	15,639,820
		40,017,177
Industrial Conglomerates - 0.0%
3M Co 3.05% 4/15/2030	1,519,000	1,447,446
Machinery - 0.0%
Deere & Co 3.1% 4/15/2030	9,897,000	9,487,012
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	3,641,000	3,746,711
Paychex Inc 5.35% 4/15/2032	5,068,000	5,258,775
Paychex Inc 5.6% 4/15/2035	3,958,000	4,143,559
Verisk Analytics Inc 4.5% 8/15/2030	9,982,000	10,011,967
Verisk Analytics Inc 5.125% 2/15/2036	22,439,000	22,646,509
		45,807,521
TOTAL INDUSTRIALS		228,973,898

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029 (e)	20,070,000	20,021,972
Dell International LLC / EMC Corp 4.5% 2/15/2031 (e)	39,739,000	39,647,134
Dell International LLC / EMC Corp 4.75% 10/6/2032 (e)	26,492,000	26,373,571
Dell International LLC / EMC Corp 5.1% 2/15/2036 (e)	41,980,000	41,745,843
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,829,456
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,358,650
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,251,074
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,232,459
		187,460,159
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	7,184,000	6,844,288
Broadcom Inc 2.45% 2/15/2031 (b)	61,131,000	55,599,419
Broadcom Inc 2.6% 2/15/2033 (b)	61,131,000	53,665,010
Broadcom Inc 3.419% 4/15/2033 (b)	5,516,000	5,104,917
Broadcom Inc 3.5% 2/15/2041 (b)	43,849,000	36,084,527
Broadcom Inc 4.926% 5/15/2037 (b)	23,167,000	23,104,870
		180,403,031
Software - 0.3%
Oracle Corp 4.45% 9/26/2030	15,097,000	15,089,593
Oracle Corp 4.8% 9/26/2032	25,181,000	25,211,279
Oracle Corp 5.2% 9/26/2035	22,924,000	23,050,229
Oracle Corp 5.875% 9/26/2045	14,137,000	14,175,382
Oracle Corp 5.95% 9/26/2055	17,723,000	17,668,481
Oracle Corp 6.1% 9/26/2065	18,241,000	18,207,407
		113,402,371
TOTAL INFORMATION TECHNOLOGY		481,265,561

Materials - 0.3%
Chemicals - 0.2%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	18,666,000	19,370,281
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	18,931,000	19,541,203
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	11,063,000	11,501,124
Dow Chemical Co/The 4.55% 11/30/2025	13,459,000	13,455,411
		63,868,019
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	36,803,000	37,021,969
Amrize Finance US LLC 4.7% 4/7/2028 (b)	26,383,000	26,690,916
		63,712,885
TOTAL MATERIALS		127,580,904

Real Estate - 2.6%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,367,202
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,740,330
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,786,874
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,537,268
VICI Properties LP 4.75% 4/1/2028	6,730,000	6,800,169
VICI Properties LP 4.95% 2/15/2030	38,231,000	38,674,432
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,652,829
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,227,446
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,772,910
WP Carey Inc 3.85% 7/15/2029	6,097,000	6,000,975
		126,560,435
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	16,471,274
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	18,066,432
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,707,300
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,272,547
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,713,370
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	3,029,171
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	22,273,814
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,593,634
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	25,876,798
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,807,576
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	29,173,391
Omega Healthcare Investors Inc 5.25% 1/15/2026	28,200,000	28,207,346
Ventas Realty LP 2.5% 9/1/2031	53,031,000	47,316,941
Ventas Realty LP 3% 1/15/2030	35,454,000	33,563,109
Ventas Realty LP 4% 3/1/2028	10,351,000	10,303,548
Ventas Realty LP 4.125% 1/15/2026	7,649,000	7,633,008
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,206,886
Ventas Realty LP 4.75% 11/15/2030	41,973,000	42,487,990
		399,704,135
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	7,209,201
Prologis LP 3.25% 6/30/2026	2,124,000	2,111,002
		9,320,203
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	16,564,000	15,403,101
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,615,314
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,590,103
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,683,543
COPT Defense Properties LP 2.25% 3/15/2026	7,272,000	7,197,854
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,432,045
COPT Defense Properties LP 4.5% 10/15/2030	4,024,000	3,997,463
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	34,621,455
		114,540,878
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,818,557
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	26,079,308
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	35,243,568
CBRE Services Inc 2.5% 4/1/2031	23,518,000	21,262,210
Mid-America Apartments LP 4% 11/15/2025	3,541,000	3,537,650
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,783,725
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,411,892
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,623,736
		167,760,646
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,807,281
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	13,378,190
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,940,416
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	20,439,631
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,722,363
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	16,440,842
		67,728,723
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,581,030
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,820,286
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,565,177
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,471,699
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	42,354,806
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,615,245
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,283,341
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,781,819
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,261,596
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,981,858
Regency Centers LP 3.7% 6/15/2030	25,000,000	24,334,661
Simon Property Group LP 2.65% 2/1/2032	30,000,000	26,883,327
		196,934,845
TOTAL REAL ESTATE		1,082,549,865

Utilities - 1.2%
Electric Utilities - 0.7%
Alabama Power Co 3.05% 3/15/2032	29,471,000	27,206,496
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,692,328
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	60,368,384
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,199,889
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,185,559
Duke Energy Corp 4.95% 9/15/2035	36,862,000	36,620,091
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	10,574,000	9,503,656
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	19,219,000	17,024,547
Exelon Corp 2.75% 3/15/2027	6,523,000	6,394,669
Exelon Corp 3.35% 3/15/2032	7,920,000	7,398,725
Exelon Corp 4.05% 4/15/2030	7,291,000	7,212,066
Exelon Corp 4.7% 4/15/2050	3,246,000	2,802,304
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	44,690,851
Southern Co/The 5.7% 3/15/2034	27,735,000	29,292,430
		267,591,995
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	30,500,000	30,218,945
AES Corp/The 2.45% 1/15/2031	28,885,000	25,867,718
AES Corp/The 3.95% 7/15/2030 (b)	42,717,000	41,248,730
		97,335,393
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	4,061,979
NiSource Inc 2.95% 9/1/2029	40,740,000	38,863,980
NiSource Inc 3.6% 5/1/2030	22,835,000	22,112,413
Puget Energy Inc 4.1% 6/15/2030	25,767,000	25,164,007
Puget Energy Inc 4.224% 3/15/2032	27,319,000	26,162,848
Sempra 6% 10/15/2039	5,386,000	5,601,417
		121,966,644
TOTAL UTILITIES		486,894,032

TOTAL UNITED STATES		8,395,110,100
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,038,601,655)		9,832,022,352

U.S. Government Agency - Mortgage Securities - 19.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.5%
Fannie Mae 2.5% 1/1/2052	2,863,647	2,432,323
Fannie Mae 3.5% 12/1/2036	216,852	211,503
Fannie Mae 3.5% 5/1/2036	168,022	164,056
Fannie Mae 6.5% 7/1/2054	3,166,253	3,322,134
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.196% 5/1/2033 (c)(d)	1,114	1,133
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	14,351	14,767
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	3,521	3,616
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	1,862	1,904
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.534%, 6.409% 3/1/2036 (c)(d)	21,733	22,317
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	12,870	13,223
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	15,723	16,235
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.629%, 6.445% 7/1/2035 (c)(d)	46,302	47,760
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (c)(d)	25,015	25,697
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (c)(d)	3,465	3,568
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.646%, 6.396% 5/1/2036 (c)(d)	43,642	44,967
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.493% 11/1/2036 (c)(d)	56,734	58,389
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (c)(d)	7,813	8,020
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	10,770	11,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.622% 7/1/2043 (c)(d)	198,057	206,019
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (c)(d)	21,477	22,361
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (c)(d)	27,880	28,917
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	48,629	50,707
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.695% 7/1/2035 (c)(d)	12,086	12,436
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	5,315	5,546
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (c)(d)	61,912	64,540
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.818% 12/1/2040 (c)(d)	548,416	571,518
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	9,920	10,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (c)(d)	10,970	11,457
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	27,456	28,658
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	9,665	10,093
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (c)(d)	37,276	38,481
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	3,144	3,249
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	62,690	65,193
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	12,324	12,618
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	77,617	79,444
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (c)(d)	20,782	21,279
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (c)(d)	17,134	17,539
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.745% 7/1/2034 (c)(d)	11,460	11,737
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.463%, 6.71% 5/1/2035 (c)(d)	8,805	9,025
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	13,135,588	11,811,191
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,616,268	1,366,703
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,885,972	16,082,617
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,048,151	15,329,270
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,437,767	6,687,854
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,024,396	3,618,636
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	35,417	31,846
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,581,340	1,339,211
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	17,206,845	14,421,602
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,651,150	6,879,722
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	24,740	22,246
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,613,940	1,365,756
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	3,757,456	3,378,611
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,644,798	1,389,752
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,676,565	19,754,432
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	23,761	21,328
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,679,690	1,417,544
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,717,579	1,336,996
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	6,895,301	6,215,165
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	26,036,415	20,031,285
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	6,895,256	6,386,542
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,263,733	4,292,735
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	911,320	738,938
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	69,898	56,676
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	48,733	39,515
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	5,086,344	4,408,080
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,442	15,136
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,040,214	7,454,497
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	29,378,176	24,087,328
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,721,099	17,883,915
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,950,098	7,355,016
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	65,426	52,850
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,494,661	5,636,280
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,175,986	4,491,179
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,889,859	4,241,380
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,031,619	4,116,018
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	27,858,134	22,893,272
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,482,866	14,323,371
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	201,013	162,990
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,864,397	1,634,992
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,679	12,834
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,936,044	12,218,139
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,420,565	8,537,366
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,805,968	4,774,860
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,823,435	4,731,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,671	13,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	56,233	45,807
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,528	11,024
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	428,770	347,196
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	69,702	57,106
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,057	14,012
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,044,094	9,555,817
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	94,632	77,116
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,224,888	1,006,972
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	791,406	693,806
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,010,603	7,325,895
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	19,758,470	18,356,311
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	571,488	500,914
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,201	14,976
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,450,487	3,192,684
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,041,713	5,276,664
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	37,109,155	30,252,051
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,835,126	3,150,433
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,956,557	1,593,186
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	228,538	186,023
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	66,071	53,780
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,917,428	5,475,308
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	2,461,309	2,140,624
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,099,726	2,026,998
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	11,774,933	11,124,750
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,533,684	3,879,153
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,303,167	1,119,508
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,041,719	894,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	700,732	601,976
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	278,472	271,993
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	24,735	24,170
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,143,163	2,069,796
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	230,359	222,564
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	60,786	58,728
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	33,504	32,370
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,318	6,106
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	33,794	32,503
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,253,326	2,782,625
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	339,536	332,121
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,352,296	1,305,983
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	70,970	68,540
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	66,528	64,224
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	527,130	506,993
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,833	5,624
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,495,632	8,476,054
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	6,180,716	5,522,645
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,015,050	3,598,362
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,320,040	1,183,665
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,310,714	1,174,020
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,200,989	1,076,695
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,631,649	9,086,785
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,072,674	6,899,650
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,771,946	3,639,812
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	101,696	97,735
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	22,373	21,519
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	9,977,635	9,619,607
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,858,220	12,727,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	79,421	67,781
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,141,326	1,102,690
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,798,090	3,411,497
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	3,063,069	2,747,733
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	735,610	631,939
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	22,867	21,993
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,183,279	1,068,584
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,084,880	979,662
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,858,255	4,147,757
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,899,356	5,047,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,068,653	1,997,772
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	8,002,178	7,396,798
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,580,884	3,215,358
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,281,149	1,144,744
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	24,936,715	21,500,236
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,256,951	5,351,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	227,655	220,495
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	855,535	772,915
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,249,646	1,125,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	973,729	876,775
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	203,917	182,358
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	80,968	72,442
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	28,381,836	24,337,552
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,380,030	12,362,397
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	29,558,379	25,411,102
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,441,806	2,188,799
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	998,440	897,512
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,450,309	1,402,978
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	318,277	308,005
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,908,358	24,635,471
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	23,378,653	19,923,101
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,542,457	19,210,502
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	18,534	18,088
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	576,537	557,027
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	5,129,046	4,857,052
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	8,105,623	7,250,070
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	109,349	106,418
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,703,663	1,575,639
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	357,536	330,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	237,013	219,976
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	193,044	178,307
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	184,151	170,235
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	173,469	160,350
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	154,626	142,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	145,113	134,381
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	120,259	111,078
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	97,291	90,494
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	70,459	65,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,873	40,757
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,594	31,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,287	31,717
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,339	29,835
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,120	28,682
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,689	28,558
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,460	28,115
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,201	25,114
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,723	23,756
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,499	23,630
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,535	21,759
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,080	21,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,222	10,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	135,908	126,306
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,217,556	6,411,117
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,216,651	1,079,666
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	428,618	380,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	17,006	15,096
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	151,913	140,289
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,406	3,168
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,779,620	2,523,769
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	49,422	44,270
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,015,505	5,333,975
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	709,015	694,244
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	840,939	778,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	125,194	115,695
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	87,910	81,421
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	62,830	57,757
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	28,109	26,037
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,232	23,324
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,929	23,192
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,577	22,076
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,648	19,883
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,718	8,999
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,522,594	3,198,355
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,432,673	3,116,710
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,428,112	1,268,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,741,913	16,666,857
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,079,154	8,981,328
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	104,197	93,141
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	75,682	67,651
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	10,420	10,275
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,406,360	4,304,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,905,895	1,862,134
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	461,976	427,895
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	194,989	180,201
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	114,456	105,866
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	79,151	72,828
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	77,546	71,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	76,199	70,472
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	71,007	65,674
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	70,448	64,958
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	65,563	60,668
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,800	29,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,393	22,561
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,228	19,641
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,764	14,573
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,605	14,329
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,158	14,108
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,719	9,060
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,712	6,199
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,633	5,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	20,509	18,672
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	20,779	18,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,192,523	11,718,483
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,622,125	5,871,868
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,329,820	3,854,493
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,109,345	1,875,804
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,219,984	1,197,986
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	64,185	63,160
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	74,254	72,283
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	490,767	480,815
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,242,958	1,147,464
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	924,876	854,146
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	710,253	656,788
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	562,967	520,291
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	446,258	412,122
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	280,434	259,488
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	239,174	220,832
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	216,732	199,694
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	136,299	126,393
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	104,046	96,136
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	94,251	86,607
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	64,657	59,548
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,468	16,073
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,222	15,013
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,666	8,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,192	6,801
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,066,096	7,220,302
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	22,994,878	20,405,830
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,849,118	5,190,551
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	394,876	350,416
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	160,351	156,483
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	392,950	363,481
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	101,440	93,750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	67,070	61,924
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	30,287	27,939
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	22,974	21,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,682	15,413
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,269	13,210
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	99,305	90,878
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	268,951	247,211
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	106,967	97,364
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,261,894	1,145,742
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,246,466	9,153,630
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,167,890	9,026,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	8,774,149	7,788,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	312,348	286,820
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	248,080	229,252
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	54,864	50,648
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	51,883	47,858
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	49,796	45,982
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	44,553	41,096
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,724	16,363
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,186	15,854
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,840	9,084
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,142,788	1,042,242
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	43,819	39,156
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	40,454,780	36,212,773
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,753,636	7,833,695
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,247,857	1,151,128
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,029,043	950,570
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	148,744	137,326
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	93,737	86,522
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	70,624	65,162
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	62,974	58,084
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	34,928	32,256
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,532	17,112
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,514	14,238
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,576	1,455
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,493,278	1,363,750
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	104,759	96,305
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	54,915	50,854
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,137,316	1,032,987
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,139	19,366
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,322	14,102
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,213	14,008
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,964	10,058
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	979,879	904,746
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	104,115	95,186
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	12,453,778	11,070,064
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,483,572	5,801,692
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,407,650	1,380,292
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	14,263	13,529
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	237,157	219,790
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	54,916	50,737
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,270,413	3,931,639
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,640	22,757
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,856	16,553
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	595,344	544,776
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	530,865	486,615
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	10,091,456	9,159,429
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,267,002	3,815,572
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	45,699	44,962
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	667,839	615,315
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	292,661	269,458
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	37,251	34,268
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,179,691	2,900,265
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	298,910	272,366
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	109,844	99,763
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	15,041,607	13,403,267
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	264,767	233,446
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	83,638	74,450
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,041,371	5,385,230
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	43,198	38,304
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,042,889	2,973,006
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	794,280	733,861
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	118,850	109,506
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	104,306	95,957
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	43,325	39,918
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,282	4,866
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	101,874	90,682
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	22,094	19,446
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	14,571	13,834
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	33,987	32,004
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	171,309	161,168
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	112,323	105,932
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	30,640	29,688
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	17,862	17,054
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	826,195	783,610
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	138,247	131,345
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	7,643,395	7,145,463
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	140,288	131,017
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	46,291	43,232
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,837	10,124
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	471	442
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,602,970	3,378,386
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,172,698	2,005,356
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,729	3,662
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	127,233	123,994
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	25,342	24,183
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,584,371	1,503,190
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	584,271	557,339
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	545,453	517,494
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	146,605	139,135
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	88,133	83,661
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	41,412	39,464
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	24,442	23,154
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,562	4,333
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	398,194	373,124
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	245,457	229,543
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,325,438	3,118,153
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,667	7,161
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,354,904	2,169,112
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	3,866	3,681
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	268,752	254,213
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	174,853	165,689
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	84,956	80,486
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	73,005	68,911
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,856	43,486
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	23,644	22,382
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	87,582	82,616
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,123	23,526
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,800	4,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	259,753	239,260
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	110,049	101,367
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	87,491	80,588
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	12,673	12,094
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	189,646	180,211
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	127,275	120,902
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	74,327	70,451
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	20,326	19,181
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	59,778	56,182
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,765,257	1,650,259
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	474,683	443,759
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	838,457	781,739
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	299,276	282,923
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	107,772	102,217
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	60,156	56,702
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	19,632	18,335
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	45,553	42,101
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,261,186	3,922,334
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	335,987	317,701
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	301,156	285,408
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	7,336,767	6,748,758
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,273,296	1,164,085
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	192,907	186,790
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	365,673	347,312
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	246,827	234,303
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	17,315	16,419
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,415	4,200
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,399,214	1,324,478
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	785,244	742,638
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	140,336	132,946
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	102,786	97,306
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	31,885	30,215
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,343,268	2,194,276
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	621,477	581,961
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	5,300	4,905
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	477,689	440,300
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	113,993	110,378
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	698,091	663,763
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	96,604	91,455
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,155	4,903
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,799	3,612
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,138,219	1,076,487
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	622,812	589,523
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	20,091	18,931
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	10,046	9,554
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,142,423	1,069,784
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	993,970	916,171
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	30,218	27,853
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	126,947	122,922
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	789,369	749,671
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	32,583	30,954
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	18,623	17,672
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,036,837	981,215
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	16,440	15,595
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	47,557	45,110
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,970	3,772
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	99,459	93,897
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,855,010	2,671,695
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,749,144	1,636,835
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	188,231	176,145
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	9,274,624	8,801,370
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,543,477	3,262,805
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,476,159	4,135,600
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	901,321	856,101
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	218,008	207,461
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	128,120	121,386
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,002,053	952,218
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	126,422	119,846
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	23,871	22,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,006	3,795
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	41,456	39,018
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	499,231	466,708
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	18,789	17,571
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	10,354,374	9,637,768
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	575,972	527,326
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	282,107	259,762
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,229,464	2,961,554
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	8,023	7,781
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	383,165	363,440
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	337,719	320,643
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	178,923	169,810
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	116,166	110,198
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	107,547	102,353
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	78,344	74,545
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	61,246	58,092
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,095	31,407
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,221	28,772
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	828,269	778,266
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	24,732	23,190
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	6,091,161	5,703,867
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	10,152	9,494
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,123,816	1,994,087
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	56,729	52,892
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	1,814,966	1,668,937
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	390,567	359,753
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	30,367	27,962
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,961	14,702
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	19,548	18,609
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	51,652	49,259
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	25,224	24,436
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,840,048	2,775,740
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	368,793	360,026
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	117,525	114,753
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	111,631	109,069
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	74,888	73,232
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	46,570	45,486
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,715	29,016
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,796	23,232
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,768	13,490
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,001	12,702
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,459	11,214
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,549	9,348
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,237	9,027
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,630	8,429
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,854,749	1,812,198
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	129,662	126,499
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	85,376	83,100
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,997	5,950
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	263,130	256,679
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	133,219	129,522
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	1,001,168	969,083
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	264,254	255,230
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	55,708	53,440
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	252,860	242,092
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	395,202	386,594
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	85,274	83,330
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	310,567	303,781
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	157,084	153,193
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	104,666	102,537
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	55,217	53,989
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	34,630	33,879
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,818	21,359
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,458	18,079
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,150	1,122
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,594,735	1,556,634
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,005,427	981,137
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	59,642	58,136
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	27,769	27,135
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,925	17,503
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,554	5,475
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	516,251	503,615
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	170,864	165,424
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,475	51,599
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,835,798	2,740,730
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	11,387,059	10,902,119
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	251,335	245,915
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,589,495	2,531,173
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	335,019	327,827
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	231,954	227,150
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	207,261	202,336
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	193,640	188,942
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	183,364	179,087
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	177,196	173,348
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	177,262	173,295
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	159,266	155,640
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	150,034	146,303
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	139,246	136,023
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	128,906	125,770
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	119,866	117,150
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	92,964	90,735
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,132	84,953
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,022	76,414
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,851	76,029
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,955	67,227
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,339	59,811
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,717	51,774
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,534	37,498
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,948	33,188
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,537	30,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,169	22,724
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,897	22,404
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,478	13,177
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,085	3,009
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	840	822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,933,905	1,887,771
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	503,442	491,426
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	415,879	405,710
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,700	19,176
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	36,010	35,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	637,821	615,442
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	484,723	474,336
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	244,018	238,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	471,703	460,650
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	99,282	96,998
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	85,594	83,695
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	35,062	34,229
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,770	15,475
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,163	13,864
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,092	11,809
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,841	11,600
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,722	10,419
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,382	7,222
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,805	4,689
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,031	3,948
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,536	3,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,282	3,208
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,462	1,429
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	693	677
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	385,839	376,348
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	210,780	205,717
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	38,643	37,705
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,141	25,513
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	67,074	65,547
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	65,569	63,624
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	630,537	611,430
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	92,662	89,840
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	514,951	497,527
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	235,911	227,486
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,121	12,653
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	464,738	446,399
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,336,776	2,283,769
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	143,905	140,605
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	41,849	40,889
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	34,340	33,463
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,148	16,732
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,009	12,724
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,397	11,133
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,884	9,651
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,091	7,906
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,695	1,656
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,336,690	1,303,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	244,655	238,248
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	116,121	113,455
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	55,270	54,252
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	41,028	40,099
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	36,809	35,873
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,760	10,483
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,829	4,706
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	13,162	12,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	312,830	301,952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	528,335	506,660
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	19,363	18,599
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	2,148,799	2,055,273
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	32,439	31,943
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	980,729	960,644
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	351,173	343,815
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	110,143	107,797
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	137,442	134,669
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	60,008	58,605
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	56,638	55,207
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,192	31,442
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,335	22,800
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,610	20,093
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,712	11,483
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,406	7,242
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,204	7,039
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,352	3,271
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,946	1,904
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,097,458	1,069,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	138,758	135,442
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	117,633	114,650
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	103,491	100,908
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	89,926	87,682
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	54,417	53,097
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	40,556	39,448
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,491,049	2,417,034
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	873,917	846,396
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	152,014	147,141
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,933,676	1,868,246
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	123,212	118,812
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	632,793	606,833
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	942,707	919,757
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	319,791	312,097
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	300,191	292,909
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	181,913	177,323
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	136,040	132,564
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,987	57,407
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,880	56,365
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	48,171	46,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	34,128	33,420
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,989	19,485
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	423,857	412,062
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	142,527	137,979
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	110,003	106,006
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,581,069	2,484,055
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	610,381	585,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	585,834	561,984
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	151,132	144,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,707,567	2,582,953
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	226,499	221,467
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,635,151	2,536,104
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,083,870	1,039,744
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	586,704	574,173
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	454,339	444,958
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,262	1,238
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	251,252	245,548
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	226,692	219,931
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	20,329	19,728
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	323,902	313,739
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	2,017,661	1,945,606
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,839,028	4,601,193
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,661,829	4,432,703
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	58,207	57,155
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,154	4,074
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,054	1,032
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	45,200	44,028
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	30,059	29,190
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,191,975	3,086,961
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,717,914	1,651,733
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,447,043	1,391,297
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	115,108	112,511
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,738	11,490
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	10,415	10,212
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	99,952	97,168
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	29,238	28,397
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,323	23,617
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	334,513	323,578
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	205,502	199,342
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	202,336	195,483
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	334,559	328,452
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	623,439	613,254
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	55,548	54,641
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	55,221	53,913
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	26,329	25,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	66,081	64,482
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	28,137	27,401
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	23,903	23,297
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,121	16,768
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,692	6,536
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	14,116	13,704
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,804,936	3,677,378
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	29,179	28,200
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	46,318	45,705
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	4,017	4,030
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	20,711	20,703
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	495,575	489,522
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	69,042	68,199
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	43,293	42,832
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	33,575	33,102
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	27,964	28,007
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,109	3,104
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,405,719	1,400,410
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	200,948	198,557
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,739	10,628
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	4,885,207	4,759,892
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,293	3,304
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	471,753	472,683
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	29,041	29,086
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,637	17,667
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	148,854	149,094
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	8,108	8,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,806,233	3,812,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	119,106	119,191
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	188,440	187,610
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	31,625	31,485
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	352,800	353,280
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	64,765	63,994
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	20,959	20,709
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	10,575,487	10,304,207
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	53,547	53,725
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	17,939	17,992
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	283,383	283,975
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	57,564	57,675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	57,270	57,349
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	12,004	12,025
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,079	9,094
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	318,582	318,834
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,907	11,894
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,106	23,048
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	6,030	6,019
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	240,221	237,887
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	32,752	32,403
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	925,176	914,743
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	5,107,471	5,005,185
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	14,861	14,904
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	704,077	705,221
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	15,572	15,594
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	12,406	12,425
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,235	1,238
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	500,725	500,078
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	939,415	940,773
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	254,138	250,875
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	182,759	180,413
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	90,441	88,998
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	2,806,311	2,826,407
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	109,467	109,834
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,956	1,961
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	23,336	23,372
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	191,788	190,944
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	152,408	151,166
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	151,556	149,894
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	37,167	36,795
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	27,829	27,611
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	290,337	286,609
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	57,609	56,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,980,637	1,987,280
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	553,433	555,284
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	340,602	341,738
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	9,442	9,462
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	688	690
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	69,562	69,599
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	18,301	18,325
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,414	5,420
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,023	2,026
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	118,439	118,789
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	55,570	55,549
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	92,062	91,657
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	193,803	191,678
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	153,148	151,325
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	96,067	95,014
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	79,426	78,630
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,733	40,286
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	33,895	33,555
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	198,673	196,060
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	340	341
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,048,262	5,097,031
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,983	3,992
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,390	9,408
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	111,378	111,535
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,567	10,578
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	131,952	130,506
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,408	51,997
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	23,913	23,726
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,498,165	1,508,893
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,826	1,830
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,764,977	1,767,294
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	530,206	531,983
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	502,259	501,644
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	156,085	155,251
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	29,994	29,750
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,670,286	2,642,677
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,323	73,555
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	42,461	41,955
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,776	24,574
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	976	975
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,273	5,286
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,478	2,482
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	383,753	384,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	61,783	61,914
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,332	14,362
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,930	8,948
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,574	2,579
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	10,974	10,985
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	16,200	16,212
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	77,670	77,329
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,101,499	2,079,771
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	320,790	316,972
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	77,188	77,430
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,061	38,187
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,707	34,816
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,970	27,060
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,229	25,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,592	15,641
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,332	11,370
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,152	6,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,860	5,878
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,276	3,285
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	10,358	10,379
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,901,469	3,933,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	323,966	324,477
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,506	3,514
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,424	3,431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,171	2,175
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,479	1,483
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	36,676	36,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,105	14,125
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,570	9,576
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	16,698	16,500
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	84,020	84,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	40,993	41,129
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,973	39,102
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,330	31,434
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,056	17,110
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,951	12,994
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	195,479	196,132
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	99,257	99,590
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	5,125	5,142
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	19,711	19,756
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,103	5,107
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	30,630	30,652
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	808,710	809,991
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	49,344	49,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	343,088	339,004
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	75,958	75,054
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	4,042	4,083
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	8,645	8,794
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	678,000	690,919
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	17,638,753	17,724,421
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,442,782	11,487,630
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,494,727	2,533,487
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	9,379,634	9,425,189
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,977,870	6,001,299
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,438,763	5,480,475
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,381	7,514
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,443,952	6,473,236
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,754,837	1,782,126
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	634,694	642,928
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	298,287	303,161
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	28,181	28,696
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	121,706	124,033
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	32,688	33,308
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	31,235	31,819
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,570,214	2,592,335
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,279,278	4,345,316
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	628,605	638,241
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	58,572	59,685
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	48,712	49,637
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	34,964	35,577
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,388	22,804
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	954,916	962,837
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	64,933	65,846
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,084,800	1,102,616
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	17,960	18,273
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	10,383	10,571
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	45,690	46,560
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	12,961	13,210
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	23,928	24,389
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	20,243	20,628
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	47,539	48,454
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,309	22,738
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	10,045	10,238
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	68,920	70,245
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,476	18,832
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	13,529	13,766
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	488,708	494,168
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	1,104,869	1,145,225
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	373,575	386,520
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,684,836	1,743,216
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,795,641	2,846,208
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	979,689	1,011,186
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	365,353	377,099
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	85,553	88,304
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	65,170	67,265
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	438,664	453,960
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	364,143	375,851
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,298,835	6,414,737
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,854,118	5,981,960
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,521,876	5,630,384
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,973,384	9,135,695
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	241,563	249,715
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	20,270,645	20,706,981
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,151,716	8,350,113
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	24,817	25,076
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	62,854	63,469
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (c)(d)	4,293	4,363
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (c)(d)	70	71
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	11,371	11,568
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	9,575	9,748
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	1,483	1,508
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	2,106	2,146
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	3,882	3,997
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 7.25% 3/1/2036 (c)(d)	40,650	42,205
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	7,847	8,235
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,386	1,453
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,147,012	1,206,000
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	366,262	386,042
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	362,442	382,671
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	31,695	33,485
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	189,130	197,591
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	58,255	60,920
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	10,414	10,641
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,567	9,003
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,798	8,195
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,496	5,782
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,757	1,840
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,341	1,400
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,021	1,073
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	866	910
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	660	693
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	366,235	385,413
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	101,554	107,090
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	12,540,661	13,030,792
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	558,622	583,237
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	48,890	51,187
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	45,407	47,079
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	19,814	20,724
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,780	3,977
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,849	1,945
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	795	835
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	695	731
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	22,852	24,112
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,175	1,240
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,010	1,068
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,927,264	8,222,224
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,001,408	3,118,713
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,112,365	1,156,883
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	58,260	61,508
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,087	1,147
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	679	716
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	12,075,720	12,506,170
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,869,007	1,946,289
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	635	661
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	157,435	164,211
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	48,907	51,383
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	131,901	139,291
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	36,163	37,862
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,115	4,347
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	7,976,668	8,173,759
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	15,282,717	15,862,110
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	49,070	51,778
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,446	2,545
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,749	2,885
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	730	769
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	9,137	9,612
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	475,240	501,275
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,608,601	23,167,224
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	9,359,481	9,699,689
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	51,302	53,664
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,176	6,492
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,537	3,705
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	177	185
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	95	98
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	164,299	172,488
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	12,856,187	13,306,422
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	24,926,680	25,526,999
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,344,321	5,558,623
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	59,604	62,535
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	11,706	12,258
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,641	9,060
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,170	1,225
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	828	868
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	466	487
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	288	294
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	60,917	64,334
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	336,988	355,649
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,159,728	2,235,363
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,155,146	17,788,100
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	12,699,129	13,004,967
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,003,622	19,514,742
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,385	16,098
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	5,976	6,258
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,185	4,384
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,700	3,883
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	311	326
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	180	189
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	795,689	829,282
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	184	194
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	27,920,815	28,593,243
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	7,904	8,105
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	80,390	84,328
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	9,843	10,294
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,867	3,016
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,534	1,611
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,249	1,307
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	167	173
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	26,410	27,869
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	30,206	31,885
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	30,988,317	31,734,621
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	612	649
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	526	555
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,756,724	2,901,703
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,743	11,408
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,378	3,524
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	33,413	34,955
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,563	1,662
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,445,120	2,567,562
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	577	611
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,324	3,532
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,915,500	5,089,528
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	5,010,996	5,269,833
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,144	1,221
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,821	1,911
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	11,517,491	12,092,618
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,933,156	8,211,541
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,096,900	5,354,599
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,052	10,487
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,389	2,492
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,939	4,129
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	755	801
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	26,848,054	28,215,982
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,370,175	8,663,242
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,429,169	3,589,957
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	4,577,648	4,820,181
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,254	6,640
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,348	1,432
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	29,948	31,331
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	23,652	24,733
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,356	5,608
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,570,294	4,799,155
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,564,967	6,910,741
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	5,051,685	5,326,042
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	570	604
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,919,765	8,295,440
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (d)	159,488	165,736
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	903	910
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	200	209
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	145	152
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,716	1,800
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	281	297
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	174	184
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	711	715
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	12,035	12,583
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	5,016	5,244
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	808	845
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	85	85
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	69	72
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	6,674	6,977
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	687	718
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	256	268
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	199	208
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	257	271
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	468	498
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	377	395
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	6	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	65	65
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	708	740
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	317	331
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	192	201
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	187	195
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	126	131
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	116	122
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,457	1,524
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	9,518	10,020
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	455	458
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,626	1,700
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	654	689
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	302	319
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	12	11
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	4,184	4,374
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	690	722
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	288	301
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	5,595	5,850
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	706	738
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	45	47
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	784	787
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	358	375
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,203	2,345
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	671	670
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	65	68
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	5	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	216	226
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	9,641	10,162
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	555	586
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	274	288
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	105	111
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	154	154
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	9	8
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	88	92
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	269	283
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	731	775
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	497	527
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	44	46
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	109	109
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	71	72
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	59	59
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	6,106	6,384
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	184	192
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	13,749	14,374
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	408	428
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	371	393
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	81	86
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,578	2,696
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	14	13
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,693	1,770
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,308	8,808
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,648	3,814
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,732	1,818
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,395	1,481
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	412	436
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	44	45
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,705	2,828
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,186	1,240
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	203	212
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	472	496
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	177	186
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,125	1,188
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,079	1,145
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	253	266
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	119	126
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	4,027	4,339
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,085	1,090
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	119	119
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,338	1,399
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	284	297
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	469	490
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	307	321
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	103	108
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	868	907
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	104	109
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	13,959	14,808
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,517	3,729
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,366	1,374
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	611	639
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	17	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	779	814
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	584	610
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	440	461
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	3,109	3,250
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	113	118
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,324	2,430
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	3,839	4,026
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	328	343
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	157	165
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	111	116
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,849	3,026
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	17	16
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	852	860
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,123	1,143
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,048	1,072
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	929	948
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	363	372
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	331	339
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	183	188
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	108	111
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	505	527
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	341	349
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	10,169	10,511
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,748	2,877
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	359	375
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,100	1,121
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	602	616
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	316	322
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	274	279
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	267	269
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	288	293
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	178	186
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	20,300	21,325
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	959	983
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	318	327
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	239	245
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	486	498
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	239	248
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,260	1,333
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	376	381
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	296	300
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	165	170
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,682	2,806
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,168	1,216
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	61	63
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	539	569
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,391	1,414
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	264	271
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	123	123
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	413	421
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	432	443
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,112	1,131
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	90	91
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	83	85
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	772	788
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	629	653
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	287	288
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	456	463
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,355	1,396
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	3,022	3,148
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	219	223
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	186	189
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	3,861	3,925
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,802	1,867
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	191	197
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	147	149
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	134	138
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	5,773	6,015
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3,600	3,754
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,648	2,768
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,472	2,572
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,818	1,899
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,446	1,507
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,280	1,338
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	857	891
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	352	360
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	199	201
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	179	185
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	14,107	14,455
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	310	327
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	151	152
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	715	732
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	185	187
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	82	83
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	954	994
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	748	782
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	499	519
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	82	85
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	64	67
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	32	32
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	8,032	8,656
Freddie Mac Gold Pool 1.5% 1/1/2036	7,608,374	6,841,259
Freddie Mac Gold Pool 1.5% 1/1/2051	1,211,679	938,650
Freddie Mac Gold Pool 1.5% 10/1/2035	10,295,218	9,257,201
Freddie Mac Gold Pool 1.5% 11/1/2035	8,968,697	8,064,427
Freddie Mac Gold Pool 1.5% 11/1/2035	8,554,950	7,692,396
Freddie Mac Gold Pool 1.5% 11/1/2035	87,065	78,287
Freddie Mac Gold Pool 1.5% 11/1/2050	762,703	592,988
Freddie Mac Gold Pool 1.5% 12/1/2035	16,598,049	14,924,549
Freddie Mac Gold Pool 1.5% 12/1/2040	962,213	814,230
Freddie Mac Gold Pool 1.5% 12/1/2050	519,214	403,680
Freddie Mac Gold Pool 1.5% 12/1/2050	127,958	99,605
Freddie Mac Gold Pool 1.5% 2/1/2041	1,660,438	1,402,846
Freddie Mac Gold Pool 1.5% 2/1/2051	31,998,819	24,618,499
Freddie Mac Gold Pool 1.5% 3/1/2036	41,180	36,964
Freddie Mac Gold Pool 1.5% 3/1/2041	1,681,075	1,420,359
Freddie Mac Gold Pool 1.5% 3/1/2051	9,338,683	7,184,776
Freddie Mac Gold Pool 1.5% 3/1/2051	181,298	141,126
Freddie Mac Gold Pool 1.5% 4/1/2041	1,722,549	1,452,433
Freddie Mac Gold Pool 1.5% 5/1/2036	71,820	64,466
Freddie Mac Gold Pool 1.5% 6/1/2051	445,971	347,152
Freddie Mac Gold Pool 1.5% 7/1/2035	10,589,668	9,545,129
Freddie Mac Gold Pool 1.5% 8/1/2035	7,205,400	6,494,677
Freddie Mac Gold Pool 2% 1/1/2052	1,072,872	869,931
Freddie Mac Gold Pool 2% 10/1/2041	9,119,905	7,914,553
Freddie Mac Gold Pool 2% 10/1/2051	28,868,628	23,615,418
Freddie Mac Gold Pool 2% 10/1/2051	3,956,094	3,251,041
Freddie Mac Gold Pool 2% 10/1/2051	1,374,761	1,126,315
Freddie Mac Gold Pool 2% 11/1/2041	5,631,836	4,885,349
Freddie Mac Gold Pool 2% 11/1/2050	18,120,606	14,743,931
Freddie Mac Gold Pool 2% 11/1/2050	18,587	15,135
Freddie Mac Gold Pool 2% 11/1/2051	25,326,097	20,717,520
Freddie Mac Gold Pool 2% 11/1/2051	16,056,047	13,094,196
Freddie Mac Gold Pool 2% 11/1/2051	1,884,160	1,543,656
Freddie Mac Gold Pool 2% 11/1/2051	1,207,011	988,880
Freddie Mac Gold Pool 2% 11/1/2051	686,603	556,727
Freddie Mac Gold Pool 2% 11/1/2051	466,208	378,022
Freddie Mac Gold Pool 2% 12/1/2051	827,273	670,788
Freddie Mac Gold Pool 2% 12/1/2051	190,505	154,469
Freddie Mac Gold Pool 2% 2/1/2041	2,970,137	2,591,779
Freddie Mac Gold Pool 2% 2/1/2042	1,059,677	917,559
Freddie Mac Gold Pool 2% 2/1/2051	3,722,112	3,027,354
Freddie Mac Gold Pool 2% 2/1/2052	38,063,859	31,149,293
Freddie Mac Gold Pool 2% 3/1/2041	1,866,735	1,636,975
Freddie Mac Gold Pool 2% 3/1/2051	6,217,657	5,057,088
Freddie Mac Gold Pool 2% 3/1/2051	371,200	302,261
Freddie Mac Gold Pool 2% 4/1/2052	6,557,591	5,366,359
Freddie Mac Gold Pool 2% 5/1/2041	2,789,763	2,430,446
Freddie Mac Gold Pool 2% 5/1/2051	81,833,298	67,351,301
Freddie Mac Gold Pool 2% 5/1/2051	6,234,896	5,069,161
Freddie Mac Gold Pool 2% 5/1/2051	1,326,021	1,080,168
Freddie Mac Gold Pool 2% 5/1/2051	553,263	451,030
Freddie Mac Gold Pool 2% 6/1/2035	35,621,619	33,093,731
Freddie Mac Gold Pool 2% 6/1/2041	4,665,593	4,061,806
Freddie Mac Gold Pool 2% 6/1/2050	92,666,579	75,543,463
Freddie Mac Gold Pool 2% 6/1/2050	20,021,183	16,446,761
Freddie Mac Gold Pool 2% 7/1/2041	22,257,267	19,468,223
Freddie Mac Gold Pool 2% 7/1/2041	17,118	14,891
Freddie Mac Gold Pool 2% 8/1/2051	1,250,927	1,018,606
Freddie Mac Gold Pool 2% 9/1/2050	51,008,123	41,534,920
Freddie Mac Gold Pool 2% 9/1/2051	7,486,273	6,154,412
Freddie Mac Gold Pool 2.5% 1/1/2031	55,344	53,684
Freddie Mac Gold Pool 2.5% 1/1/2033	51,258	49,292
Freddie Mac Gold Pool 2.5% 1/1/2042	9,349,700	8,339,396
Freddie Mac Gold Pool 2.5% 1/1/2052	5,495,916	4,702,468
Freddie Mac Gold Pool 2.5% 10/1/2029	386,772	377,767
Freddie Mac Gold Pool 2.5% 10/1/2031	306,462	296,655
Freddie Mac Gold Pool 2.5% 10/1/2041	4,568,094	4,081,940
Freddie Mac Gold Pool 2.5% 10/1/2050	37,280,571	32,154,661
Freddie Mac Gold Pool 2.5% 10/1/2051	5,280,213	4,512,956
Freddie Mac Gold Pool 2.5% 11/1/2031	1,759,470	1,699,177
Freddie Mac Gold Pool 2.5% 11/1/2031	274,451	265,041
Freddie Mac Gold Pool 2.5% 11/1/2032	61,271	58,905
Freddie Mac Gold Pool 2.5% 11/1/2041	6,309,898	5,659,820
Freddie Mac Gold Pool 2.5% 11/1/2041	1,807,633	1,619,067
Freddie Mac Gold Pool 2.5% 11/1/2041	829,284	744,418
Freddie Mac Gold Pool 2.5% 11/1/2050	78,613,647	67,509,823
Freddie Mac Gold Pool 2.5% 11/1/2051	2,387,241	2,055,276
Freddie Mac Gold Pool 2.5% 12/1/2031	1,973,278	1,906,491
Freddie Mac Gold Pool 2.5% 12/1/2031	35,289	34,066
Freddie Mac Gold Pool 2.5% 12/1/2032	22,525	21,647
Freddie Mac Gold Pool 2.5% 12/1/2051	13,009,920	11,119,474
Freddie Mac Gold Pool 2.5% 12/1/2051	1,328,127	1,142,195
Freddie Mac Gold Pool 2.5% 2/1/2032	28,635	27,643
Freddie Mac Gold Pool 2.5% 2/1/2033	24,949	23,967
Freddie Mac Gold Pool 2.5% 2/1/2042	1,190,288	1,067,044
Freddie Mac Gold Pool 2.5% 2/1/2051	26,368,118	22,717,900
Freddie Mac Gold Pool 2.5% 2/1/2051	5,601,755	4,775,522
Freddie Mac Gold Pool 2.5% 3/1/2050	2,840,389	2,424,995
Freddie Mac Gold Pool 2.5% 3/1/2051	5,131,953	4,375,013
Freddie Mac Gold Pool 2.5% 4/1/2033	391,077	375,679
Freddie Mac Gold Pool 2.5% 4/1/2033	181,745	174,375
Freddie Mac Gold Pool 2.5% 4/1/2042	1,158,194	1,034,390
Freddie Mac Gold Pool 2.5% 4/1/2052	2,631,630	2,260,747
Freddie Mac Gold Pool 2.5% 5/1/2030	24,178	23,544
Freddie Mac Gold Pool 2.5% 5/1/2034	340,858	324,700
Freddie Mac Gold Pool 2.5% 5/1/2041	3,534,746	3,182,034
Freddie Mac Gold Pool 2.5% 5/1/2041	2,545,576	2,296,644
Freddie Mac Gold Pool 2.5% 5/1/2051	22,556,730	19,391,840
Freddie Mac Gold Pool 2.5% 5/1/2051	2,489,840	2,143,608
Freddie Mac Gold Pool 2.5% 6/1/2030	26,963	26,223
Freddie Mac Gold Pool 2.5% 6/1/2031	481,379	466,164
Freddie Mac Gold Pool 2.5% 6/1/2031	202,148	196,012
Freddie Mac Gold Pool 2.5% 6/1/2041	1,381,336	1,240,892
Freddie Mac Gold Pool 2.5% 7/1/2031	832,071	805,781
Freddie Mac Gold Pool 2.5% 7/1/2032	2,280,872	2,197,734
Freddie Mac Gold Pool 2.5% 7/1/2033	662,516	635,647
Freddie Mac Gold Pool 2.5% 8/1/2031	1,400,525	1,355,695
Freddie Mac Gold Pool 2.5% 8/1/2041	7,327,028	6,550,624
Freddie Mac Gold Pool 2.5% 8/1/2041	680,401	611,540
Freddie Mac Gold Pool 2.5% 8/1/2050	7,033,477	6,059,812
Freddie Mac Gold Pool 2.5% 9/1/2032	316,424	304,682
Freddie Mac Gold Pool 2.5% 9/1/2032	216,800	210,571
Freddie Mac Gold Pool 2.5% 9/1/2041	1,501,633	1,348,340
Freddie Mac Gold Pool 3% 1/1/2033	512,343	498,073
Freddie Mac Gold Pool 3% 1/1/2034	143,302	139,218
Freddie Mac Gold Pool 3% 1/1/2043	146,460	134,680
Freddie Mac Gold Pool 3% 1/1/2043	124,823	115,513
Freddie Mac Gold Pool 3% 1/1/2052	4,685,832	4,158,243
Freddie Mac Gold Pool 3% 1/1/2052	1,529,748	1,357,510
Freddie Mac Gold Pool 3% 1/1/2052	236,354	209,743
Freddie Mac Gold Pool 3% 10/1/2042	49,141	45,327
Freddie Mac Gold Pool 3% 10/1/2045	12,138	11,088
Freddie Mac Gold Pool 3% 10/1/2049	4,390,011	3,911,849
Freddie Mac Gold Pool 3% 10/1/2049	124,824	111,228
Freddie Mac Gold Pool 3% 10/1/2051	14,033,668	12,487,572
Freddie Mac Gold Pool 3% 11/1/2042	123,348	114,123
Freddie Mac Gold Pool 3% 11/1/2042	49,795	46,244
Freddie Mac Gold Pool 3% 11/1/2045	732,540	664,581
Freddie Mac Gold Pool 3% 11/1/2045	336,756	305,304
Freddie Mac Gold Pool 3% 11/1/2049	8,871,311	7,971,578
Freddie Mac Gold Pool 3% 11/1/2049	257,851	229,685
Freddie Mac Gold Pool 3% 11/1/2050	960,486	853,168
Freddie Mac Gold Pool 3% 11/1/2051	2,209,735	1,960,935
Freddie Mac Gold Pool 3% 12/1/2030	368,440	360,764
Freddie Mac Gold Pool 3% 12/1/2032	495,238	483,866
Freddie Mac Gold Pool 3% 12/1/2032	90,139	87,860
Freddie Mac Gold Pool 3% 12/1/2042	2,178,047	2,017,532
Freddie Mac Gold Pool 3% 12/1/2042	191,167	177,039
Freddie Mac Gold Pool 3% 12/1/2042	71,031	65,814
Freddie Mac Gold Pool 3% 12/1/2045	526,158	477,017
Freddie Mac Gold Pool 3% 12/1/2046	4,773,870	4,328,011
Freddie Mac Gold Pool 3% 12/1/2049	443,761	395,288
Freddie Mac Gold Pool 3% 12/1/2049	5,738	5,111
Freddie Mac Gold Pool 3% 12/1/2050	7,836,681	6,961,065
Freddie Mac Gold Pool 3% 2/1/2033	356,172	348,950
Freddie Mac Gold Pool 3% 2/1/2034	18,664	18,084
Freddie Mac Gold Pool 3% 2/1/2037	629,807	602,059
Freddie Mac Gold Pool 3% 2/1/2037	33,297	31,830
Freddie Mac Gold Pool 3% 2/1/2043	686,644	636,753
Freddie Mac Gold Pool 3% 2/1/2043	147,452	136,989
Freddie Mac Gold Pool 3% 2/1/2043	113,976	105,278
Freddie Mac Gold Pool 3% 2/1/2043	107,670	99,557
Freddie Mac Gold Pool 3% 2/1/2043	85,059	78,437
Freddie Mac Gold Pool 3% 2/1/2043	71,821	66,523
Freddie Mac Gold Pool 3% 2/1/2050	9,894,009	8,856,543
Freddie Mac Gold Pool 3% 2/1/2052	769,926	681,073
Freddie Mac Gold Pool 3% 3/1/2033	112,833	109,866
Freddie Mac Gold Pool 3% 3/1/2043	76,662	70,972
Freddie Mac Gold Pool 3% 3/1/2045	27,265	24,844
Freddie Mac Gold Pool 3% 3/1/2050	7,966,071	7,095,913
Freddie Mac Gold Pool 3% 3/1/2051	36,109	32,097
Freddie Mac Gold Pool 3% 3/1/2052	4,489,333	3,983,869
Freddie Mac Gold Pool 3% 3/1/2052	2,385,266	2,117,449
Freddie Mac Gold Pool 3% 4/1/2032	54,662	53,471
Freddie Mac Gold Pool 3% 4/1/2032	19,126	18,714
Freddie Mac Gold Pool 3% 4/1/2034	1,168,815	1,132,483
Freddie Mac Gold Pool 3% 4/1/2043	31,410	29,094
Freddie Mac Gold Pool 3% 4/1/2045	174,792	160,269
Freddie Mac Gold Pool 3% 4/1/2045	14,219	12,922
Freddie Mac Gold Pool 3% 4/1/2046	293,158	266,420
Freddie Mac Gold Pool 3% 4/1/2046	242,953	220,794
Freddie Mac Gold Pool 3% 4/1/2050	14,348,513	12,834,989
Freddie Mac Gold Pool 3% 4/1/2050	8,028,228	7,146,263
Freddie Mac Gold Pool 3% 4/1/2050	8,921	7,932
Freddie Mac Gold Pool 3% 5/1/2045	100,536	91,817
Freddie Mac Gold Pool 3% 5/1/2045	99,505	90,773
Freddie Mac Gold Pool 3% 5/1/2045	57,272	52,295
Freddie Mac Gold Pool 3% 5/1/2045	33,812	30,845
Freddie Mac Gold Pool 3% 5/1/2046	4,387,137	3,986,994
Freddie Mac Gold Pool 3% 5/1/2046	702,121	638,081
Freddie Mac Gold Pool 3% 5/1/2051	2,078,222	1,845,366
Freddie Mac Gold Pool 3% 5/1/2052	12,281,934	10,918,272
Freddie Mac Gold Pool 3% 6/1/2031	441,508	432,237
Freddie Mac Gold Pool 3% 6/1/2031	161,718	158,323
Freddie Mac Gold Pool 3% 6/1/2031	96,159	94,038
Freddie Mac Gold Pool 3% 6/1/2031	54,104	53,037
Freddie Mac Gold Pool 3% 6/1/2031	49,187	48,103
Freddie Mac Gold Pool 3% 6/1/2031	37,925	37,079
Freddie Mac Gold Pool 3% 6/1/2031	34,129	33,456
Freddie Mac Gold Pool 3% 6/1/2045	695,084	635,963
Freddie Mac Gold Pool 3% 6/1/2045	254,841	233,540
Freddie Mac Gold Pool 3% 6/1/2045	95,446	87,488
Freddie Mac Gold Pool 3% 6/1/2045	31,011	28,428
Freddie Mac Gold Pool 3% 6/1/2046	4,351,523	3,954,628
Freddie Mac Gold Pool 3% 6/1/2050	14,741,565	13,218,827
Freddie Mac Gold Pool 3% 6/1/2050	26,666	23,737
Freddie Mac Gold Pool 3% 6/1/2052	7,702,638	6,837,786
Freddie Mac Gold Pool 3% 7/1/2032	102,340	99,876
Freddie Mac Gold Pool 3% 7/1/2043	3,185,835	2,944,976
Freddie Mac Gold Pool 3% 7/1/2043	786,362	726,286
Freddie Mac Gold Pool 3% 7/1/2045	229,165	209,259
Freddie Mac Gold Pool 3% 7/1/2045	177,581	162,057
Freddie Mac Gold Pool 3% 7/1/2045	74,604	69,497
Freddie Mac Gold Pool 3% 7/1/2045	74,416	67,715
Freddie Mac Gold Pool 3% 7/1/2045	29,982	27,485
Freddie Mac Gold Pool 3% 7/1/2051	654,764	579,560
Freddie Mac Gold Pool 3% 8/1/2032	120,037	117,208
Freddie Mac Gold Pool 3% 8/1/2032	83,199	81,196
Freddie Mac Gold Pool 3% 8/1/2042	27,768	25,751
Freddie Mac Gold Pool 3% 8/1/2042	21,326	19,710
Freddie Mac Gold Pool 3% 8/1/2045	179,314	163,549
Freddie Mac Gold Pool 3% 8/1/2045	127,233	116,046
Freddie Mac Gold Pool 3% 8/1/2045	107,752	98,843
Freddie Mac Gold Pool 3% 8/1/2045	92,667	85,190
Freddie Mac Gold Pool 3% 8/1/2045	39,645	36,359
Freddie Mac Gold Pool 3% 9/1/2049	64,341	57,815
Freddie Mac Gold Pool 3% 9/1/2051	1,974,417	1,750,724
Freddie Mac Gold Pool 3.5% 1/1/2043	17,947	16,953
Freddie Mac Gold Pool 3.5% 1/1/2044	3,562,311	3,384,821
Freddie Mac Gold Pool 3.5% 1/1/2044	1,803,458	1,712,177
Freddie Mac Gold Pool 3.5% 1/1/2045	231,227	219,722
Freddie Mac Gold Pool 3.5% 1/1/2046	548,684	513,764
Freddie Mac Gold Pool 3.5% 1/1/2046	144,410	135,581
Freddie Mac Gold Pool 3.5% 1/1/2048	24,611	23,077
Freddie Mac Gold Pool 3.5% 1/1/2052	419,760	386,118
Freddie Mac Gold Pool 3.5% 10/1/2034	2,545,748	2,487,997
Freddie Mac Gold Pool 3.5% 10/1/2040	204,990	193,225
Freddie Mac Gold Pool 3.5% 10/1/2042	411,859	391,268
Freddie Mac Gold Pool 3.5% 10/1/2042	55,306	52,478
Freddie Mac Gold Pool 3.5% 10/1/2047	110,565	103,673
Freddie Mac Gold Pool 3.5% 10/1/2050	365,015	336,559
Freddie Mac Gold Pool 3.5% 10/1/2051	8,575,532	7,898,961
Freddie Mac Gold Pool 3.5% 10/1/2051	2,927,542	2,703,891
Freddie Mac Gold Pool 3.5% 10/1/2051	1,123,294	1,028,353
Freddie Mac Gold Pool 3.5% 11/1/2033	5,067,038	4,964,322
Freddie Mac Gold Pool 3.5% 11/1/2040	428,313	403,730
Freddie Mac Gold Pool 3.5% 11/1/2045	55,108	51,738
Freddie Mac Gold Pool 3.5% 11/1/2047	751,130	704,310
Freddie Mac Gold Pool 3.5% 11/1/2047	641,095	599,691
Freddie Mac Gold Pool 3.5% 11/1/2047	218,814	203,930
Freddie Mac Gold Pool 3.5% 12/1/2029	12,420	12,332
Freddie Mac Gold Pool 3.5% 12/1/2033	611,154	599,755
Freddie Mac Gold Pool 3.5% 12/1/2040	413,996	390,235
Freddie Mac Gold Pool 3.5% 12/1/2046	465,407	435,641
Freddie Mac Gold Pool 3.5% 12/1/2047	168,388	157,892
Freddie Mac Gold Pool 3.5% 12/1/2051	1,423,487	1,311,181
Freddie Mac Gold Pool 3.5% 2/1/2030	27,834	27,618
Freddie Mac Gold Pool 3.5% 2/1/2034	7,188,651	7,057,879
Freddie Mac Gold Pool 3.5% 2/1/2034	3,837,416	3,747,034
Freddie Mac Gold Pool 3.5% 2/1/2043	4,794,063	4,551,843
Freddie Mac Gold Pool 3.5% 2/1/2043	707,425	673,230
Freddie Mac Gold Pool 3.5% 2/1/2043	263,897	252,076
Freddie Mac Gold Pool 3.5% 2/1/2045	45,443	43,032
Freddie Mac Gold Pool 3.5% 2/1/2046	7,294	6,839
Freddie Mac Gold Pool 3.5% 2/1/2051	517,557	476,724
Freddie Mac Gold Pool 3.5% 2/1/2052	3,575,375	3,299,998
Freddie Mac Gold Pool 3.5% 3/1/2032	3,793,162	3,736,034
Freddie Mac Gold Pool 3.5% 3/1/2045	1,299,001	1,223,688
Freddie Mac Gold Pool 3.5% 3/1/2045	321,581	303,516
Freddie Mac Gold Pool 3.5% 3/1/2045	255,382	240,995
Freddie Mac Gold Pool 3.5% 3/1/2045	109,535	103,865
Freddie Mac Gold Pool 3.5% 3/1/2046	2,537,244	2,391,111
Freddie Mac Gold Pool 3.5% 3/1/2046	21,572	20,226
Freddie Mac Gold Pool 3.5% 3/1/2050	8,805	8,107
Freddie Mac Gold Pool 3.5% 3/1/2052	15,392,177	14,197,044
Freddie Mac Gold Pool 3.5% 3/1/2052	8,522,507	7,861,039
Freddie Mac Gold Pool 3.5% 3/1/2052	7,970,420	7,336,609
Freddie Mac Gold Pool 3.5% 4/1/2040	507,643	484,923
Freddie Mac Gold Pool 3.5% 4/1/2042	5,880,670	5,606,435
Freddie Mac Gold Pool 3.5% 4/1/2042	148,347	141,276
Freddie Mac Gold Pool 3.5% 4/1/2043	959,824	910,516
Freddie Mac Gold Pool 3.5% 4/1/2043	407,069	386,289
Freddie Mac Gold Pool 3.5% 4/1/2043	325,916	309,582
Freddie Mac Gold Pool 3.5% 4/1/2043	28,371	26,840
Freddie Mac Gold Pool 3.5% 4/1/2046	1,570,266	1,472,290
Freddie Mac Gold Pool 3.5% 4/1/2046	1,571,067	1,472,059
Freddie Mac Gold Pool 3.5% 4/1/2046	72,647	68,114
Freddie Mac Gold Pool 3.5% 4/1/2047	5,129,760	4,725,045
Freddie Mac Gold Pool 3.5% 4/1/2050	18,113	16,723
Freddie Mac Gold Pool 3.5% 4/1/2052	5,495,045	5,099,289
Freddie Mac Gold Pool 3.5% 5/1/2030	60,415	59,870
Freddie Mac Gold Pool 3.5% 5/1/2030	27,790	27,543
Freddie Mac Gold Pool 3.5% 5/1/2030	14,195	14,079
Freddie Mac Gold Pool 3.5% 5/1/2034	711,332	697,207
Freddie Mac Gold Pool 3.5% 5/1/2038	514,577	498,261
Freddie Mac Gold Pool 3.5% 5/1/2040	994,866	950,953
Freddie Mac Gold Pool 3.5% 5/1/2040	139,781	133,569
Freddie Mac Gold Pool 3.5% 5/1/2045	3,495,927	3,289,940
Freddie Mac Gold Pool 3.5% 5/1/2045	152,306	143,288
Freddie Mac Gold Pool 3.5% 5/1/2045	77,402	72,872
Freddie Mac Gold Pool 3.5% 5/1/2045	34,786	33,078
Freddie Mac Gold Pool 3.5% 5/1/2045	31,948	29,957
Freddie Mac Gold Pool 3.5% 5/1/2046	12,364,312	11,600,573
Freddie Mac Gold Pool 3.5% 5/1/2046	27,593	25,905
Freddie Mac Gold Pool 3.5% 5/1/2046	7,527	7,057
Freddie Mac Gold Pool 3.5% 5/1/2047	3,471,767	3,197,860
Freddie Mac Gold Pool 3.5% 6/1/2030	33,233	32,930
Freddie Mac Gold Pool 3.5% 6/1/2030	16,419	16,260
Freddie Mac Gold Pool 3.5% 6/1/2032	6,300,643	6,202,509
Freddie Mac Gold Pool 3.5% 6/1/2040	860,917	824,075
Freddie Mac Gold Pool 3.5% 6/1/2045	4,619,761	4,354,136
Freddie Mac Gold Pool 3.5% 6/1/2045	4,207,288	3,962,296
Freddie Mac Gold Pool 3.5% 6/1/2045	683,796	645,531
Freddie Mac Gold Pool 3.5% 6/1/2045	261,369	246,683
Freddie Mac Gold Pool 3.5% 6/1/2045	49,770	46,960
Freddie Mac Gold Pool 3.5% 6/1/2050	7,102,341	6,557,535
Freddie Mac Gold Pool 3.5% 6/1/2051	557,459	513,478
Freddie Mac Gold Pool 3.5% 6/1/2052	214,044	195,686
Freddie Mac Gold Pool 3.5% 7/1/2032	817,720	804,993
Freddie Mac Gold Pool 3.5% 7/1/2040	81,596	77,857
Freddie Mac Gold Pool 3.5% 7/1/2042	2,995,940	2,844,864
Freddie Mac Gold Pool 3.5% 7/1/2046	147,000	137,736
Freddie Mac Gold Pool 3.5% 7/1/2046	37,926	35,560
Freddie Mac Gold Pool 3.5% 7/1/2047	1,814,021	1,703,215
Freddie Mac Gold Pool 3.5% 7/1/2051	22,089,219	20,346,479
Freddie Mac Gold Pool 3.5% 8/1/2034	1,199,109	1,172,687
Freddie Mac Gold Pool 3.5% 8/1/2040	557,916	532,901
Freddie Mac Gold Pool 3.5% 8/1/2042	193,472	183,838
Freddie Mac Gold Pool 3.5% 8/1/2045	4,703	4,418
Freddie Mac Gold Pool 3.5% 8/1/2046	14,332	13,496
Freddie Mac Gold Pool 3.5% 8/1/2047	2,790,914	2,620,436
Freddie Mac Gold Pool 3.5% 8/1/2047	324,590	304,763
Freddie Mac Gold Pool 3.5% 8/1/2047	219,213	205,823
Freddie Mac Gold Pool 3.5% 8/1/2051	3,904,324	3,607,272
Freddie Mac Gold Pool 3.5% 8/1/2051	696,387	641,228
Freddie Mac Gold Pool 3.5% 9/1/2040	445,984	418,157
Freddie Mac Gold Pool 3.5% 9/1/2042	6,755,609	6,411,371
Freddie Mac Gold Pool 3.5% 9/1/2042	3,793,033	3,599,042
Freddie Mac Gold Pool 3.5% 9/1/2042	22,015	20,886
Freddie Mac Gold Pool 3.5% 9/1/2046	10,567,344	9,938,984
Freddie Mac Gold Pool 3.5% 9/1/2046	1,262,711	1,181,952
Freddie Mac Gold Pool 3.5% 9/1/2047	55,299	51,921
Freddie Mac Gold Pool 3.5% 9/1/2047	51,983	48,808
Freddie Mac Gold Pool 3.5% 9/1/2051	2,837,589	2,612,830
Freddie Mac Gold Pool 4% 1/1/2036	4,098,039	4,078,104
Freddie Mac Gold Pool 4% 1/1/2039	119,186	117,377
Freddie Mac Gold Pool 4% 1/1/2041	1,431,503	1,400,969
Freddie Mac Gold Pool 4% 1/1/2041	68,058	66,726
Freddie Mac Gold Pool 4% 1/1/2041	16,900	16,515
Freddie Mac Gold Pool 4% 1/1/2042	481,943	470,668
Freddie Mac Gold Pool 4% 1/1/2043	35,979	35,016
Freddie Mac Gold Pool 4% 1/1/2044	108,411	105,243
Freddie Mac Gold Pool 4% 1/1/2044	83,173	80,870
Freddie Mac Gold Pool 4% 1/1/2049	2,442,365	2,338,352
Freddie Mac Gold Pool 4% 10/1/2040	21,937	21,461
Freddie Mac Gold Pool 4% 10/1/2041	1,649,722	1,612,054
Freddie Mac Gold Pool 4% 10/1/2041	160,216	156,619
Freddie Mac Gold Pool 4% 10/1/2041	139,387	136,237
Freddie Mac Gold Pool 4% 10/1/2042	55,838	54,474
Freddie Mac Gold Pool 4% 10/1/2042	27,306	26,816
Freddie Mac Gold Pool 4% 10/1/2042	18,932	18,418
Freddie Mac Gold Pool 4% 10/1/2043	277,039	269,558
Freddie Mac Gold Pool 4% 10/1/2043	108,772	105,599
Freddie Mac Gold Pool 4% 10/1/2043	38,546	37,427
Freddie Mac Gold Pool 4% 10/1/2043	36,371	35,447
Freddie Mac Gold Pool 4% 10/1/2044	190,321	184,492
Freddie Mac Gold Pool 4% 10/1/2045	71,636	69,210
Freddie Mac Gold Pool 4% 10/1/2052	2,853,545	2,725,779
Freddie Mac Gold Pool 4% 11/1/2041	628,840	613,988
Freddie Mac Gold Pool 4% 11/1/2041	19,172	18,875
Freddie Mac Gold Pool 4% 11/1/2041	7,963	7,783
Freddie Mac Gold Pool 4% 11/1/2042	3,136,670	3,066,137
Freddie Mac Gold Pool 4% 11/1/2042	2,121,113	2,071,585
Freddie Mac Gold Pool 4% 11/1/2042	239,214	233,389
Freddie Mac Gold Pool 4% 11/1/2042	206,424	201,107
Freddie Mac Gold Pool 4% 11/1/2042	128,648	125,515
Freddie Mac Gold Pool 4% 11/1/2042	71,070	69,185
Freddie Mac Gold Pool 4% 11/1/2042	6,856	6,772
Freddie Mac Gold Pool 4% 11/1/2043	5,999	5,846
Freddie Mac Gold Pool 4% 11/1/2047	1,462,460	1,404,242
Freddie Mac Gold Pool 4% 12/1/2040	70,726	69,235
Freddie Mac Gold Pool 4% 12/1/2040	34,535	33,830
Freddie Mac Gold Pool 4% 12/1/2040	13,932	13,640
Freddie Mac Gold Pool 4% 12/1/2040	5,508	5,394
Freddie Mac Gold Pool 4% 12/1/2042	108,568	105,773
Freddie Mac Gold Pool 4% 12/1/2042	58,456	57,171
Freddie Mac Gold Pool 4% 12/1/2045	18,484	17,909
Freddie Mac Gold Pool 4% 12/1/2047	2,359,571	2,265,641
Freddie Mac Gold Pool 4% 2/1/2041	1,371,739	1,341,826
Freddie Mac Gold Pool 4% 2/1/2041	1,277,097	1,250,130
Freddie Mac Gold Pool 4% 2/1/2041	372,429	363,937
Freddie Mac Gold Pool 4% 2/1/2042	534,205	521,362
Freddie Mac Gold Pool 4% 2/1/2042	198,420	194,061
Freddie Mac Gold Pool 4% 2/1/2043	193,304	188,291
Freddie Mac Gold Pool 4% 2/1/2043	147,762	143,826
Freddie Mac Gold Pool 4% 2/1/2043	124,385	121,090
Freddie Mac Gold Pool 4% 2/1/2043	63,551	61,795
Freddie Mac Gold Pool 4% 2/1/2044	116,408	113,184
Freddie Mac Gold Pool 4% 2/1/2044	59,640	58,097
Freddie Mac Gold Pool 4% 2/1/2044	57,781	56,051
Freddie Mac Gold Pool 4% 2/1/2045	2,424,379	2,354,881
Freddie Mac Gold Pool 4% 2/1/2046	595,786	578,727
Freddie Mac Gold Pool 4% 2/1/2046	23,057	22,262
Freddie Mac Gold Pool 4% 2/1/2046	12,999	12,558
Freddie Mac Gold Pool 4% 2/1/2048	1,506,592	1,448,501
Freddie Mac Gold Pool 4% 2/1/2048	162,669	156,448
Freddie Mac Gold Pool 4% 3/1/2042	231,690	226,351
Freddie Mac Gold Pool 4% 3/1/2042	212,300	207,173
Freddie Mac Gold Pool 4% 3/1/2042	19,927	19,407
Freddie Mac Gold Pool 4% 3/1/2043	62,612	61,180
Freddie Mac Gold Pool 4% 3/1/2043	38,901	37,830
Freddie Mac Gold Pool 4% 3/1/2044	127,880	124,159
Freddie Mac Gold Pool 4% 4/1/2040	2,496	2,461
Freddie Mac Gold Pool 4% 4/1/2042	1,305,701	1,274,338
Freddie Mac Gold Pool 4% 4/1/2042	987,929	965,095
Freddie Mac Gold Pool 4% 4/1/2042	61,476	60,094
Freddie Mac Gold Pool 4% 4/1/2042	36,989	36,025
Freddie Mac Gold Pool 4% 4/1/2042	33,865	33,184
Freddie Mac Gold Pool 4% 4/1/2042	26,852	26,297
Freddie Mac Gold Pool 4% 4/1/2043	3,305,973	3,224,507
Freddie Mac Gold Pool 4% 4/1/2043	102,820	100,263
Freddie Mac Gold Pool 4% 4/1/2043	36,223	35,569
Freddie Mac Gold Pool 4% 4/1/2046	811,288	783,302
Freddie Mac Gold Pool 4% 4/1/2046	165,657	159,839
Freddie Mac Gold Pool 4% 4/1/2048	538,183	516,927
Freddie Mac Gold Pool 4% 4/1/2048	449,267	431,523
Freddie Mac Gold Pool 4% 4/1/2048	243,023	233,424
Freddie Mac Gold Pool 4% 4/1/2048	96,806	92,983
Freddie Mac Gold Pool 4% 4/1/2048	26,701	25,646
Freddie Mac Gold Pool 4% 5/1/2042	171,268	167,482
Freddie Mac Gold Pool 4% 5/1/2043	126,071	122,603
Freddie Mac Gold Pool 4% 5/1/2043	43,554	42,312
Freddie Mac Gold Pool 4% 5/1/2043	42,718	41,505
Freddie Mac Gold Pool 4% 5/1/2043	39,405	38,290
Freddie Mac Gold Pool 4% 5/1/2043	12,953	12,600
Freddie Mac Gold Pool 4% 5/1/2045	783,836	766,081
Freddie Mac Gold Pool 4% 5/1/2045	200,866	194,457
Freddie Mac Gold Pool 4% 5/1/2053	12,631,364	12,010,541
Freddie Mac Gold Pool 4% 6/1/2038	60,927	60,078
Freddie Mac Gold Pool 4% 6/1/2038	45,351	44,719
Freddie Mac Gold Pool 4% 6/1/2041	50,473	49,278
Freddie Mac Gold Pool 4% 6/1/2041	8,098	8,019
Freddie Mac Gold Pool 4% 6/1/2043	116,606	113,987
Freddie Mac Gold Pool 4% 6/1/2043	65,379	63,547
Freddie Mac Gold Pool 4% 6/1/2044	45,793	44,606
Freddie Mac Gold Pool 4% 6/1/2045	132,645	128,642
Freddie Mac Gold Pool 4% 7/1/2041	210,842	205,833
Freddie Mac Gold Pool 4% 7/1/2042	2,016,464	1,965,642
Freddie Mac Gold Pool 4% 7/1/2043	264,663	257,363
Freddie Mac Gold Pool 4% 7/1/2043	238,863	232,845
Freddie Mac Gold Pool 4% 7/1/2043	113,617	110,737
Freddie Mac Gold Pool 4% 7/1/2043	71,321	69,300
Freddie Mac Gold Pool 4% 7/1/2043	65,655	63,776
Freddie Mac Gold Pool 4% 7/1/2043	63,063	61,253
Freddie Mac Gold Pool 4% 7/1/2043	23,589	22,922
Freddie Mac Gold Pool 4% 7/1/2044	154,314	150,917
Freddie Mac Gold Pool 4% 7/1/2044	97,328	94,490
Freddie Mac Gold Pool 4% 7/1/2044	96,277	93,375
Freddie Mac Gold Pool 4% 7/1/2044	24,649	23,900
Freddie Mac Gold Pool 4% 7/1/2045	377,167	365,593
Freddie Mac Gold Pool 4% 8/1/2038	344,553	339,754
Freddie Mac Gold Pool 4% 8/1/2038	236,280	232,990
Freddie Mac Gold Pool 4% 8/1/2043	123,578	120,149
Freddie Mac Gold Pool 4% 8/1/2043	98,198	95,969
Freddie Mac Gold Pool 4% 8/1/2043	71,580	70,030
Freddie Mac Gold Pool 4% 8/1/2043	35,255	34,360
Freddie Mac Gold Pool 4% 8/1/2043	21,496	20,881
Freddie Mac Gold Pool 4% 8/1/2044	30,514	29,773
Freddie Mac Gold Pool 4% 8/1/2044	28,666	27,832
Freddie Mac Gold Pool 4% 9/1/2040	34,779	34,038
Freddie Mac Gold Pool 4% 9/1/2041	281,125	274,814
Freddie Mac Gold Pool 4% 9/1/2041	273,659	267,468
Freddie Mac Gold Pool 4% 9/1/2041	151,712	148,600
Freddie Mac Gold Pool 4% 9/1/2041	47,969	46,833
Freddie Mac Gold Pool 4% 9/1/2042	816,884	797,284
Freddie Mac Gold Pool 4% 9/1/2042	151,282	148,074
Freddie Mac Gold Pool 4% 9/1/2043	193,050	188,024
Freddie Mac Gold Pool 4% 9/1/2043	180,233	175,436
Freddie Mac Gold Pool 4% 9/1/2043	173,559	169,049
Freddie Mac Gold Pool 4% 9/1/2043	151,334	147,110
Freddie Mac Gold Pool 4% 9/1/2043	148,143	143,896
Freddie Mac Gold Pool 4% 9/1/2043	103,972	101,259
Freddie Mac Gold Pool 4% 9/1/2043	52,100	50,578
Freddie Mac Gold Pool 4% 9/1/2043	22,462	21,932
Freddie Mac Gold Pool 4% 9/1/2044	133,498	129,703
Freddie Mac Gold Pool 4.5% 1/1/2040	48,245	48,404
Freddie Mac Gold Pool 4.5% 1/1/2041	656,953	658,887
Freddie Mac Gold Pool 4.5% 1/1/2041	74,614	74,872
Freddie Mac Gold Pool 4.5% 1/1/2041	42,203	42,331
Freddie Mac Gold Pool 4.5% 1/1/2042	1,423,259	1,427,305
Freddie Mac Gold Pool 4.5% 1/1/2045	52,222	52,057
Freddie Mac Gold Pool 4.5% 1/1/2047	118,739	117,697
Freddie Mac Gold Pool 4.5% 1/1/2053	1,458,784	1,421,364
Freddie Mac Gold Pool 4.5% 10/1/2039	284,288	285,211
Freddie Mac Gold Pool 4.5% 10/1/2039	66,302	66,502
Freddie Mac Gold Pool 4.5% 10/1/2039	26,746	26,835
Freddie Mac Gold Pool 4.5% 10/1/2040	135,928	136,311
Freddie Mac Gold Pool 4.5% 10/1/2040	131,002	131,311
Freddie Mac Gold Pool 4.5% 10/1/2041	645,660	647,098
Freddie Mac Gold Pool 4.5% 10/1/2043	76,668	76,637
Freddie Mac Gold Pool 4.5% 10/1/2048	1,140,471	1,130,462
Freddie Mac Gold Pool 4.5% 10/1/2048	418,398	413,026
Freddie Mac Gold Pool 4.5% 10/1/2052	4,993,359	4,865,271
Freddie Mac Gold Pool 4.5% 11/1/2031	9,649	9,669
Freddie Mac Gold Pool 4.5% 11/1/2039	2,145	2,153
Freddie Mac Gold Pool 4.5% 11/1/2040	33,055	33,149
Freddie Mac Gold Pool 4.5% 11/1/2040	6,344	6,362
Freddie Mac Gold Pool 4.5% 11/1/2044	401,138	399,874
Freddie Mac Gold Pool 4.5% 11/1/2044	15,037	15,018
Freddie Mac Gold Pool 4.5% 12/1/2039	1,100	1,103
Freddie Mac Gold Pool 4.5% 12/1/2040	49,691	49,807
Freddie Mac Gold Pool 4.5% 12/1/2040	42,933	43,032
Freddie Mac Gold Pool 4.5% 12/1/2040	2,726	2,733
Freddie Mac Gold Pool 4.5% 12/1/2044	91,083	90,796
Freddie Mac Gold Pool 4.5% 12/1/2044	15,248	15,228
Freddie Mac Gold Pool 4.5% 12/1/2045	390,787	392,100
Freddie Mac Gold Pool 4.5% 12/1/2046	120,249	119,194
Freddie Mac Gold Pool 4.5% 12/1/2048	2,492,191	2,465,647
Freddie Mac Gold Pool 4.5% 12/1/2052	5,950,295	5,797,659
Freddie Mac Gold Pool 4.5% 2/1/2037	3,205	3,220
Freddie Mac Gold Pool 4.5% 2/1/2040	8,850	8,879
Freddie Mac Gold Pool 4.5% 2/1/2041	212,995	213,630
Freddie Mac Gold Pool 4.5% 2/1/2041	141,627	142,018
Freddie Mac Gold Pool 4.5% 2/1/2041	132,434	132,812
Freddie Mac Gold Pool 4.5% 2/1/2041	102,675	102,990
Freddie Mac Gold Pool 4.5% 2/1/2041	96,739	96,930
Freddie Mac Gold Pool 4.5% 2/1/2041	86,965	87,253
Freddie Mac Gold Pool 4.5% 2/1/2041	60,378	60,513
Freddie Mac Gold Pool 4.5% 2/1/2041	56,373	56,494
Freddie Mac Gold Pool 4.5% 2/1/2041	24,892	24,966
Freddie Mac Gold Pool 4.5% 2/1/2044	37,255	37,270
Freddie Mac Gold Pool 4.5% 2/1/2047	546,438	541,642
Freddie Mac Gold Pool 4.5% 3/1/2041	795,939	798,152
Freddie Mac Gold Pool 4.5% 3/1/2041	558,900	560,473
Freddie Mac Gold Pool 4.5% 3/1/2041	135,726	136,112
Freddie Mac Gold Pool 4.5% 3/1/2041	78,557	78,772
Freddie Mac Gold Pool 4.5% 3/1/2041	55,674	55,842
Freddie Mac Gold Pool 4.5% 3/1/2041	14,917	14,959
Freddie Mac Gold Pool 4.5% 3/1/2042	5,537	5,554
Freddie Mac Gold Pool 4.5% 3/1/2044	28,778	28,767
Freddie Mac Gold Pool 4.5% 3/1/2053	8,479,230	8,285,570
Freddie Mac Gold Pool 4.5% 4/1/2041	1,357,782	1,361,504
Freddie Mac Gold Pool 4.5% 4/1/2041	1,053,688	1,056,611
Freddie Mac Gold Pool 4.5% 4/1/2041	131,449	131,702
Freddie Mac Gold Pool 4.5% 4/1/2041	128,599	128,913
Freddie Mac Gold Pool 4.5% 4/1/2041	8,042	8,057
Freddie Mac Gold Pool 4.5% 4/1/2041	2,878	2,887
Freddie Mac Gold Pool 4.5% 4/1/2048	329,719	325,486
Freddie Mac Gold Pool 4.5% 4/1/2053	11,162,975	10,908,020
Freddie Mac Gold Pool 4.5% 5/1/2035	23,271	23,377
Freddie Mac Gold Pool 4.5% 5/1/2039	338,083	339,285
Freddie Mac Gold Pool 4.5% 5/1/2040	7,009	7,030
Freddie Mac Gold Pool 4.5% 5/1/2040	4,196	4,213
Freddie Mac Gold Pool 4.5% 5/1/2041	140,102	140,425
Freddie Mac Gold Pool 4.5% 5/1/2041	137,431	137,691
Freddie Mac Gold Pool 4.5% 5/1/2041	30,465	30,549
Freddie Mac Gold Pool 4.5% 5/1/2045	449,306	447,469
Freddie Mac Gold Pool 4.5% 5/1/2047	1,430,952	1,418,395
Freddie Mac Gold Pool 4.5% 5/1/2047	1,064,257	1,054,917
Freddie Mac Gold Pool 4.5% 5/1/2047	479,078	474,874
Freddie Mac Gold Pool 4.5% 6/1/2038	28,648	28,779
Freddie Mac Gold Pool 4.5% 6/1/2039	9,720	9,752
Freddie Mac Gold Pool 4.5% 6/1/2040	14,874	14,921
Freddie Mac Gold Pool 4.5% 6/1/2041	146,488	146,956
Freddie Mac Gold Pool 4.5% 6/1/2041	97,983	98,193
Freddie Mac Gold Pool 4.5% 6/1/2041	62,069	62,206
Freddie Mac Gold Pool 4.5% 6/1/2041	52,627	52,797
Freddie Mac Gold Pool 4.5% 6/1/2041	43,180	43,355
Freddie Mac Gold Pool 4.5% 6/1/2041	23,275	23,332
Freddie Mac Gold Pool 4.5% 6/1/2041	5,950	5,964
Freddie Mac Gold Pool 4.5% 6/1/2047	2,075,199	2,056,338
Freddie Mac Gold Pool 4.5% 6/1/2047	291,127	289,118
Freddie Mac Gold Pool 4.5% 7/1/2040	102,599	102,931
Freddie Mac Gold Pool 4.5% 7/1/2040	45,201	45,316
Freddie Mac Gold Pool 4.5% 7/1/2040	40,258	40,376
Freddie Mac Gold Pool 4.5% 7/1/2040	1,693	1,698
Freddie Mac Gold Pool 4.5% 7/1/2041	27,587	27,663
Freddie Mac Gold Pool 4.5% 7/1/2044	8,766	8,744
Freddie Mac Gold Pool 4.5% 7/1/2047	845,664	837,978
Freddie Mac Gold Pool 4.5% 7/1/2047	529,958	526,300
Freddie Mac Gold Pool 4.5% 7/1/2047	233,634	232,022
Freddie Mac Gold Pool 4.5% 8/1/2033	11,160	11,211
Freddie Mac Gold Pool 4.5% 8/1/2035	2,866	2,879
Freddie Mac Gold Pool 4.5% 8/1/2035	347	349
Freddie Mac Gold Pool 4.5% 8/1/2039	1,686	1,691
Freddie Mac Gold Pool 4.5% 8/1/2040	35,462	35,567
Freddie Mac Gold Pool 4.5% 8/1/2040	20,909	20,968
Freddie Mac Gold Pool 4.5% 8/1/2040	5,373	5,388
Freddie Mac Gold Pool 4.5% 8/1/2040	3,382	3,392
Freddie Mac Gold Pool 4.5% 8/1/2041	498,426	499,784
Freddie Mac Gold Pool 4.5% 8/1/2041	38,874	38,984
Freddie Mac Gold Pool 4.5% 8/1/2041	38,197	38,311
Freddie Mac Gold Pool 4.5% 8/1/2041	36,157	36,233
Freddie Mac Gold Pool 4.5% 8/1/2055	4,523,458	4,394,701
Freddie Mac Gold Pool 4.5% 9/1/2039	148,003	148,623
Freddie Mac Gold Pool 4.5% 9/1/2039	2,086	2,093
Freddie Mac Gold Pool 4.5% 9/1/2039	460	462
Freddie Mac Gold Pool 4.5% 9/1/2040	66,200	66,394
Freddie Mac Gold Pool 4.5% 9/1/2041	814,284	816,446
Freddie Mac Gold Pool 4.5% 9/1/2041	692,016	693,942
Freddie Mac Gold Pool 4.5% 9/1/2041	623,231	625,183
Freddie Mac Gold Pool 4.5% 9/1/2041	48,604	48,746
Freddie Mac Gold Pool 4.5% 9/1/2041	30,824	30,911
Freddie Mac Gold Pool 5% 1/1/2035	257,820	262,126
Freddie Mac Gold Pool 5% 1/1/2037	12,160	12,384
Freddie Mac Gold Pool 5% 1/1/2040	179,451	183,025
Freddie Mac Gold Pool 5% 1/1/2041	21,743	22,190
Freddie Mac Gold Pool 5% 1/1/2053	7,703,907	7,729,286
Freddie Mac Gold Pool 5% 10/1/2033	30,772	31,293
Freddie Mac Gold Pool 5% 10/1/2033	21,364	21,714
Freddie Mac Gold Pool 5% 10/1/2033	1,009	1,025
Freddie Mac Gold Pool 5% 10/1/2033	295	300
Freddie Mac Gold Pool 5% 10/1/2052	15,058,858	15,131,995
Freddie Mac Gold Pool 5% 11/1/2034	119	120
Freddie Mac Gold Pool 5% 11/1/2035	17,515	17,839
Freddie Mac Gold Pool 5% 11/1/2037	1,420	1,447
Freddie Mac Gold Pool 5% 11/1/2040	15,666	15,976
Freddie Mac Gold Pool 5% 11/1/2052	17,166,324	17,249,698
Freddie Mac Gold Pool 5% 11/1/2052	3,313,469	3,338,881
Freddie Mac Gold Pool 5% 12/1/2033	19,210	19,541
Freddie Mac Gold Pool 5% 12/1/2033	11,937	12,139
Freddie Mac Gold Pool 5% 12/1/2033	3,572	3,630
Freddie Mac Gold Pool 5% 12/1/2034	1,708	1,740
Freddie Mac Gold Pool 5% 12/1/2035	46,938	47,822
Freddie Mac Gold Pool 5% 12/1/2039	3,864	3,943
Freddie Mac Gold Pool 5% 12/1/2052 (j)(k)	7,796,028	7,833,892
Freddie Mac Gold Pool 5% 12/1/2052	2,253,771	2,261,196
Freddie Mac Gold Pool 5% 12/1/2052	2,011,553	2,020,695
Freddie Mac Gold Pool 5% 12/1/2052	1,832,879	1,838,917
Freddie Mac Gold Pool 5% 2/1/2035	28,109	28,538
Freddie Mac Gold Pool 5% 2/1/2040	25,455	25,975
Freddie Mac Gold Pool 5% 2/1/2041	48,873	49,884
Freddie Mac Gold Pool 5% 2/1/2041	17,968	18,339
Freddie Mac Gold Pool 5% 3/1/2038	1,961,013	1,991,050
Freddie Mac Gold Pool 5% 3/1/2041	101,279	103,373
Freddie Mac Gold Pool 5% 3/1/2041	100,371	102,423
Freddie Mac Gold Pool 5% 3/1/2041	13,589	13,698
Freddie Mac Gold Pool 5% 4/1/2034	9,921	10,093
Freddie Mac Gold Pool 5% 4/1/2035	70,328	71,518
Freddie Mac Gold Pool 5% 4/1/2035	25,238	25,701
Freddie Mac Gold Pool 5% 4/1/2035	18,046	18,374
Freddie Mac Gold Pool 5% 4/1/2036	149,283	152,027
Freddie Mac Gold Pool 5% 4/1/2038	179,433	182,899
Freddie Mac Gold Pool 5% 4/1/2040	252,902	258,047
Freddie Mac Gold Pool 5% 4/1/2041	34,350	35,059
Freddie Mac Gold Pool 5% 5/1/2034	11,945	12,146
Freddie Mac Gold Pool 5% 5/1/2034	5,955	6,055
Freddie Mac Gold Pool 5% 5/1/2034	4,123	4,198
Freddie Mac Gold Pool 5% 5/1/2034	889	903
Freddie Mac Gold Pool 5% 5/1/2035	68,198	69,436
Freddie Mac Gold Pool 5% 5/1/2035	1,694	1,720
Freddie Mac Gold Pool 5% 5/1/2040	37,644	38,393
Freddie Mac Gold Pool 5% 5/1/2041	88,138	89,959
Freddie Mac Gold Pool 5% 5/1/2052	369,083	372,145
Freddie Mac Gold Pool 5% 6/1/2035	12,574	12,794
Freddie Mac Gold Pool 5% 6/1/2035	5,576	5,679
Freddie Mac Gold Pool 5% 6/1/2038	3,710	3,784
Freddie Mac Gold Pool 5% 6/1/2038	3,466	3,534
Freddie Mac Gold Pool 5% 6/1/2040	140,557	143,399
Freddie Mac Gold Pool 5% 6/1/2040	98,296	100,278
Freddie Mac Gold Pool 5% 6/1/2041	4,151,239	4,236,250
Freddie Mac Gold Pool 5% 6/1/2041	109,688	111,951
Freddie Mac Gold Pool 5% 6/1/2052	7,554,639	7,614,939
Freddie Mac Gold Pool 5% 6/1/2052	1,155,557	1,165,141
Freddie Mac Gold Pool 5% 7/1/2034	151	154
Freddie Mac Gold Pool 5% 7/1/2035	442,311	450,104
Freddie Mac Gold Pool 5% 7/1/2035	61,403	62,538
Freddie Mac Gold Pool 5% 7/1/2035	3,140	3,198
Freddie Mac Gold Pool 5% 7/1/2035	2,065	2,103
Freddie Mac Gold Pool 5% 7/1/2035	984	1,002
Freddie Mac Gold Pool 5% 7/1/2035	979	998
Freddie Mac Gold Pool 5% 7/1/2035	640	652
Freddie Mac Gold Pool 5% 7/1/2035	347	353
Freddie Mac Gold Pool 5% 7/1/2040	18,911	19,280
Freddie Mac Gold Pool 5% 7/1/2040	1,099	1,121
Freddie Mac Gold Pool 5% 7/1/2041	99,451	101,505
Freddie Mac Gold Pool 5% 7/1/2041	73,302	74,733
Freddie Mac Gold Pool 5% 7/1/2041	69,101	70,529
Freddie Mac Gold Pool 5% 7/1/2041	67,906	69,307
Freddie Mac Gold Pool 5% 7/1/2041	47,067	47,763
Freddie Mac Gold Pool 5% 7/1/2041	45,555	46,488
Freddie Mac Gold Pool 5% 7/1/2041	28,593	29,111
Freddie Mac Gold Pool 5% 8/1/2033	8,118	8,254
Freddie Mac Gold Pool 5% 8/1/2033	2,397	2,435
Freddie Mac Gold Pool 5% 8/1/2034	108,092	109,943
Freddie Mac Gold Pool 5% 8/1/2035	8,923	9,075
Freddie Mac Gold Pool 5% 8/1/2035	1,165	1,186
Freddie Mac Gold Pool 5% 8/1/2036	2,385	2,431
Freddie Mac Gold Pool 5% 8/1/2040	203,187	207,197
Freddie Mac Gold Pool 5% 8/1/2040	4,224	4,305
Freddie Mac Gold Pool 5% 9/1/2033	25,119	25,529
Freddie Mac Gold Pool 5% 9/1/2035	41,532	42,305
Freddie Mac Gold Pool 5% 9/1/2035	2,448	2,492
Freddie Mac Gold Pool 5% 9/1/2035	266	271
Freddie Mac Gold Pool 5% 9/1/2052	1,568,655	1,566,224
Freddie Mac Gold Pool 5.5% 2/1/2054	1,990,692	2,013,635
Freddie Mac Gold Pool 5.5% 3/1/2053 (l)(m)	32,962,495	33,775,037
Freddie Mac Gold Pool 5.5% 5/1/2053	5,837,398	5,944,809
Freddie Mac Gold Pool 6% 1/1/2029	328	336
Freddie Mac Gold Pool 6% 1/1/2029	84	86
Freddie Mac Gold Pool 6% 1/1/2032	6,126	6,351
Freddie Mac Gold Pool 6% 1/1/2032	3,781	3,921
Freddie Mac Gold Pool 6% 10/1/2032	3,103	3,225
Freddie Mac Gold Pool 6% 11/1/2029	278	284
Freddie Mac Gold Pool 6% 11/1/2031	4,142	4,295
Freddie Mac Gold Pool 6% 11/1/2032	33,745	35,000
Freddie Mac Gold Pool 6% 12/1/2032	1,662	1,726
Freddie Mac Gold Pool 6% 12/1/2037	92,134	97,488
Freddie Mac Gold Pool 6% 12/1/2037	23,678	24,992
Freddie Mac Gold Pool 6% 12/1/2052	1,442,281	1,493,241
Freddie Mac Gold Pool 6% 2/1/2029	189	194
Freddie Mac Gold Pool 6% 2/1/2029	145	148
Freddie Mac Gold Pool 6% 2/1/2029	88	90
Freddie Mac Gold Pool 6% 2/1/2055	4,142,704	4,304,615
Freddie Mac Gold Pool 6% 3/1/2029	405	414
Freddie Mac Gold Pool 6% 3/1/2029	262	268
Freddie Mac Gold Pool 6% 3/1/2029	73	75
Freddie Mac Gold Pool 6% 3/1/2029	60	61
Freddie Mac Gold Pool 6% 4/1/2029	63	63
Freddie Mac Gold Pool 6% 4/1/2029	34	35
Freddie Mac Gold Pool 6% 4/1/2031	3,141	3,245
Freddie Mac Gold Pool 6% 4/1/2033	10,882	11,306
Freddie Mac Gold Pool 6% 4/1/2054	12,709,981	13,178,928
Freddie Mac Gold Pool 6% 5/1/2029	609	623
Freddie Mac Gold Pool 6% 5/1/2029	119	121
Freddie Mac Gold Pool 6% 5/1/2033	76,733	79,313
Freddie Mac Gold Pool 6% 5/1/2054	18,751,319	19,484,184
Freddie Mac Gold Pool 6% 6/1/2029	1,373	1,403
Freddie Mac Gold Pool 6% 6/1/2029	257	262
Freddie Mac Gold Pool 6% 6/1/2029	87	89
Freddie Mac Gold Pool 6% 6/1/2031	1,068	1,106
Freddie Mac Gold Pool 6% 7/1/2028	29	30
Freddie Mac Gold Pool 6% 7/1/2029	454	465
Freddie Mac Gold Pool 6% 7/1/2029	258	263
Freddie Mac Gold Pool 6% 7/1/2029	225	230
Freddie Mac Gold Pool 6% 7/1/2029	205	209
Freddie Mac Gold Pool 6% 7/1/2029	189	193
Freddie Mac Gold Pool 6% 7/1/2029	141	144
Freddie Mac Gold Pool 6% 7/1/2029	47	48
Freddie Mac Gold Pool 6% 7/1/2029	21	20
Freddie Mac Gold Pool 6% 7/1/2032	8,083	8,366
Freddie Mac Gold Pool 6% 7/1/2033	10,540	10,977
Freddie Mac Gold Pool 6% 7/1/2037	13,099	13,830
Freddie Mac Gold Pool 6% 7/1/2039	27,714,070	28,628,005
Freddie Mac Gold Pool 6% 8/1/2037	199,358	210,010
Freddie Mac Gold Pool 6% 8/1/2055	17,775,632	18,460,644
Freddie Mac Gold Pool 6% 9/1/2033	61,251	63,741
Freddie Mac Gold Pool 6.5% 1/1/2032	24,644	25,704
Freddie Mac Gold Pool 6.5% 1/1/2054	16,964,731	17,769,454
Freddie Mac Gold Pool 6.5% 1/1/2054	6,056,005	6,351,978
Freddie Mac Gold Pool 6.5% 10/1/2032	23,324	24,429
Freddie Mac Gold Pool 6.5% 10/1/2053	4,588,143	4,805,782
Freddie Mac Gold Pool 6.5% 12/1/2053	2,278,212	2,392,296
Freddie Mac Gold Pool 6.5% 2/1/2037	2,273	2,395
Freddie Mac Gold Pool 6.5% 3/1/2032	54	57
Freddie Mac Gold Pool 6.5% 3/1/2036	225,771	235,819
Freddie Mac Gold Pool 6.5% 3/1/2037	2,214	2,365
Freddie Mac Gold Pool 6.5% 4/1/2032	2,333	2,437
Freddie Mac Gold Pool 6.5% 6/1/2054	14,030,825	14,740,225
Freddie Mac Gold Pool 6.5% 7/1/2032	611	639
Freddie Mac Gold Pool 6.5% 8/1/2032	9,132	9,543
Freddie Mac Gold Pool 6.5% 8/1/2032	6,061	6,345
Freddie Mac Gold Pool 6.5% 8/1/2032	6,005	6,284
Freddie Mac Gold Pool 6.5% 9/1/2039	491,238	524,973
Freddie Mac Gold Pool 6.5% 9/1/2053	542,594	570,028
Freddie Mac Gold Pool 7% 1/1/2036	12,337	13,031
Freddie Mac Gold Pool 7% 11/1/2026	398	402
Freddie Mac Gold Pool 7% 11/1/2034	20,191	21,322
Freddie Mac Gold Pool 7% 11/1/2034	18,069	19,192
Freddie Mac Gold Pool 7% 12/1/2026	608	613
Freddie Mac Gold Pool 7% 4/1/2032	7,567	7,942
Freddie Mac Gold Pool 7% 4/1/2032	3,495	3,699
Freddie Mac Gold Pool 7% 7/1/2029	29,992	31,356
Freddie Mac Gold Pool 7% 8/1/2026	1,582	1,590
Freddie Mac Gold Pool 7% 9/1/2026	2,373	2,389
Freddie Mac Gold Pool 7% 9/1/2035	52,143	55,224
Freddie Mac Gold Pool 7.5% 1/1/2027	2,404	2,427
Freddie Mac Gold Pool 7.5% 10/1/2027	75	76
Freddie Mac Gold Pool 7.5% 10/1/2030	81	86
Freddie Mac Gold Pool 7.5% 11/1/2029	6,708	7,004
Freddie Mac Gold Pool 7.5% 11/1/2030	8,346	8,684
Freddie Mac Gold Pool 7.5% 11/1/2030	284	301
Freddie Mac Gold Pool 7.5% 11/1/2030	12	11
Freddie Mac Gold Pool 7.5% 11/1/2031	394	420
Freddie Mac Gold Pool 7.5% 12/1/2029	1,480	1,541
Freddie Mac Gold Pool 7.5% 2/1/2027	6	5
Freddie Mac Gold Pool 7.5% 3/1/2027	12	11
Freddie Mac Gold Pool 7.5% 4/1/2028	142	145
Freddie Mac Gold Pool 7.5% 5/1/2031	316	332
Freddie Mac Gold Pool 7.5% 6/1/2027	126	128
Freddie Mac Gold Pool 7.5% 6/1/2032	4,770	5,084
Freddie Mac Gold Pool 7.5% 7/1/2026	54	55
Freddie Mac Gold Pool 7.5% 8/1/2026	53	53
Freddie Mac Gold Pool 7.5% 9/1/2030	329	345
Freddie Mac Gold Pool 7.5% 9/1/2030	43	45
Freddie Mac Gold Pool 7.5% 9/1/2031	6,567	6,950
Freddie Mac Gold Pool 8% 11/1/2031	886	932
Freddie Mac Gold Pool 8% 12/1/2026	59	59
Freddie Mac Gold Pool 8% 2/1/2030	82	85
Freddie Mac Gold Pool 8% 4/1/2027	694	701
Freddie Mac Gold Pool 8% 4/1/2032	121	128
Freddie Mac Gold Pool 8% 7/1/2030	873	921
Freddie Mac Gold Pool 8% 8/1/2030	2,000	2,090
Freddie Mac Gold Pool 8% 8/1/2030	66	70
Freddie Mac Gold Pool 8% 8/1/2030	24	26
Freddie Mac Gold Pool 8% 9/1/2030	56	59
Freddie Mac Gold Pool 8.5% 1/1/2028	10	9
Freddie Mac Gold Pool 8.5% 12/1/2027	17	16
Freddie Mac Gold Pool 8.5% 5/1/2027	26	26
Freddie Mac Gold Pool 8.5% 5/1/2027	7	6
Freddie Mac Gold Pool 8.5% 8/1/2026	44	44
Freddie Mac Gold Pool 8.5% 8/1/2027	720	734
Freddie Mac Gold Pool 8.5% 8/1/2027	308	315
Freddie Mac Gold Pool 8.5% 8/1/2027	34	34
Freddie Mac Gold Pool 8.5% 9/1/2026	11	10
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,500,628	5,698,852
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,802,498	2,947,258
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,524,102	2,656,257
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	811,159	857,177
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (c)(d)	10,720	10,896
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.224% 3/1/2036 (c)(d)	43,959	44,745
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (c)(d)	33,280	34,137
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (c)(d)	79,644	82,803
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.561% 9/1/2041 (c)(d)	78,332	81,439
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (c)(d)	314,534	326,094
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.59% 5/1/2035 (c)(d)	66,213	68,217
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	23,167	23,977
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.716% 9/1/2041 (c)(d)	14,430	15,055
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,886	1,968
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	7,473	7,797
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	25,688	26,816
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	18,195	19,002
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	26,652	27,835
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.933%, 6.746% 10/1/2042 (c)(d)	36,424	37,919
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	18,906	19,734
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	335	343
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	15,862	16,436
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (c)(d)	34,163	34,728
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	1,977	2,018
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (c)(d)	45,858	46,703
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.605% 3/1/2035 (c)(d)	101,199	103,358
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,083,922	1,008,500
Freddie Mac Non Gold Pool 4% 9/1/2040	12,199	11,950
Freddie Mac Non Gold Pool 5% 8/1/2053	5,537,668	5,536,875
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,631,396	11,761,819
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,656,032	12,912,639
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,065,528	4,147,958
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,011,244	4,088,814
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (c)(d)	12,869	12,929
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.305% 4/1/2035 (c)(d)	36,402	37,054
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	22,822	23,227
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (c)(d)	26,258	26,868
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	12,032	12,377
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	1,304	1,362
Freddie Mac Non Gold Pool 6% 6/1/2053	5,787,225	5,973,622
Freddie Mac Non Gold Pool 6% 6/1/2053	5,741,486	5,942,558
Freddie Mac Non Gold Pool 6% 7/1/2053	6,261,554	6,480,839
Freddie Mac Non Gold Pool 6.5% 1/1/2055	4,856,140	5,088,768
Ginnie Mae I Pool 2% 11/20/2052	1,022,121	848,241
Ginnie Mae I Pool 2.5% 1/20/2052	8,399,828	7,171,866
Ginnie Mae I Pool 2.5% 12/20/2051	13,105,736	11,185,726
Ginnie Mae I Pool 2.5% 12/20/2051	8,697,829	7,423,584
Ginnie Mae I Pool 2.5% 12/20/2051	6,935,588	5,921,681
Ginnie Mae I Pool 2.5% 12/20/2052	19,470	16,831
Ginnie Mae I Pool 2.5% 8/20/2051	48,693,935	41,575,413
Ginnie Mae I Pool 2.5% 8/20/2051	12,746,620	10,883,204
Ginnie Mae I Pool 2.5% 8/20/2051	7,380,867	6,301,866
Ginnie Mae I Pool 2.5% 9/20/2051	21,636,004	18,473,057
Ginnie Mae I Pool 2.5% 9/20/2051	12,589,868	10,749,367
Ginnie Mae I Pool 3% 1/20/2050	138,665	123,870
Ginnie Mae I Pool 3% 1/20/2050	75,203	67,203
Ginnie Mae I Pool 3% 12/15/2042	512,677	469,895
Ginnie Mae I Pool 3% 12/20/2042	638,573	587,388
Ginnie Mae I Pool 3% 2/15/2045	306,135	278,396
Ginnie Mae I Pool 3% 2/15/2045	219,505	199,272
Ginnie Mae I Pool 3% 2/20/2050	8,230,160	7,352,054
Ginnie Mae I Pool 3% 2/20/2050	859,860	768,118
Ginnie Mae I Pool 3% 3/15/2045	437,355	397,178
Ginnie Mae I Pool 3% 3/20/2043	414,821	381,743
Ginnie Mae I Pool 3% 3/20/2043	170,394	156,921
Ginnie Mae I Pool 3% 4/15/2043	56,794	51,885
Ginnie Mae I Pool 3% 4/15/2043	48,296	44,332
Ginnie Mae I Pool 3% 4/15/2043	5,389	4,950
Ginnie Mae I Pool 3% 4/15/2043	5,177	4,809
Ginnie Mae I Pool 3% 4/15/2045	168,559	152,918
Ginnie Mae I Pool 3% 5/15/2042	75,120	69,160
Ginnie Mae I Pool 3% 5/15/2043	55,122	49,963
Ginnie Mae I Pool 3% 5/15/2043	42,978	39,377
Ginnie Mae I Pool 3% 5/15/2043	42,464	39,007
Ginnie Mae I Pool 3% 5/15/2043	16,030	14,639
Ginnie Mae I Pool 3% 5/15/2045	2,694	2,439
Ginnie Mae I Pool 3% 6/15/2043	65,549	60,280
Ginnie Mae I Pool 3% 6/15/2043	55,182	50,376
Ginnie Mae I Pool 3% 6/15/2043	28,075	26,008
Ginnie Mae I Pool 3.5% 1/15/2041	74,364	70,543
Ginnie Mae I Pool 3.5% 1/15/2041	16,232	15,382
Ginnie Mae I Pool 3.5% 1/15/2042	225,696	212,419
Ginnie Mae I Pool 3.5% 1/15/2042	164,393	155,026
Ginnie Mae I Pool 3.5% 1/15/2042	45,480	42,953
Ginnie Mae I Pool 3.5% 1/15/2042	4,802	4,539
Ginnie Mae I Pool 3.5% 1/15/2042	2,182	2,061
Ginnie Mae I Pool 3.5% 1/15/2043	250,801	236,277
Ginnie Mae I Pool 3.5% 1/15/2043	7,437	7,015
Ginnie Mae I Pool 3.5% 1/20/2050	86,140	79,005
Ginnie Mae I Pool 3.5% 1/20/2050	43,951	40,421
Ginnie Mae I Pool 3.5% 1/20/2050	42,832	39,391
Ginnie Mae I Pool 3.5% 1/20/2050	12,296	11,277
Ginnie Mae I Pool 3.5% 10/20/2052	5,610,659	5,135,887
Ginnie Mae I Pool 3.5% 11/15/2040	30,126	28,540
Ginnie Mae I Pool 3.5% 11/15/2041	283,269	268,430
Ginnie Mae I Pool 3.5% 11/15/2041	108,333	102,236
Ginnie Mae I Pool 3.5% 11/15/2041	2,858	2,698
Ginnie Mae I Pool 3.5% 11/15/2042	579,027	545,897
Ginnie Mae I Pool 3.5% 11/20/2049	283,231	260,393
Ginnie Mae I Pool 3.5% 11/20/2049	168,436	154,485
Ginnie Mae I Pool 3.5% 12/15/2040	5,917	5,610
Ginnie Mae I Pool 3.5% 12/15/2041	218,540	206,139
Ginnie Mae I Pool 3.5% 12/15/2041	201,120	189,520
Ginnie Mae I Pool 3.5% 12/15/2041	124,730	118,041
Ginnie Mae I Pool 3.5% 12/15/2041	18,140	17,167
Ginnie Mae I Pool 3.5% 2/15/2042	425,768	402,112
Ginnie Mae I Pool 3.5% 2/15/2042	305,204	288,100
Ginnie Mae I Pool 3.5% 2/15/2042	243,489	230,253
Ginnie Mae I Pool 3.5% 2/15/2042	239,184	225,952
Ginnie Mae I Pool 3.5% 2/15/2042	196,758	185,318
Ginnie Mae I Pool 3.5% 2/15/2042	146,278	137,739
Ginnie Mae I Pool 3.5% 2/15/2042	130,045	122,757
Ginnie Mae I Pool 3.5% 2/15/2042	83,092	78,535
Ginnie Mae I Pool 3.5% 2/15/2042	9,864	9,318
Ginnie Mae I Pool 3.5% 2/15/2043	1,095,240	1,034,385
Ginnie Mae I Pool 3.5% 2/15/2043	43,005	40,544
Ginnie Mae I Pool 3.5% 2/15/2044	166,646	156,041
Ginnie Mae I Pool 3.5% 2/20/2043	790,225	747,062
Ginnie Mae I Pool 3.5% 2/20/2050	564,263	517,529
Ginnie Mae I Pool 3.5% 3/15/2042	218,693	206,859
Ginnie Mae I Pool 3.5% 3/15/2042	122,380	115,878
Ginnie Mae I Pool 3.5% 3/15/2042	33,010	31,137
Ginnie Mae I Pool 3.5% 3/15/2042	19,252	18,182
Ginnie Mae I Pool 3.5% 3/15/2042	19,072	17,994
Ginnie Mae I Pool 3.5% 3/15/2043	7,770	7,318
Ginnie Mae I Pool 3.5% 3/20/2043	363,418	343,403
Ginnie Mae I Pool 3.5% 3/20/2043	285,067	269,311
Ginnie Mae I Pool 3.5% 4/15/2043	948,096	895,872
Ginnie Mae I Pool 3.5% 4/15/2043	177,500	166,700
Ginnie Mae I Pool 3.5% 4/20/2043	303,982	286,833
Ginnie Mae I Pool 3.5% 4/20/2043	118,184	111,567
Ginnie Mae I Pool 3.5% 5/15/2042	336,340	317,814
Ginnie Mae I Pool 3.5% 5/15/2042	245,575	231,989
Ginnie Mae I Pool 3.5% 5/15/2043	38,965	36,628
Ginnie Mae I Pool 3.5% 5/15/2043	34,424	32,578
Ginnie Mae I Pool 3.5% 5/15/2043	30,421	28,652
Ginnie Mae I Pool 3.5% 5/15/2043	13,251	12,496
Ginnie Mae I Pool 3.5% 5/20/2046	216,958	201,294
Ginnie Mae I Pool 3.5% 5/20/2046	148,974	138,218
Ginnie Mae I Pool 3.5% 5/20/2046	115,805	107,444
Ginnie Mae I Pool 3.5% 5/20/2046	112,938	104,784
Ginnie Mae I Pool 3.5% 5/20/2046	110,095	102,146
Ginnie Mae I Pool 3.5% 5/20/2046	57,932	53,660
Ginnie Mae I Pool 3.5% 6/15/2042	7,382	6,956
Ginnie Mae I Pool 3.5% 6/15/2043	73,164	68,744
Ginnie Mae I Pool 3.5% 6/15/2043	63,792	59,855
Ginnie Mae I Pool 3.5% 6/15/2043	48,582	45,802
Ginnie Mae I Pool 3.5% 6/15/2043	32,855	31,197
Ginnie Mae I Pool 3.5% 6/15/2043	24,594	23,130
Ginnie Mae I Pool 3.5% 6/15/2043	7,333	6,889
Ginnie Mae I Pool 3.5% 6/20/2046	537,158	498,377
Ginnie Mae I Pool 3.5% 6/20/2046	166,430	154,414
Ginnie Mae I Pool 3.5% 6/20/2046	143,948	133,555
Ginnie Mae I Pool 3.5% 6/20/2046	136,785	126,909
Ginnie Mae I Pool 3.5% 6/20/2046	113,716	105,506
Ginnie Mae I Pool 3.5% 6/20/2046	73,642	68,326
Ginnie Mae I Pool 3.5% 6/20/2046	49,627	46,044
Ginnie Mae I Pool 3.5% 7/15/2042	163,951	154,609
Ginnie Mae I Pool 3.5% 7/15/2042	55,169	52,026
Ginnie Mae I Pool 3.5% 7/15/2042	13,373	12,605
Ginnie Mae I Pool 3.5% 7/15/2043	27,879	26,220
Ginnie Mae I Pool 3.5% 7/20/2043	301,017	283,291
Ginnie Mae I Pool 3.5% 7/20/2046	6,322,802	5,866,310
Ginnie Mae I Pool 3.5% 7/20/2052	30,198,034	27,670,994
Ginnie Mae I Pool 3.5% 8/15/2042	13,395	12,619
Ginnie Mae I Pool 3.5% 8/15/2043	19,319	18,143
Ginnie Mae I Pool 3.5% 8/20/2052	17,877,106	16,381,110
Ginnie Mae I Pool 3.5% 9/15/2041	1,932	1,830
Ginnie Mae I Pool 3.5% 9/15/2042	36,845	34,669
Ginnie Mae I Pool 3.5% 9/15/2042	18,671	17,586
Ginnie Mae I Pool 3.5% 9/15/2042	17,600	16,704
Ginnie Mae I Pool 3.5% 9/15/2042	16,418	15,456
Ginnie Mae I Pool 3.5% 9/15/2042	2,360	2,223
Ginnie Mae I Pool 3.5% 9/15/2043	14,195	13,348
Ginnie Mae I Pool 3.5% 9/20/2052	26,152,341	23,939,336
Ginnie Mae I Pool 4% 1/15/2040	38,947	37,929
Ginnie Mae I Pool 4% 1/15/2040	38,104	37,023
Ginnie Mae I Pool 4% 1/15/2041	213,124	206,823
Ginnie Mae I Pool 4% 1/15/2041	29,196	28,329
Ginnie Mae I Pool 4% 1/15/2041	8,115	7,876
Ginnie Mae I Pool 4% 1/15/2041	3,753	3,641
Ginnie Mae I Pool 4% 1/15/2042	26,076	25,257
Ginnie Mae I Pool 4% 1/15/2043	96,416	93,240
Ginnie Mae I Pool 4% 1/15/2047	398,742	379,740
Ginnie Mae I Pool 4% 1/15/2047	384,623	366,293
Ginnie Mae I Pool 4% 1/15/2047	295,606	281,518
Ginnie Mae I Pool 4% 1/15/2047	140,742	134,034
Ginnie Mae I Pool 4% 10/15/2039	46,406	45,194
Ginnie Mae I Pool 4% 10/15/2040	233,454	226,675
Ginnie Mae I Pool 4% 10/15/2040	214,152	208,049
Ginnie Mae I Pool 4% 10/15/2040	200,690	194,890
Ginnie Mae I Pool 4% 10/15/2040	25,571	24,836
Ginnie Mae I Pool 4% 10/15/2040	20,516	19,928
Ginnie Mae I Pool 4% 10/15/2040	13,946	13,558
Ginnie Mae I Pool 4% 10/15/2040	9,498	9,232
Ginnie Mae I Pool 4% 10/15/2041	1,085,954	1,051,999
Ginnie Mae I Pool 4% 10/15/2041	402,064	389,930
Ginnie Mae I Pool 4% 10/15/2041	260,854	253,106
Ginnie Mae I Pool 4% 10/15/2041	222,688	216,038
Ginnie Mae I Pool 4% 10/15/2041	136,372	132,129
Ginnie Mae I Pool 4% 10/15/2041	112,895	109,662
Ginnie Mae I Pool 4% 10/15/2041	85,604	82,836
Ginnie Mae I Pool 4% 10/15/2041	63,534	61,587
Ginnie Mae I Pool 4% 10/15/2041	47,519	46,107
Ginnie Mae I Pool 4% 10/15/2041	40,111	38,946
Ginnie Mae I Pool 4% 10/15/2041	26,302	25,512
Ginnie Mae I Pool 4% 10/15/2041	14,368	13,937
Ginnie Mae I Pool 4% 10/20/2042	736,730	712,819
Ginnie Mae I Pool 4% 11/15/2039	34,614	33,739
Ginnie Mae I Pool 4% 11/15/2040	57,984	56,270
Ginnie Mae I Pool 4% 11/15/2040	13,008	12,648
Ginnie Mae I Pool 4% 11/15/2040	6,905	6,725
Ginnie Mae I Pool 4% 11/15/2041	665,011	644,837
Ginnie Mae I Pool 4% 11/15/2041	63,491	61,428
Ginnie Mae I Pool 4% 11/15/2041	7,297	7,071
Ginnie Mae I Pool 4% 11/15/2041	3,549	3,446
Ginnie Mae I Pool 4% 11/15/2042	32,313	31,259
Ginnie Mae I Pool 4% 12/15/2039	117,610	114,290
Ginnie Mae I Pool 4% 12/15/2039	19,377	18,838
Ginnie Mae I Pool 4% 12/15/2040	1,320,254	1,281,036
Ginnie Mae I Pool 4% 12/15/2040	27,293	26,584
Ginnie Mae I Pool 4% 12/15/2040	18,858	18,310
Ginnie Mae I Pool 4% 12/15/2040	13,252	12,844
Ginnie Mae I Pool 4% 12/15/2040	8,995	8,720
Ginnie Mae I Pool 4% 12/15/2041	309,641	300,394
Ginnie Mae I Pool 4% 12/15/2041	212,064	205,401
Ginnie Mae I Pool 4% 12/15/2041	146,192	141,643
Ginnie Mae I Pool 4% 12/15/2041	79,981	77,492
Ginnie Mae I Pool 4% 12/15/2041	18,704	18,183
Ginnie Mae I Pool 4% 12/15/2041	11,109	10,768
Ginnie Mae I Pool 4% 12/15/2041	10,352	10,022
Ginnie Mae I Pool 4% 12/15/2042	24,798	24,015
Ginnie Mae I Pool 4% 12/15/2046	74,653	71,235
Ginnie Mae I Pool 4% 2/15/2040	176,505	171,428
Ginnie Mae I Pool 4% 2/15/2040	102,727	99,758
Ginnie Mae I Pool 4% 2/15/2040	96,668	94,005
Ginnie Mae I Pool 4% 2/15/2040	20,699	20,115
Ginnie Mae I Pool 4% 2/15/2041	88,425	85,870
Ginnie Mae I Pool 4% 2/15/2041	28,905	28,005
Ginnie Mae I Pool 4% 2/15/2041	6,297	6,115
Ginnie Mae I Pool 4% 2/15/2042	102,725	99,513
Ginnie Mae I Pool 4% 2/15/2045	189,027	182,178
Ginnie Mae I Pool 4% 3/15/2040	884,300	859,097
Ginnie Mae I Pool 4% 3/15/2041	438,434	425,821
Ginnie Mae I Pool 4% 3/15/2041	32,279	31,346
Ginnie Mae I Pool 4% 3/15/2041	14,198	13,750
Ginnie Mae I Pool 4% 3/15/2042	340,050	329,261
Ginnie Mae I Pool 4% 3/15/2042	52,427	50,716
Ginnie Mae I Pool 4% 3/15/2042	23,596	22,862
Ginnie Mae I Pool 4% 3/15/2042	5,681	5,499
Ginnie Mae I Pool 4% 3/20/2047	2,019,045	1,942,996
Ginnie Mae I Pool 4% 4/15/2040	66,107	64,170
Ginnie Mae I Pool 4% 4/15/2040	29,498	28,693
Ginnie Mae I Pool 4% 4/15/2041	90,928	88,263
Ginnie Mae I Pool 4% 4/15/2042	64,403	62,340
Ginnie Mae I Pool 4% 4/15/2043	182,433	176,344
Ginnie Mae I Pool 4% 4/15/2043	17,684	17,142
Ginnie Mae I Pool 4% 4/15/2046	3,024,612	2,912,952
Ginnie Mae I Pool 4% 4/20/2048	1,016,873	967,767
Ginnie Mae I Pool 4% 4/20/2048	931,745	886,750
Ginnie Mae I Pool 4% 5/15/2040	57,308	55,621
Ginnie Mae I Pool 4% 5/15/2041	6,361	6,207
Ginnie Mae I Pool 4% 5/15/2041	1,562	1,515
Ginnie Mae I Pool 4% 5/15/2042	10,570	10,425
Ginnie Mae I Pool 4% 5/15/2043	25,728	24,828
Ginnie Mae I Pool 4% 5/15/2045	175,835	169,225
Ginnie Mae I Pool 4% 5/20/2041	22,449	21,848
Ginnie Mae I Pool 4% 5/20/2049	174,120	164,841
Ginnie Mae I Pool 4% 6/15/2041	55,613	53,935
Ginnie Mae I Pool 4% 6/15/2041	30,430	29,648
Ginnie Mae I Pool 4% 6/15/2041	28,191	27,296
Ginnie Mae I Pool 4% 6/15/2042	35,300	34,116
Ginnie Mae I Pool 4% 6/15/2042	1,657	1,602
Ginnie Mae I Pool 4% 6/15/2043	164,272	158,740
Ginnie Mae I Pool 4% 6/15/2043	6,617	6,409
Ginnie Mae I Pool 4% 6/15/2045	47,258	45,572
Ginnie Mae I Pool 4% 7/15/2039	43,152	41,957
Ginnie Mae I Pool 4% 7/15/2041	38,985	37,796
Ginnie Mae I Pool 4% 7/15/2041	34,034	33,078
Ginnie Mae I Pool 4% 7/15/2041	20,505	19,845
Ginnie Mae I Pool 4% 7/15/2041	19,632	19,003
Ginnie Mae I Pool 4% 7/15/2041	10,761	10,424
Ginnie Mae I Pool 4% 7/15/2041	6,787	6,580
Ginnie Mae I Pool 4% 7/15/2041	981	977
Ginnie Mae I Pool 4% 7/15/2042	94,970	91,744
Ginnie Mae I Pool 4% 7/15/2045	128,451	123,588
Ginnie Mae I Pool 4% 7/15/2046	335,641	320,799
Ginnie Mae I Pool 4% 7/15/2046	215,499	205,970
Ginnie Mae I Pool 4% 8/15/2039	31,927	31,083
Ginnie Mae I Pool 4% 8/15/2039	18,307	17,793
Ginnie Mae I Pool 4% 8/15/2039	13,601	13,209
Ginnie Mae I Pool 4% 8/15/2040	9,584	9,313
Ginnie Mae I Pool 4% 8/15/2041	56,269	54,580
Ginnie Mae I Pool 4% 8/15/2041	39,084	37,965
Ginnie Mae I Pool 4% 8/15/2041	8,332	8,111
Ginnie Mae I Pool 4% 8/15/2042	93,000	89,896
Ginnie Mae I Pool 4% 8/15/2042	14,196	13,778
Ginnie Mae I Pool 4% 8/15/2042	3,946	3,833
Ginnie Mae I Pool 4% 8/15/2043	36,362	35,064
Ginnie Mae I Pool 4% 8/15/2043	25,547	24,632
Ginnie Mae I Pool 4% 8/15/2043	10,557	10,211
Ginnie Mae I Pool 4% 9/15/2039	28,415	27,701
Ginnie Mae I Pool 4% 9/15/2040	14,276	13,873
Ginnie Mae I Pool 4% 9/15/2041	311,209	301,623
Ginnie Mae I Pool 4% 9/15/2041	54,693	53,051
Ginnie Mae I Pool 4% 9/15/2041	47,336	45,949
Ginnie Mae I Pool 4% 9/15/2041	21,021	20,338
Ginnie Mae I Pool 4% 9/15/2041	13,518	13,093
Ginnie Mae I Pool 4% 9/15/2041	5,737	5,585
Ginnie Mae I Pool 4.5% 10/15/2039	22,193	22,126
Ginnie Mae I Pool 4.5% 10/15/2039	16,141	16,113
Ginnie Mae I Pool 4.5% 10/15/2039	4,092	4,086
Ginnie Mae I Pool 4.5% 10/15/2039	3,876	3,868
Ginnie Mae I Pool 4.5% 10/15/2040	3,540	3,532
Ginnie Mae I Pool 4.5% 11/15/2039	133,236	132,835
Ginnie Mae I Pool 4.5% 11/15/2039	51,110	50,984
Ginnie Mae I Pool 4.5% 11/15/2039	41,854	41,762
Ginnie Mae I Pool 4.5% 11/15/2039	37,457	37,376
Ginnie Mae I Pool 4.5% 11/15/2039	30,435	30,370
Ginnie Mae I Pool 4.5% 11/15/2039	28,991	28,957
Ginnie Mae I Pool 4.5% 11/15/2039	18,986	18,946
Ginnie Mae I Pool 4.5% 11/15/2039	15,459	15,428
Ginnie Mae I Pool 4.5% 11/15/2039	4,390	4,382
Ginnie Mae I Pool 4.5% 11/15/2039	4,095	4,088
Ginnie Mae I Pool 4.5% 11/15/2039	3,071	3,065
Ginnie Mae I Pool 4.5% 11/15/2039	2,184	2,179
Ginnie Mae I Pool 4.5% 11/15/2039	1,881	1,877
Ginnie Mae I Pool 4.5% 12/15/2039	38,113	38,068
Ginnie Mae I Pool 4.5% 2/15/2040	109,011	108,782
Ginnie Mae I Pool 4.5% 2/15/2040	101,821	101,466
Ginnie Mae I Pool 4.5% 2/15/2040	77,427	77,264
Ginnie Mae I Pool 4.5% 2/15/2040	74,314	74,181
Ginnie Mae I Pool 4.5% 2/15/2040	52,492	52,390
Ginnie Mae I Pool 4.5% 2/15/2040	38,623	38,571
Ginnie Mae I Pool 4.5% 2/15/2040	35,844	35,770
Ginnie Mae I Pool 4.5% 2/15/2040	30,074	30,009
Ginnie Mae I Pool 4.5% 2/15/2040	21,016	20,985
Ginnie Mae I Pool 4.5% 2/15/2040	5,986	5,974
Ginnie Mae I Pool 4.5% 2/15/2040	5,525	5,514
Ginnie Mae I Pool 4.5% 2/15/2040	1,060	1,058
Ginnie Mae I Pool 4.5% 2/15/2041	23,913	23,832
Ginnie Mae I Pool 4.5% 3/15/2040	258,233	257,710
Ginnie Mae I Pool 4.5% 3/15/2040	23,315	23,260
Ginnie Mae I Pool 4.5% 3/15/2040	17,253	17,217
Ginnie Mae I Pool 4.5% 3/15/2040	12,166	12,142
Ginnie Mae I Pool 4.5% 3/15/2041	1,618,380	1,613,562
Ginnie Mae I Pool 4.5% 3/15/2041	810,811	809,016
Ginnie Mae I Pool 4.5% 3/15/2041	220,512	220,040
Ginnie Mae I Pool 4.5% 3/15/2041	25,925	25,868
Ginnie Mae I Pool 4.5% 3/15/2041	3,437	3,428
Ginnie Mae I Pool 4.5% 3/15/2041	975	973
Ginnie Mae I Pool 4.5% 4/15/2040	112,713	112,515
Ginnie Mae I Pool 4.5% 4/15/2040	75,341	75,191
Ginnie Mae I Pool 4.5% 4/15/2040	54,087	53,912
Ginnie Mae I Pool 4.5% 4/15/2040	41,396	41,275
Ginnie Mae I Pool 4.5% 4/15/2040	24,100	24,035
Ginnie Mae I Pool 4.5% 4/15/2040	9,625	9,590
Ginnie Mae I Pool 4.5% 4/15/2040	9,429	9,394
Ginnie Mae I Pool 4.5% 4/15/2040	6,512	6,498
Ginnie Mae I Pool 4.5% 4/15/2041	66,919	66,743
Ginnie Mae I Pool 4.5% 5/15/2039	36,881	36,820
Ginnie Mae I Pool 4.5% 5/15/2040	135,326	135,042
Ginnie Mae I Pool 4.5% 5/15/2040	12,821	12,785
Ginnie Mae I Pool 4.5% 5/15/2041	150	150
Ginnie Mae I Pool 4.5% 6/15/2039	73,295	73,204
Ginnie Mae I Pool 4.5% 6/15/2039	65,941	65,823
Ginnie Mae I Pool 4.5% 6/15/2039	12,055	12,034
Ginnie Mae I Pool 4.5% 6/15/2039	9,817	9,800
Ginnie Mae I Pool 4.5% 6/15/2039	8,299	8,286
Ginnie Mae I Pool 4.5% 6/15/2040	508,377	506,737
Ginnie Mae I Pool 4.5% 6/15/2040	296,823	296,222
Ginnie Mae I Pool 4.5% 6/15/2040	157,651	157,314
Ginnie Mae I Pool 4.5% 6/15/2040	141,108	140,790
Ginnie Mae I Pool 4.5% 6/15/2040	75,897	75,743
Ginnie Mae I Pool 4.5% 6/15/2040	73,440	73,288
Ginnie Mae I Pool 4.5% 6/15/2040	63,730	63,589
Ginnie Mae I Pool 4.5% 6/15/2040	59,219	59,090
Ginnie Mae I Pool 4.5% 6/15/2040	8,603	8,585
Ginnie Mae I Pool 4.5% 6/15/2040	5,708	5,694
Ginnie Mae I Pool 4.5% 6/15/2041	940,234	937,756
Ginnie Mae I Pool 4.5% 7/15/2039	57,526	57,436
Ginnie Mae I Pool 4.5% 7/15/2039	21,453	21,413
Ginnie Mae I Pool 4.5% 7/15/2039	1,955	1,951
Ginnie Mae I Pool 4.5% 7/15/2040	231,083	230,597
Ginnie Mae I Pool 4.5% 7/15/2040	195,827	195,416
Ginnie Mae I Pool 4.5% 7/15/2040	150,081	149,789
Ginnie Mae I Pool 4.5% 7/15/2040	119,835	119,584
Ginnie Mae I Pool 4.5% 7/15/2040	106,482	106,262
Ginnie Mae I Pool 4.5% 7/15/2040	96,290	96,066
Ginnie Mae I Pool 4.5% 7/15/2040	15,458	15,423
Ginnie Mae I Pool 4.5% 7/15/2040	8,992	8,970
Ginnie Mae I Pool 4.5% 7/15/2040	3,781	3,773
Ginnie Mae I Pool 4.5% 7/15/2040	673	671
Ginnie Mae I Pool 4.5% 8/15/2039	588,171	587,137
Ginnie Mae I Pool 4.5% 8/15/2039	368,379	367,760
Ginnie Mae I Pool 4.5% 8/15/2039	302,156	301,659
Ginnie Mae I Pool 4.5% 8/15/2039	130,309	130,060
Ginnie Mae I Pool 4.5% 8/15/2039	51,658	51,579
Ginnie Mae I Pool 4.5% 8/15/2039	9,854	9,836
Ginnie Mae I Pool 4.5% 8/15/2040	67,458	67,314
Ginnie Mae I Pool 4.5% 8/15/2040	14,819	14,758
Ginnie Mae I Pool 4.5% 8/15/2040	6,057	6,042
Ginnie Mae I Pool 4.5% 8/15/2040	6,033	6,017
Ginnie Mae I Pool 4.5% 8/15/2040	4,586	4,577
Ginnie Mae I Pool 4.5% 8/15/2040	1,660	1,656
Ginnie Mae I Pool 4.5% 8/15/2041	12,833	12,808
Ginnie Mae I Pool 4.5% 9/15/2039	108,828	108,628
Ginnie Mae I Pool 4.5% 9/15/2039	53,211	53,121
Ginnie Mae I Pool 4.5% 9/15/2039	20,119	20,087
Ginnie Mae I Pool 4.5% 9/15/2039	19,765	19,727
Ginnie Mae I Pool 4.5% 9/15/2040	17,587	17,552
Ginnie Mae I Pool 4.5% 9/15/2040	7,575	7,558
Ginnie Mae I Pool 5% 1/15/2034	3,942	3,997
Ginnie Mae I Pool 5% 1/15/2040	1,827	1,857
Ginnie Mae I Pool 5% 1/15/2040	1,736	1,759
Ginnie Mae I Pool 5% 10/15/2033	2,268	2,299
Ginnie Mae I Pool 5% 10/15/2034	3,214	3,258
Ginnie Mae I Pool 5% 10/15/2039	84,625	86,040
Ginnie Mae I Pool 5% 10/15/2039	41,788	42,480
Ginnie Mae I Pool 5% 10/15/2039	26,046	26,482
Ginnie Mae I Pool 5% 10/15/2039	13,629	13,855
Ginnie Mae I Pool 5% 10/15/2039	8,110	8,243
Ginnie Mae I Pool 5% 11/15/2033	1,388	1,408
Ginnie Mae I Pool 5% 11/15/2039	40,271	40,948
Ginnie Mae I Pool 5% 11/15/2039	24,900	25,308
Ginnie Mae I Pool 5% 11/15/2039	15,594	15,855
Ginnie Mae I Pool 5% 11/15/2039	15,020	15,272
Ginnie Mae I Pool 5% 11/15/2039	4,054	4,122
Ginnie Mae I Pool 5% 11/15/2039	2,979	3,029
Ginnie Mae I Pool 5% 11/15/2040	48,633	49,448
Ginnie Mae I Pool 5% 11/15/2040	17,684	17,990
Ginnie Mae I Pool 5% 12/15/2032	542	549
Ginnie Mae I Pool 5% 12/15/2037	13,048	13,264
Ginnie Mae I Pool 5% 12/15/2039	39,666	40,331
Ginnie Mae I Pool 5% 12/15/2039	19,153	19,472
Ginnie Mae I Pool 5% 12/15/2039	16,198	16,473
Ginnie Mae I Pool 5% 2/15/2039	7,428	7,551
Ginnie Mae I Pool 5% 2/15/2040	2,931	2,980
Ginnie Mae I Pool 5% 3/15/2039	32,602	33,134
Ginnie Mae I Pool 5% 3/15/2040	5,993	6,092
Ginnie Mae I Pool 5% 3/15/2041	31,734	32,276
Ginnie Mae I Pool 5% 3/15/2041	18,477	18,790
Ginnie Mae I Pool 5% 3/15/2041	2,503	2,545
Ginnie Mae I Pool 5% 4/15/2033	3,908	3,959
Ginnie Mae I Pool 5% 4/15/2039	6,551	6,658
Ginnie Mae I Pool 5% 4/15/2040	379,837	386,203
Ginnie Mae I Pool 5% 4/15/2040	285,553	290,320
Ginnie Mae I Pool 5% 4/15/2040	16,030	16,300
Ginnie Mae I Pool 5% 4/15/2040	5,692	5,787
Ginnie Mae I Pool 5% 4/15/2040	1,704	1,733
Ginnie Mae I Pool 5% 4/15/2041	57,357	58,349
Ginnie Mae I Pool 5% 4/15/2041	27,633	28,105
Ginnie Mae I Pool 5% 4/15/2041	12,365	12,577
Ginnie Mae I Pool 5% 4/15/2041	12,233	12,437
Ginnie Mae I Pool 5% 4/20/2048	2,792,226	2,848,575
Ginnie Mae I Pool 5% 5/15/2039	93,942	95,492
Ginnie Mae I Pool 5% 5/15/2039	46,942	47,718
Ginnie Mae I Pool 5% 5/15/2039	2,765	2,809
Ginnie Mae I Pool 5% 5/15/2040	25,049	25,460
Ginnie Mae I Pool 5% 5/15/2040	16,224	16,496
Ginnie Mae I Pool 5% 5/15/2040	3,450	3,510
Ginnie Mae I Pool 5% 6/15/2033	288	292
Ginnie Mae I Pool 5% 6/15/2039	10,972	11,153
Ginnie Mae I Pool 5% 6/15/2039	6,083	6,184
Ginnie Mae I Pool 5% 6/15/2039	995	1,011
Ginnie Mae I Pool 5% 6/15/2040	862,564	877,019
Ginnie Mae I Pool 5% 6/15/2040	57,147	58,107
Ginnie Mae I Pool 5% 6/15/2040	20,702	21,059
Ginnie Mae I Pool 5% 6/15/2040	15,105	15,362
Ginnie Mae I Pool 5% 6/15/2040	1,714	1,743
Ginnie Mae I Pool 5% 6/15/2041	38,432	39,083
Ginnie Mae I Pool 5% 6/15/2041	5,406	5,498
Ginnie Mae I Pool 5% 6/15/2041	5,181	5,267
Ginnie Mae I Pool 5% 7/15/2039	176,604	179,513
Ginnie Mae I Pool 5% 7/15/2039	39,036	39,682
Ginnie Mae I Pool 5% 7/15/2039	1,518	1,543
Ginnie Mae I Pool 5% 7/15/2040	95,116	96,716
Ginnie Mae I Pool 5% 7/15/2040	94,831	96,412
Ginnie Mae I Pool 5% 7/15/2040	57,973	58,951
Ginnie Mae I Pool 5% 7/15/2040	44,709	45,462
Ginnie Mae I Pool 5% 7/15/2040	43,941	44,679
Ginnie Mae I Pool 5% 7/15/2040	18,011	18,317
Ginnie Mae I Pool 5% 7/15/2040	12,473	12,683
Ginnie Mae I Pool 5% 7/15/2040	2,755	2,802
Ginnie Mae I Pool 5% 8/15/2039	88,538	90,008
Ginnie Mae I Pool 5% 8/15/2039	79,775	81,099
Ginnie Mae I Pool 5% 8/15/2039	35,129	35,714
Ginnie Mae I Pool 5% 8/15/2039	23,940	24,340
Ginnie Mae I Pool 5% 8/15/2039	7,693	7,823
Ginnie Mae I Pool 5% 8/15/2039	5,870	5,967
Ginnie Mae I Pool 5% 8/15/2039	4,617	4,694
Ginnie Mae I Pool 5% 8/15/2039	2,774	2,819
Ginnie Mae I Pool 5% 8/15/2040	167,549	170,377
Ginnie Mae I Pool 5% 8/15/2040	167,079	169,889
Ginnie Mae I Pool 5% 8/15/2040	59,760	60,771
Ginnie Mae I Pool 5% 8/15/2040	15,382	15,642
Ginnie Mae I Pool 5% 8/15/2041	8,652	8,797
Ginnie Mae I Pool 5% 9/15/2037	2,098	2,133
Ginnie Mae I Pool 5% 9/15/2039	239,811	243,774
Ginnie Mae I Pool 5% 9/15/2039	79,081	80,398
Ginnie Mae I Pool 5% 9/15/2039	43,989	44,721
Ginnie Mae I Pool 5% 9/15/2039	28,404	28,875
Ginnie Mae I Pool 5% 9/15/2039	26,825	27,269
Ginnie Mae I Pool 5% 9/15/2039	14,522	14,764
Ginnie Mae I Pool 5% 9/15/2039	13,299	13,523
Ginnie Mae I Pool 5% 9/15/2039	12,433	12,639
Ginnie Mae I Pool 5% 9/15/2039	12,054	12,254
Ginnie Mae I Pool 5% 9/15/2039	11,918	12,116
Ginnie Mae I Pool 5% 9/15/2039	9,206	9,359
Ginnie Mae I Pool 5% 9/15/2039	3,949	4,015
Ginnie Mae I Pool 5% 9/15/2039	3,773	3,835
Ginnie Mae I Pool 5% 9/15/2040	90,473	91,989
Ginnie Mae I Pool 5% 9/15/2040	68,791	69,954
Ginnie Mae I Pool 5% 9/15/2040	34,029	34,602
Ginnie Mae I Pool 5% 9/15/2040	12,556	12,773
Ginnie Mae I Pool 5% 9/15/2041	720,024	732,011
Ginnie Mae I Pool 5.5% 1/15/2034	485	497
Ginnie Mae I Pool 5.5% 1/15/2039	38,725	39,869
Ginnie Mae I Pool 5.5% 10/15/2035	30,788	31,586
Ginnie Mae I Pool 5.5% 11/15/2033	269	274
Ginnie Mae I Pool 5.5% 12/15/2038	69,740	71,839
Ginnie Mae I Pool 5.5% 12/15/2038	28,512	29,300
Ginnie Mae I Pool 5.5% 12/15/2038	2,015	2,072
Ginnie Mae I Pool 5.5% 2/15/2037	188	194
Ginnie Mae I Pool 5.5% 3/15/2034	2,079	2,127
Ginnie Mae I Pool 5.5% 3/15/2034	386	395
Ginnie Mae I Pool 5.5% 3/15/2038	51,504	52,922
Ginnie Mae I Pool 5.5% 3/15/2039	5,869	6,040
Ginnie Mae I Pool 5.5% 4/15/2034	2,186	2,235
Ginnie Mae I Pool 5.5% 4/15/2034	354	362
Ginnie Mae I Pool 5.5% 5/15/2034	7,804	7,996
Ginnie Mae I Pool 5.5% 5/15/2034	2,275	2,328
Ginnie Mae I Pool 5.5% 5/15/2034	835	854
Ginnie Mae I Pool 5.5% 5/15/2034	564	578
Ginnie Mae I Pool 5.5% 5/15/2034	481	493
Ginnie Mae I Pool 5.5% 5/15/2034	363	371
Ginnie Mae I Pool 5.5% 5/15/2037	195	200
Ginnie Mae I Pool 5.5% 5/15/2039	21,595	22,231
Ginnie Mae I Pool 5.5% 6/15/2039	1,698	1,747
Ginnie Mae I Pool 5.5% 6/15/2039	606	619
Ginnie Mae I Pool 5.5% 7/15/2033	1,915	1,960
Ginnie Mae I Pool 5.5% 7/15/2037	2,082	2,141
Ginnie Mae I Pool 5.5% 7/15/2037	391	402
Ginnie Mae I Pool 5.5% 7/15/2038	6,180	6,320
Ginnie Mae I Pool 5.5% 7/15/2038	412	424
Ginnie Mae I Pool 5.5% 7/15/2039	19,377	19,963
Ginnie Mae I Pool 5.5% 8/15/2033	5,900	6,040
Ginnie Mae I Pool 5.5% 8/15/2038	44,258	45,584
Ginnie Mae I Pool 5.5% 9/15/2038	71,639	73,697
Ginnie Mae I Pool 5.5% 9/15/2039	191,318	197,102
Ginnie Mae I Pool 5.5% 9/15/2039	134,854	138,922
Ginnie Mae I Pool 6% 10/15/2030	9,121	9,331
Ginnie Mae I Pool 6% 10/15/2039	5,314	5,556
Ginnie Mae I Pool 6% 11/15/2037	1,143	1,190
Ginnie Mae I Pool 6% 11/15/2039	15,263	15,969
Ginnie Mae I Pool 6% 11/15/2039	8,770	9,174
Ginnie Mae I Pool 6% 11/15/2039	5,782	6,043
Ginnie Mae I Pool 6% 11/15/2039	3,410	3,557
Ginnie Mae I Pool 6% 11/15/2039	2,907	3,015
Ginnie Mae I Pool 6% 11/15/2039	2,254	2,352
Ginnie Mae I Pool 6% 11/15/2039	1,505	1,572
Ginnie Mae I Pool 6% 12/15/2034	1,703	1,762
Ginnie Mae I Pool 6% 5/15/2040	505,631	527,355
Ginnie Mae I Pool 6.5% 10/15/2034	20,121	20,934
Ginnie Mae I Pool 6.5% 10/15/2034	3,670	3,804
Ginnie Mae I Pool 6.5% 10/15/2034	1,203	1,254
Ginnie Mae I Pool 6.5% 10/15/2034	268	278
Ginnie Mae I Pool 6.5% 10/15/2035	12,413	12,967
Ginnie Mae I Pool 6.5% 10/15/2036	4,847	5,059
Ginnie Mae I Pool 6.5% 11/15/2034	4,733	4,872
Ginnie Mae I Pool 6.5% 6/15/2037	4,794	5,015
Ginnie Mae I Pool 6.5% 7/15/2035	1,460	1,521
Ginnie Mae I Pool 6.5% 8/15/2034	21,360	22,221
Ginnie Mae I Pool 6.5% 8/15/2034	498	513
Ginnie Mae I Pool 6.5% 8/15/2036	3,536	3,701
Ginnie Mae I Pool 6.5% 9/15/2034	8,676	9,026
Ginnie Mae I Pool 6.5% 9/15/2035	320	329
Ginnie Mae I Pool 7% 1/15/2026	2	2
Ginnie Mae I Pool 7% 1/15/2027	21	21
Ginnie Mae I Pool 7% 1/15/2028	521	524
Ginnie Mae I Pool 7% 1/15/2028	385	390
Ginnie Mae I Pool 7% 1/15/2028	302	304
Ginnie Mae I Pool 7% 1/15/2028	233	236
Ginnie Mae I Pool 7% 1/15/2028	220	223
Ginnie Mae I Pool 7% 1/15/2028	211	214
Ginnie Mae I Pool 7% 1/15/2028	188	190
Ginnie Mae I Pool 7% 1/15/2028	81	82
Ginnie Mae I Pool 7% 1/15/2028	63	63
Ginnie Mae I Pool 7% 1/15/2028	41	42
Ginnie Mae I Pool 7% 1/15/2029	1,182	1,204
Ginnie Mae I Pool 7% 1/15/2029	600	613
Ginnie Mae I Pool 7% 1/15/2029	422	430
Ginnie Mae I Pool 7% 1/15/2029	325	330
Ginnie Mae I Pool 7% 1/15/2029	234	239
Ginnie Mae I Pool 7% 1/15/2029	76	78
Ginnie Mae I Pool 7% 1/15/2030	1,888	1,931
Ginnie Mae I Pool 7% 1/15/2030	177	181
Ginnie Mae I Pool 7% 1/15/2031	1,977	2,033
Ginnie Mae I Pool 7% 1/15/2031	1,088	1,123
Ginnie Mae I Pool 7% 1/15/2032	4,055	4,189
Ginnie Mae I Pool 7% 10/15/2026	113	113
Ginnie Mae I Pool 7% 10/15/2027	1,281	1,293
Ginnie Mae I Pool 7% 10/15/2028	1,695	1,725
Ginnie Mae I Pool 7% 10/15/2028	306	311
Ginnie Mae I Pool 7% 10/15/2029	401	411
Ginnie Mae I Pool 7% 10/15/2029	88	90
Ginnie Mae I Pool 7% 10/15/2030	513	525
Ginnie Mae I Pool 7% 10/15/2031	3,258	3,373
Ginnie Mae I Pool 7% 10/15/2031	1,427	1,452
Ginnie Mae I Pool 7% 10/15/2031	956	989
Ginnie Mae I Pool 7% 10/15/2031	920	951
Ginnie Mae I Pool 7% 10/15/2031	804	828
Ginnie Mae I Pool 7% 10/15/2031	29	30
Ginnie Mae I Pool 7% 11/15/2027	49	50
Ginnie Mae I Pool 7% 11/15/2028	611	623
Ginnie Mae I Pool 7% 11/15/2028	300	306
Ginnie Mae I Pool 7% 11/15/2028	57	58
Ginnie Mae I Pool 7% 11/15/2029	1,634	1,676
Ginnie Mae I Pool 7% 11/15/2031	1,883	1,928
Ginnie Mae I Pool 7% 11/15/2031	1,859	1,922
Ginnie Mae I Pool 7% 11/15/2031	936	962
Ginnie Mae I Pool 7% 11/15/2032	453	467
Ginnie Mae I Pool 7% 12/15/2025	5	5
Ginnie Mae I Pool 7% 12/15/2026	5	5
Ginnie Mae I Pool 7% 12/15/2027	467	473
Ginnie Mae I Pool 7% 12/15/2027	353	358
Ginnie Mae I Pool 7% 12/15/2027	129	131
Ginnie Mae I Pool 7% 12/15/2027	54	55
Ginnie Mae I Pool 7% 12/15/2028	657	670
Ginnie Mae I Pool 7% 12/15/2028	601	613
Ginnie Mae I Pool 7% 12/15/2028	234	238
Ginnie Mae I Pool 7% 12/15/2028	103	104
Ginnie Mae I Pool 7% 12/15/2028	42	43
Ginnie Mae I Pool 7% 12/15/2028	17	17
Ginnie Mae I Pool 7% 12/15/2030	1,870	1,929
Ginnie Mae I Pool 7% 12/15/2030	860	887
Ginnie Mae I Pool 7% 12/15/2031	3,111	3,215
Ginnie Mae I Pool 7% 12/15/2031	1,480	1,532
Ginnie Mae I Pool 7% 12/15/2031	142	147
Ginnie Mae I Pool 7% 2/15/2028	1,041	1,057
Ginnie Mae I Pool 7% 2/15/2028	649	659
Ginnie Mae I Pool 7% 2/15/2028	287	289
Ginnie Mae I Pool 7% 2/15/2028	273	275
Ginnie Mae I Pool 7% 2/15/2028	186	189
Ginnie Mae I Pool 7% 2/15/2028	117	117
Ginnie Mae I Pool 7% 2/15/2028	96	98
Ginnie Mae I Pool 7% 2/15/2028	37	38
Ginnie Mae I Pool 7% 2/15/2028	27	28
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	10	10
Ginnie Mae I Pool 7% 2/15/2029	128	131
Ginnie Mae I Pool 7% 2/15/2029	97	98
Ginnie Mae I Pool 7% 2/15/2029	72	73
Ginnie Mae I Pool 7% 2/15/2030	545	559
Ginnie Mae I Pool 7% 2/15/2031	7,377	7,613
Ginnie Mae I Pool 7% 2/15/2032	4,848	5,024
Ginnie Mae I Pool 7% 2/15/2032	4,294	4,438
Ginnie Mae I Pool 7% 2/15/2032	3,495	3,565
Ginnie Mae I Pool 7% 2/15/2032	1,340	1,387
Ginnie Mae I Pool 7% 2/15/2032	488	504
Ginnie Mae I Pool 7% 2/15/2032	397	404
Ginnie Mae I Pool 7% 2/15/2032	323	334
Ginnie Mae I Pool 7% 3/15/2028	1,116	1,135
Ginnie Mae I Pool 7% 3/15/2028	636	645
Ginnie Mae I Pool 7% 3/15/2028	362	367
Ginnie Mae I Pool 7% 3/15/2028	298	302
Ginnie Mae I Pool 7% 3/15/2028	292	294
Ginnie Mae I Pool 7% 3/15/2028	171	172
Ginnie Mae I Pool 7% 3/15/2028	116	118
Ginnie Mae I Pool 7% 3/15/2028	112	114
Ginnie Mae I Pool 7% 3/15/2028	63	64
Ginnie Mae I Pool 7% 3/15/2029	829	846
Ginnie Mae I Pool 7% 3/15/2029	371	379
Ginnie Mae I Pool 7% 3/15/2029	229	233
Ginnie Mae I Pool 7% 3/15/2029	108	110
Ginnie Mae I Pool 7% 3/15/2029	77	78
Ginnie Mae I Pool 7% 3/15/2029	60	61
Ginnie Mae I Pool 7% 3/15/2031	10,372	10,642
Ginnie Mae I Pool 7% 3/15/2031	950	966
Ginnie Mae I Pool 7% 3/15/2031	309	319
Ginnie Mae I Pool 7% 3/15/2031	300	309
Ginnie Mae I Pool 7% 3/15/2031	220	226
Ginnie Mae I Pool 7% 3/15/2032	1,912	1,982
Ginnie Mae I Pool 7% 3/15/2032	830	860
Ginnie Mae I Pool 7% 3/15/2032	667	691
Ginnie Mae I Pool 7% 3/15/2032	458	471
Ginnie Mae I Pool 7% 3/15/2032	434	449
Ginnie Mae I Pool 7% 3/15/2032	220	227
Ginnie Mae I Pool 7% 3/15/2032	156	161
Ginnie Mae I Pool 7% 3/15/2032	25	25
Ginnie Mae I Pool 7% 4/15/2028	601	611
Ginnie Mae I Pool 7% 4/15/2028	380	386
Ginnie Mae I Pool 7% 4/15/2028	274	278
Ginnie Mae I Pool 7% 4/15/2028	214	218
Ginnie Mae I Pool 7% 4/15/2028	157	158
Ginnie Mae I Pool 7% 4/15/2028	109	110
Ginnie Mae I Pool 7% 4/15/2028	72	72
Ginnie Mae I Pool 7% 4/15/2028	60	61
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	16	16
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2029	573	584
Ginnie Mae I Pool 7% 4/15/2029	52	53
Ginnie Mae I Pool 7% 4/15/2029	30	31
Ginnie Mae I Pool 7% 4/15/2030	486	499
Ginnie Mae I Pool 7% 4/15/2031	2,672	2,755
Ginnie Mae I Pool 7% 4/15/2031	919	948
Ginnie Mae I Pool 7% 4/15/2031	533	550
Ginnie Mae I Pool 7% 4/15/2031	223	230
Ginnie Mae I Pool 7% 4/15/2031	117	121
Ginnie Mae I Pool 7% 4/15/2032	10,792	11,137
Ginnie Mae I Pool 7% 4/15/2032	2,975	3,085
Ginnie Mae I Pool 7% 4/15/2032	1,552	1,606
Ginnie Mae I Pool 7% 4/15/2032	1,314	1,359
Ginnie Mae I Pool 7% 4/15/2032	1,066	1,105
Ginnie Mae I Pool 7% 4/15/2032	994	1,024
Ginnie Mae I Pool 7% 4/15/2032	465	480
Ginnie Mae I Pool 7% 4/15/2032	411	424
Ginnie Mae I Pool 7% 4/15/2032	304	314
Ginnie Mae I Pool 7% 4/15/2032	253	260
Ginnie Mae I Pool 7% 4/15/2032	242	251
Ginnie Mae I Pool 7% 4/15/2032	126	128
Ginnie Mae I Pool 7% 4/20/2032	41,963	43,662
Ginnie Mae I Pool 7% 5/15/2027	12	12
Ginnie Mae I Pool 7% 5/15/2028	1,105	1,121
Ginnie Mae I Pool 7% 5/15/2028	822	835
Ginnie Mae I Pool 7% 5/15/2028	549	553
Ginnie Mae I Pool 7% 5/15/2028	387	393
Ginnie Mae I Pool 7% 5/15/2028	80	81
Ginnie Mae I Pool 7% 5/15/2028	60	61
Ginnie Mae I Pool 7% 5/15/2028	55	56
Ginnie Mae I Pool 7% 5/15/2028	42	42
Ginnie Mae I Pool 7% 5/15/2028	25	25
Ginnie Mae I Pool 7% 5/15/2028	24	24
Ginnie Mae I Pool 7% 5/15/2029	369	377
Ginnie Mae I Pool 7% 5/15/2030	288	294
Ginnie Mae I Pool 7% 5/15/2031	11,984	12,367
Ginnie Mae I Pool 7% 5/15/2031	988	1,014
Ginnie Mae I Pool 7% 5/15/2031	474	490
Ginnie Mae I Pool 7% 5/15/2031	281	286
Ginnie Mae I Pool 7% 5/15/2032	15,038	15,595
Ginnie Mae I Pool 7% 5/15/2032	3,872	4,002
Ginnie Mae I Pool 7% 5/15/2032	1,797	1,865
Ginnie Mae I Pool 7% 5/15/2032	1,697	1,750
Ginnie Mae I Pool 7% 5/15/2032	1,684	1,743
Ginnie Mae I Pool 7% 5/15/2032	1,478	1,533
Ginnie Mae I Pool 7% 5/15/2032	886	911
Ginnie Mae I Pool 7% 5/15/2032	821	849
Ginnie Mae I Pool 7% 5/15/2032	584	595
Ginnie Mae I Pool 7% 5/15/2032	454	466
Ginnie Mae I Pool 7% 5/15/2032	398	411
Ginnie Mae I Pool 7% 5/15/2032	329	341
Ginnie Mae I Pool 7% 5/15/2032	285	294
Ginnie Mae I Pool 7% 5/15/2032	97	101
Ginnie Mae I Pool 7% 5/15/2032	50	51
Ginnie Mae I Pool 7% 6/15/2028	4,204	4,264
Ginnie Mae I Pool 7% 6/15/2028	1,728	1,756
Ginnie Mae I Pool 7% 6/15/2028	607	617
Ginnie Mae I Pool 7% 6/15/2028	592	602
Ginnie Mae I Pool 7% 6/15/2028	489	498
Ginnie Mae I Pool 7% 6/15/2028	396	403
Ginnie Mae I Pool 7% 6/15/2028	308	313
Ginnie Mae I Pool 7% 6/15/2028	275	279
Ginnie Mae I Pool 7% 6/15/2028	233	236
Ginnie Mae I Pool 7% 6/15/2028	210	214
Ginnie Mae I Pool 7% 6/15/2028	170	173
Ginnie Mae I Pool 7% 6/15/2028	151	153
Ginnie Mae I Pool 7% 6/15/2028	145	148
Ginnie Mae I Pool 7% 6/15/2028	71	73
Ginnie Mae I Pool 7% 6/15/2028	67	68
Ginnie Mae I Pool 7% 6/15/2028	54	55
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2029	3,067	3,137
Ginnie Mae I Pool 7% 6/15/2029	555	564
Ginnie Mae I Pool 7% 6/15/2029	182	187
Ginnie Mae I Pool 7% 6/15/2029	128	131
Ginnie Mae I Pool 7% 6/15/2029	128	131
Ginnie Mae I Pool 7% 6/15/2031	22,563	23,310
Ginnie Mae I Pool 7% 6/15/2031	2,979	3,077
Ginnie Mae I Pool 7% 6/15/2031	1,255	1,296
Ginnie Mae I Pool 7% 6/15/2031	591	611
Ginnie Mae I Pool 7% 6/15/2031	28	28
Ginnie Mae I Pool 7% 6/15/2032	2,000	2,064
Ginnie Mae I Pool 7% 6/15/2032	1,107	1,140
Ginnie Mae I Pool 7% 6/15/2032	532	551
Ginnie Mae I Pool 7% 6/15/2032	529	544
Ginnie Mae I Pool 7% 6/15/2032	388	401
Ginnie Mae I Pool 7% 6/15/2032	353	365
Ginnie Mae I Pool 7% 6/15/2032	299	310
Ginnie Mae I Pool 7% 6/15/2032	75	78
Ginnie Mae I Pool 7% 6/15/2032	70	72
Ginnie Mae I Pool 7% 7/15/2028	11,054	11,211
Ginnie Mae I Pool 7% 7/15/2028	728	739
Ginnie Mae I Pool 7% 7/15/2028	354	360
Ginnie Mae I Pool 7% 7/15/2028	353	359
Ginnie Mae I Pool 7% 7/15/2028	349	350
Ginnie Mae I Pool 7% 7/15/2028	134	137
Ginnie Mae I Pool 7% 7/15/2028	134	136
Ginnie Mae I Pool 7% 7/15/2028	112	114
Ginnie Mae I Pool 7% 7/15/2028	107	108
Ginnie Mae I Pool 7% 7/15/2028	103	105
Ginnie Mae I Pool 7% 7/15/2028	94	94
Ginnie Mae I Pool 7% 7/15/2028	49	50
Ginnie Mae I Pool 7% 7/15/2029	734	751
Ginnie Mae I Pool 7% 7/15/2029	556	569
Ginnie Mae I Pool 7% 7/15/2029	422	430
Ginnie Mae I Pool 7% 7/15/2029	273	279
Ginnie Mae I Pool 7% 7/15/2029	44	45
Ginnie Mae I Pool 7% 7/15/2031	13,031	13,452
Ginnie Mae I Pool 7% 7/15/2031	9,304	9,612
Ginnie Mae I Pool 7% 7/15/2031	4,448	4,577
Ginnie Mae I Pool 7% 7/15/2031	2,048	2,118
Ginnie Mae I Pool 7% 7/15/2031	1,308	1,348
Ginnie Mae I Pool 7% 7/15/2031	532	546
Ginnie Mae I Pool 7% 7/15/2031	311	319
Ginnie Mae I Pool 7% 7/15/2031	5	6
Ginnie Mae I Pool 7% 7/15/2032	6,599	6,827
Ginnie Mae I Pool 7% 7/15/2032	1,035	1,075
Ginnie Mae I Pool 7% 7/15/2032	862	888
Ginnie Mae I Pool 7% 7/15/2032	782	807
Ginnie Mae I Pool 7% 7/15/2032	745	772
Ginnie Mae I Pool 7% 7/15/2032	606	625
Ginnie Mae I Pool 7% 7/15/2032	117	121
Ginnie Mae I Pool 7% 8/15/2028	45	45
Ginnie Mae I Pool 7% 8/15/2029	103	105
Ginnie Mae I Pool 7% 8/15/2029	60	60
Ginnie Mae I Pool 7% 8/15/2029	19	19
Ginnie Mae I Pool 7% 8/15/2031	1,554	1,606
Ginnie Mae I Pool 7% 8/15/2031	973	1,006
Ginnie Mae I Pool 7% 8/15/2031	727	750
Ginnie Mae I Pool 7% 8/15/2031	500	517
Ginnie Mae I Pool 7% 8/15/2031	387	400
Ginnie Mae I Pool 7% 8/15/2031	293	303
Ginnie Mae I Pool 7% 8/15/2031	274	282
Ginnie Mae I Pool 7% 8/15/2032	31,225	32,223
Ginnie Mae I Pool 7% 8/15/2032	870	894
Ginnie Mae I Pool 7% 8/15/2032	525	542
Ginnie Mae I Pool 7% 8/15/2032	487	505
Ginnie Mae I Pool 7% 8/15/2032	392	407
Ginnie Mae I Pool 7% 8/15/2032	345	357
Ginnie Mae I Pool 7% 8/15/2032	249	258
Ginnie Mae I Pool 7% 8/15/2032	136	137
Ginnie Mae I Pool 7% 9/15/2027	39	39
Ginnie Mae I Pool 7% 9/15/2028	600	611
Ginnie Mae I Pool 7% 9/15/2028	130	132
Ginnie Mae I Pool 7% 9/15/2028	84	86
Ginnie Mae I Pool 7% 9/15/2028	73	74
Ginnie Mae I Pool 7% 9/15/2028	64	65
Ginnie Mae I Pool 7% 9/15/2028	28	28
Ginnie Mae I Pool 7% 9/15/2029	65	66
Ginnie Mae I Pool 7% 9/15/2031	2,019	2,088
Ginnie Mae I Pool 7% 9/15/2031	1,681	1,739
Ginnie Mae I Pool 7% 9/15/2031	1,332	1,377
Ginnie Mae I Pool 7% 9/15/2031	659	681
Ginnie Mae I Pool 7% 9/15/2031	498	513
Ginnie Mae I Pool 7% 9/15/2031	172	177
Ginnie Mae I Pool 7% 9/15/2031	135	140
Ginnie Mae I Pool 7% 9/15/2031	67	69
Ginnie Mae I Pool 7% 9/15/2032	71,714	73,894
Ginnie Mae I Pool 7.5% 1/15/2026	4	4
Ginnie Mae I Pool 7.5% 1/15/2028	386	391
Ginnie Mae I Pool 7.5% 1/15/2031	291	302
Ginnie Mae I Pool 7.5% 1/15/2031	86	90
Ginnie Mae I Pool 7.5% 10/15/2027	915	925
Ginnie Mae I Pool 7.5% 10/15/2027	773	788
Ginnie Mae I Pool 7.5% 10/15/2027	542	552
Ginnie Mae I Pool 7.5% 10/15/2027	520	530
Ginnie Mae I Pool 7.5% 10/15/2027	187	190
Ginnie Mae I Pool 7.5% 10/15/2027	106	108
Ginnie Mae I Pool 7.5% 10/15/2027	75	77
Ginnie Mae I Pool 7.5% 10/15/2027	61	61
Ginnie Mae I Pool 7.5% 10/15/2027	42	43
Ginnie Mae I Pool 7.5% 10/15/2027	41	42
Ginnie Mae I Pool 7.5% 10/15/2027	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	19	19
Ginnie Mae I Pool 7.5% 11/15/2025	17	17
Ginnie Mae I Pool 7.5% 11/15/2025	5	5
Ginnie Mae I Pool 7.5% 11/15/2025	2	2
Ginnie Mae I Pool 7.5% 11/15/2027	78	80
Ginnie Mae I Pool 7.5% 11/15/2027	58	58
Ginnie Mae I Pool 7.5% 11/15/2027	42	43
Ginnie Mae I Pool 7.5% 12/15/2025	17	17
Ginnie Mae I Pool 7.5% 12/15/2027	383	392
Ginnie Mae I Pool 7.5% 12/15/2027	305	309
Ginnie Mae I Pool 7.5% 12/15/2027	296	302
Ginnie Mae I Pool 7.5% 12/15/2027	123	125
Ginnie Mae I Pool 7.5% 12/15/2027	36	36
Ginnie Mae I Pool 7.5% 12/15/2027	19	19
Ginnie Mae I Pool 7.5% 12/15/2027	13	13
Ginnie Mae I Pool 7.5% 12/15/2027	6	6
Ginnie Mae I Pool 7.5% 2/15/2027	752	757
Ginnie Mae I Pool 7.5% 2/15/2027	84	85
Ginnie Mae I Pool 7.5% 3/15/2026	10	10
Ginnie Mae I Pool 7.5% 3/15/2026	6	6
Ginnie Mae I Pool 7.5% 3/15/2028	289	296
Ginnie Mae I Pool 7.5% 3/15/2031	1,168	1,223
Ginnie Mae I Pool 7.5% 4/15/2027	561	567
Ginnie Mae I Pool 7.5% 4/15/2027	324	327
Ginnie Mae I Pool 7.5% 4/15/2027	136	137
Ginnie Mae I Pool 7.5% 4/15/2027	96	97
Ginnie Mae I Pool 7.5% 4/15/2027	78	79
Ginnie Mae I Pool 7.5% 4/15/2027	65	65
Ginnie Mae I Pool 7.5% 4/15/2027	59	60
Ginnie Mae I Pool 7.5% 4/15/2027	36	36
Ginnie Mae I Pool 7.5% 4/15/2027	25	25
Ginnie Mae I Pool 7.5% 4/15/2027	10	10
Ginnie Mae I Pool 7.5% 5/15/2027	174	175
Ginnie Mae I Pool 7.5% 5/15/2027	83	84
Ginnie Mae I Pool 7.5% 5/15/2027	53	54
Ginnie Mae I Pool 7.5% 5/15/2027	6	6
Ginnie Mae I Pool 7.5% 6/15/2027	702	710
Ginnie Mae I Pool 7.5% 6/15/2027	464	470
Ginnie Mae I Pool 7.5% 6/15/2027	204	206
Ginnie Mae I Pool 7.5% 6/15/2027	161	162
Ginnie Mae I Pool 7.5% 6/15/2027	125	126
Ginnie Mae I Pool 7.5% 6/15/2027	68	69
Ginnie Mae I Pool 7.5% 6/15/2027	37	37
Ginnie Mae I Pool 7.5% 6/15/2027	28	29
Ginnie Mae I Pool 7.5% 6/15/2027	18	18
Ginnie Mae I Pool 7.5% 6/15/2029	14	14
Ginnie Mae I Pool 7.5% 7/15/2027	957	973
Ginnie Mae I Pool 7.5% 7/15/2027	805	818
Ginnie Mae I Pool 7.5% 7/15/2027	377	380
Ginnie Mae I Pool 7.5% 7/15/2027	371	376
Ginnie Mae I Pool 7.5% 7/15/2027	289	294
Ginnie Mae I Pool 7.5% 7/15/2027	232	235
Ginnie Mae I Pool 7.5% 7/15/2027	230	233
Ginnie Mae I Pool 7.5% 7/15/2027	122	123
Ginnie Mae I Pool 7.5% 7/15/2027	43	43
Ginnie Mae I Pool 7.5% 7/15/2027	34	34
Ginnie Mae I Pool 7.5% 7/15/2028	1,623	1,664
Ginnie Mae I Pool 7.5% 7/15/2029	253	260
Ginnie Mae I Pool 7.5% 8/15/2026	11	12
Ginnie Mae I Pool 7.5% 8/15/2027	1,034	1,051
Ginnie Mae I Pool 7.5% 8/15/2027	578	579
Ginnie Mae I Pool 7.5% 8/15/2027	448	455
Ginnie Mae I Pool 7.5% 8/15/2027	362	367
Ginnie Mae I Pool 7.5% 8/15/2027	159	162
Ginnie Mae I Pool 7.5% 8/15/2027	133	134
Ginnie Mae I Pool 7.5% 8/15/2027	54	55
Ginnie Mae I Pool 7.5% 8/15/2027	40	41
Ginnie Mae I Pool 7.5% 8/15/2027	30	30
Ginnie Mae I Pool 7.5% 8/15/2027	11	11
Ginnie Mae I Pool 7.5% 8/15/2028	777	798
Ginnie Mae I Pool 7.5% 8/15/2028	571	584
Ginnie Mae I Pool 7.5% 8/15/2028	416	427
Ginnie Mae I Pool 7.5% 8/15/2028	324	333
Ginnie Mae I Pool 7.5% 8/15/2028	131	134
Ginnie Mae I Pool 7.5% 8/15/2028	40	41
Ginnie Mae I Pool 7.5% 8/15/2029	63	65
Ginnie Mae I Pool 7.5% 9/15/2027	990	1,009
Ginnie Mae I Pool 7.5% 9/15/2027	86	87
Ginnie Mae I Pool 7.5% 9/15/2027	49	50
Ginnie Mae I Pool 7.5% 9/15/2027	28	28
Ginnie Mae I Pool 7.5% 9/15/2027	15	15
Ginnie Mae I Pool 7.5% 9/15/2027	13	13
Ginnie Mae I Pool 7.5% 9/15/2028	974	1,000
Ginnie Mae I Pool 7.5% 9/15/2028	182	184
Ginnie Mae I Pool 7.5% 9/15/2031	2,293	2,384
Ginnie Mae I Pool 8% 1/15/2028	551	561
Ginnie Mae I Pool 8% 10/15/2029	150	154
Ginnie Mae I Pool 8% 11/15/2027	113	115
Ginnie Mae I Pool 8% 12/15/2027	588	598
Ginnie Mae I Pool 8% 12/15/2027	198	201
Ginnie Mae I Pool 8% 12/15/2027	162	163
Ginnie Mae I Pool 8% 12/15/2027	78	79
Ginnie Mae I Pool 8% 7/15/2027	194	196
Ginnie Mae I Pool 8% 8/15/2027	79	80
Ginnie Mae I Pool 8% 8/15/2027	51	52
Ginnie Mae I Pool 8% 9/15/2026	16	16
Ginnie Mae I Pool 8% 9/15/2029	85	88
Ginnie Mae I Pool 8.5% 1/15/2031	2,757	2,867
Ginnie Mae I Pool 8.5% 11/15/2027	54	55
Ginnie Mae I Pool 8.5% 11/15/2031	146	152
Ginnie Mae I Pool 8.5% 12/15/2029	150	155
Ginnie Mae I Pool 8.5% 4/15/2030	789	811
Ginnie Mae I Pool 8.5% 7/15/2030	4,383	4,532
Ginnie Mae I Pool 8.5% 8/15/2029	1,063	1,090
Ginnie Mae II Pool 2% 1/20/2051	122,542,892	101,447,452
Ginnie Mae II Pool 2% 10/1/2055 (e)	364,700,000	301,634,728
Ginnie Mae II Pool 2% 11/1/2055 (e)	61,125,000	50,566,977
Ginnie Mae II Pool 2% 8/20/2050	1,083,187	898,412
Ginnie Mae II Pool 2% 9/20/2050	19,705,046	16,319,031
Ginnie Mae II Pool 2.5% 10/1/2055 (e)	189,900,000	163,465,502
Ginnie Mae II Pool 2.5% 12/20/2051	2,701,900	2,328,020
Ginnie Mae II Pool 3% 1/20/2032	2,829,511	2,760,411
Ginnie Mae II Pool 3% 10/1/2055 (e)	75,950,000	67,837,256
Ginnie Mae II Pool 3% 10/20/2031	927,293	905,149
Ginnie Mae II Pool 3% 10/20/2049	77,779	69,796
Ginnie Mae II Pool 3% 11/20/2031	997,723	973,354
Ginnie Mae II Pool 3% 12/20/2031	1,512,117	1,475,600
Ginnie Mae II Pool 3% 12/20/2046	5,286,076	4,791,464
Ginnie Mae II Pool 3% 2/20/2031	120,893	118,277
Ginnie Mae II Pool 3% 3/20/2031	244,534	239,172
Ginnie Mae II Pool 3% 3/20/2050	3,923,812	3,516,201
Ginnie Mae II Pool 3% 4/20/2031	913,543	893,512
Ginnie Mae II Pool 3% 4/20/2052	24,093,065	21,531,895
Ginnie Mae II Pool 3% 5/20/2031	1,934,957	1,891,977
Ginnie Mae II Pool 3% 5/20/2050	1,474,678	1,321,026
Ginnie Mae II Pool 3% 5/20/2052	69,967,311	62,529,562
Ginnie Mae II Pool 3% 7/20/2031	25,617	25,026
Ginnie Mae II Pool 3% 8/20/2031	296,515	289,597
Ginnie Mae II Pool 3% 9/20/2031	119,088	116,310
Ginnie Mae II Pool 3.5% 1/20/2042	13,711	13,006
Ginnie Mae II Pool 3.5% 1/20/2044	20,123	18,976
Ginnie Mae II Pool 3.5% 10/20/2040	5,741	5,457
Ginnie Mae II Pool 3.5% 10/20/2041	9,481	8,994
Ginnie Mae II Pool 3.5% 10/20/2043	4,064	3,836
Ginnie Mae II Pool 3.5% 11/20/2041	1,156,950	1,097,680
Ginnie Mae II Pool 3.5% 11/20/2043	8,468	7,991
Ginnie Mae II Pool 3.5% 12/20/2040	2,222	2,113
Ginnie Mae II Pool 3.5% 12/20/2041	5,490,859	5,209,628
Ginnie Mae II Pool 3.5% 2/20/2043	157,364	148,820
Ginnie Mae II Pool 3.5% 3/20/2043	193,523	182,977
Ginnie Mae II Pool 3.5% 4/20/2043	348,652	329,580
Ginnie Mae II Pool 3.5% 4/20/2044	4,414	4,159
Ginnie Mae II Pool 3.5% 5/20/2043	5,712,421	5,375,316
Ginnie Mae II Pool 3.5% 5/20/2046	222,373	206,318
Ginnie Mae II Pool 3.5% 5/20/2046	54,087	50,182
Ginnie Mae II Pool 3.5% 7/20/2043	120,053	113,455
Ginnie Mae II Pool 3.5% 8/20/2043	5,741	5,422
Ginnie Mae II Pool 3.5% 9/20/2040	10,276	9,767
Ginnie Mae II Pool 3.5% 9/20/2043	4,640,766	4,380,428
Ginnie Mae II Pool 4% 1/20/2041	1,168,219	1,137,825
Ginnie Mae II Pool 4% 1/20/2042	1,229,173	1,195,217
Ginnie Mae II Pool 4% 1/20/2045	397,273	384,187
Ginnie Mae II Pool 4% 1/20/2046	46,591	44,924
Ginnie Mae II Pool 4% 10/1/2055 (e)	23,800,000	22,379,321
Ginnie Mae II Pool 4% 10/20/2040	775,599	755,574
Ginnie Mae II Pool 4% 10/20/2041	3,309,586	3,219,488
Ginnie Mae II Pool 4% 11/20/2040	3,062,652	2,982,897
Ginnie Mae II Pool 4% 11/20/2041	107,953	104,986
Ginnie Mae II Pool 4% 12/20/2040	63,566	61,920
Ginnie Mae II Pool 4% 12/20/2041	919,411	894,141
Ginnie Mae II Pool 4% 2/20/2041	93,632	91,184
Ginnie Mae II Pool 4% 3/20/2041	204,579	199,225
Ginnie Mae II Pool 4% 3/20/2046	14,653	14,128
Ginnie Mae II Pool 4% 3/20/2047	136,260	131,127
Ginnie Mae II Pool 4% 4/20/2042	654,087	635,728
Ginnie Mae II Pool 4% 4/20/2047	3,850,768	3,705,725
Ginnie Mae II Pool 4% 5/20/2046	3,570,766	3,442,964
Ginnie Mae II Pool 4% 6/20/2042	8,984	8,729
Ginnie Mae II Pool 4% 8/20/2041	22,653	22,038
Ginnie Mae II Pool 4% 8/20/2043	304,873	295,619
Ginnie Mae II Pool 4% 9/20/2040	895,312	872,164
Ginnie Mae II Pool 4.5% 1/20/2041	224,994	224,571
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	4,375,000	4,242,536
Ginnie Mae II Pool 4.5% 10/20/2035	2,460	2,460
Ginnie Mae II Pool 4.5% 10/20/2039	33,462	32,847
Ginnie Mae II Pool 4.5% 10/20/2040	471,576	462,833
Ginnie Mae II Pool 4.5% 10/20/2040	47,764	47,679
Ginnie Mae II Pool 4.5% 11/20/2040	197,817	193,964
Ginnie Mae II Pool 4.5% 11/20/2040	47,969	47,880
Ginnie Mae II Pool 4.5% 11/20/2054	46,297,118	44,974,131
Ginnie Mae II Pool 4.5% 12/20/2039	186,810	183,425
Ginnie Mae II Pool 4.5% 12/20/2040	102,844	100,850
Ginnie Mae II Pool 4.5% 2/20/2041	1,167,583	1,165,346
Ginnie Mae II Pool 4.5% 2/20/2041	8,133	7,975
Ginnie Mae II Pool 4.5% 3/20/2036	16,568	16,568
Ginnie Mae II Pool 4.5% 3/20/2041	76,571	76,424
Ginnie Mae II Pool 4.5% 4/20/2040	88,484	86,816
Ginnie Mae II Pool 4.5% 4/20/2041	488,648	487,693
Ginnie Mae II Pool 4.5% 5/20/2040	82,887	82,753
Ginnie Mae II Pool 4.5% 5/20/2041	4,863,187	4,853,506
Ginnie Mae II Pool 4.5% 6/20/2033	7,730	7,732
Ginnie Mae II Pool 4.5% 6/20/2039	36,893	36,239
Ginnie Mae II Pool 4.5% 6/20/2040	86,048	84,502
Ginnie Mae II Pool 4.5% 6/20/2041	1,313,039	1,310,334
Ginnie Mae II Pool 4.5% 7/20/2039	7,699	7,641
Ginnie Mae II Pool 4.5% 7/20/2040	91,917	91,758
Ginnie Mae II Pool 4.5% 7/20/2040	7,557	7,419
Ginnie Mae II Pool 4.5% 8/20/2040	10,083	10,066
Ginnie Mae II Pool 4.5% 9/20/2040	861,030	859,495
Ginnie Mae II Pool 5% 10/1/2055 (e)	292,250,000	290,698,300
Ginnie Mae II Pool 5% 11/1/2055 (e)	88,350,000	87,763,568
Ginnie Mae II Pool 5% 12/20/2054	8,255,768	8,239,198
Ginnie Mae II Pool 5% 9/20/2033	361,342	365,926
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	184,300,000	185,667,488
Ginnie Mae II Pool 5.5% 11/1/2055 (e)	51,600,000	51,944,569
Ginnie Mae II Pool 5.5% 12/20/2054	7,573,702	7,634,339
Ginnie Mae II Pool 6% 10/1/2055 (e)	203,925,000	207,418,806
Ginnie Mae II Pool 6% 11/1/2055 (e)	110,775,000	112,664,234
Ginnie Mae II Pool 6% 11/20/2031	10,040	10,331
Ginnie Mae II Pool 6% 12/20/2054	9,004,142	9,160,088
Ginnie Mae II Pool 6% 5/20/2032	46,770	48,248
Ginnie Mae II Pool 6.5% 1/20/2032	406	420
Ginnie Mae II Pool 6.5% 11/20/2031	1,778	1,838
Ginnie Mae II Pool 6.5% 3/20/2031	2,198	2,265
Ginnie Mae II Pool 6.5% 4/20/2031	260	267
Ginnie Mae II Pool 6.5% 5/20/2055	36,518,121	37,570,467
Ginnie Mae II Pool 6.5% 6/20/2031	238	246
Ginnie Mae II Pool 6.5% 7/20/2031	303	313
Ginnie Mae II Pool 6.5% 8/20/2031	291	301
Ginnie Mae II Pool 7% 2/20/2032	12,787	13,317
Ginnie Mae II Pool 7% 3/20/2032	6,305	6,573
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	1,096,150,000	883,428,392
Uniform Mortgage Backed Securities 2% 11/1/2055 (e)	266,450,000	214,773,275
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	368,420,000	310,365,076
Uniform Mortgage Backed Securities 2.5% 11/1/2055 (e)	79,200,000	66,735,290
Uniform Mortgage Backed Securities 3% 10/1/2055 (e)	78,100,000	68,596,815
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	162,875,000	148,820,663
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	43,000,000	40,519,102
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	77,000,000	74,683,986
Uniform Mortgage Backed Securities 5% 10/1/2055 (e)	82,700,000	82,011,911
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (e)	317,275,000	319,914,823
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	372,125,000	380,119,883
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (e)	65,575,000	67,765,100
Uniform Mortgage Backed Securities 6.5% 11/1/2055 (e)	30,075,000	31,099,430
TOTAL UNITED STATES		8,183,039,813
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,343,684,214)		8,183,039,813

U.S. Treasury Obligations - 49.9%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.01	896,321,000	608,167,799
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	67,914,357
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	733,544,000	429,753,633
US Treasury Bonds 2.375% 2/15/2042	3.18	95,700,000	70,869,554
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	397,043,563
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	203,255,675
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	485,600,000	413,746,375
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	159,881,732
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	158,580,000
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	129,398,000	114,512,176
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	472,092,545
US Treasury Bonds 4.25% 2/15/2054 (j)(k)	4.36 to 4.53	1,126,475,000	1,039,789,234
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	110,733,000	102,220,401
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	80,030,000	79,285,971
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	192,000,000	188,640,000
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	281,659,000	282,539,184
US Treasury Bonds 4.75% 8/15/2055	4.69 to 4.92	130,900,000	131,349,969
US Treasury Bonds 5% 5/15/2045	4.91	1,920,000	1,993,799
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	20,966,605	20,489,632
US Treasury Notes 2.375% 3/31/2029	2.43 to 2.67	504,000,000	482,934,372
US Treasury Notes 2.625% 7/31/2029	2.80	273,317,000	263,046,261
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	756,512,574
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	717,892,031
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	446,654,299
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	457,159,284
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	523,817,599
US Treasury Notes 3.625% 8/31/2029	3.49	153,000,000	152,629,452
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	251,500,000	250,203,203
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	601,863,281
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	514,461,474
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	543,233,322
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	657,009,375
US Treasury Notes 3.875% 6/30/2030	3.99	534,000,000	537,274,921
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,124,671,541
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	471,800,000	464,593,255
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	313,000,000	314,821,757
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,624,939,262
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	392,000,000	393,837,500
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	582,994,550
US Treasury Notes 4.125% 11/15/2032	3.73 to 3.75	825,807,000	835,419,905
US Treasury Notes 4.125% 5/31/2032	4.05	8,625,000	8,734,751
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	76,144,748
US Treasury Notes 4.25% 1/31/2030	4.31	461,200,000	470,964,471
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	424,539,147
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	1,126,050,000	1,136,430,773
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	760,650,000	766,830,281
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.29	18,000,000	18,416,250
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	367,657,063
US Treasury Notes 4.625% 2/15/2035	4.24	473,050,000	491,649,900
US Treasury Notes 4.75% 2/15/2045	4.53 to 4.96	55,100,000	55,444,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,015,902,474)			21,004,906,576

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $517,948,989)	4.21	517,846,009	517,949,578

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,280,000	297,869
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,650,000	723,057
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	48,130,000	1,521,413
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	34,290,000	1,117,417
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	27,050,000	603,240
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	15,730,000	527,914
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	32,000,000	1,023,374
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	47,480,000	953,990
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	34,790,000	796,614
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	25,900,000	936,535
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	12,870,000	457,460
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	29,420,000	920,511
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,100,000	256,976

TOTAL PUT SWAPTIONS			10,136,370
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,280,000	335,579
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,650,000	745,799
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	48,130,000	1,783,455
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	34,290,000	1,229,327
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	27,050,000	814,864
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	15,730,000	336,605
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	32,000,000	1,157,462
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	47,480,000	1,490,280
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	34,790,000	1,067,229
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	25,900,000	814,264
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	12,870,000	413,311
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	29,420,000	1,096,910
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,100,000	223,457

TOTAL CALL SWAPTIONS			11,508,542
TOTAL PURCHASED SWAPTIONS (Cost $24,336,810)			21,644,912

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $47,703,016,866)	46,296,978,839
NET OTHER ASSETS (LIABILITIES) - (10.1)%	(4,228,443,294)
NET ASSETS - 100.0%	42,068,535,545

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2055	(61,125,000)	(50,555,039)
Ginnie Mae II Pool 2.5% 10/1/2055	(72,800,000)	(62,666,080)
Ginnie Mae II Pool 3% 10/1/2055	(60,400,000)	(53,948,259)
Ginnie Mae II Pool 4% 10/1/2055	(23,800,000)	(22,379,321)
Ginnie Mae II Pool 4.5% 10/1/2055	(4,375,000)	(4,242,535)
Ginnie Mae II Pool 5% 10/1/2055	(292,250,000)	(290,698,299)
Ginnie Mae II Pool 5% 11/1/2055	(44,850,000)	(44,552,304)
Ginnie Mae II Pool 5.5% 10/1/2055	(51,600,000)	(51,982,867)
Ginnie Mae II Pool 6% 10/1/2055	(110,775,000)	(112,672,886)
Uniform Mortgage Backed Securities 2% 10/1/2055	(1,112,825,000)	(896,867,399)
Uniform Mortgage Backed Securities 2% 11/1/2055	(41,325,000)	(33,310,210)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(368,195,000)	(310,175,532)
Uniform Mortgage Backed Securities 2.5% 11/1/2055	(9,650,000)	(8,131,257)
Uniform Mortgage Backed Securities 3% 10/1/2055	(90,500,000)	(79,487,987)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(162,250,000)	(148,249,594)
Uniform Mortgage Backed Securities 4% 10/1/2055	(43,000,000)	(40,519,102)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(77,000,000)	(74,683,986)
Uniform Mortgage Backed Securities 5% 10/1/2055	(82,700,000)	(82,011,911)
Uniform Mortgage Backed Securities 5.5% 10/1/2055	(10,900,000)	(10,990,691)
Uniform Mortgage Backed Securities 6% 10/1/2055	(7,500,000)	(7,661,133)
Uniform Mortgage Backed Securities 6.5% 10/1/2055	(30,075,000)	(31,079,457)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,416,865,849)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,423,726,553)		(2,416,865,849)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	2,923	12/31/2025	609,057,289	499,628	499,628
CBOT 5Y US Treasury Notes Contracts (United States)	6,290	12/31/2025	686,740,234	1,327,363	1,327,363
CBOT US Treasury Long Bond Contracts (United States)	574	12/19/2025	66,924,813	1,458,674	1,458,674
CBOT US Treasury Ultra Bond Contracts (United States)	55	12/19/2025	6,605,156	86,851	86,851

TOTAL PURCHASED					3,372,516

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	590	12/19/2025	66,365,781	112,009	112,009
CBOT 5Y US Treasury Notes Contracts (United States)	708	12/31/2025	77,299,219	173,691	173,691

TOTAL SOLD					285,700

TOTAL FUTURES CONTRACTS					3,658,216
The notional amount of futures purchased as a percentage of Net Assets is 3.2%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	220,607	(356,245)	(135,638)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	370,000	58,303	(59,004)	(701)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	63,031	(60,943)	2,088
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,300,000	89,882	(49,292)	40,590
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	76,054	(42,273)	33,781
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	2,000,000	250,488	(295,926)	(45,438)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	91,394	(160,470)	(69,076)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	86,667	(161,118)	(74,451)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	450,000	70,910	(115,071)	(44,161)
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	69,140	(49,196)	19,944
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	(54,506)	(203,764)	(258,270)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	(66,573)	(103,740)	(170,313)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	47,273	(73,433)	(26,160)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	92,970	(135,038)	(42,068)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	20,485	(28,955)	(8,470)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	37,818	(39,133)	(1,315)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	96,796	(53,802)	42,994
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	50,098	(58,440)	(8,342)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	37,573	(42,985)	(5,412)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	(73,605)	(154,226)	(227,831)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	(41,899)	(105,170)	(147,069)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,152	(5,321)	(2,169)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	84,097	(87,991)	(3,894)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	89,882	(50,709)	39,173
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	168,193	(190,895)	(22,702)

TOTAL BUY PROTECTION							1,568,230	(2,683,140)	(1,114,910)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,800,000	(23,476)	48,630	25,154
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	149,498	791,874	941,372
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	87,086	474,389	561,475
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(31,301)	38,165	6,864
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,450,000	(31,953)	36,628	4,675
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,449,838	(4,783)	19,229	14,446
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(3,587)	6,635	3,048
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(11,738)	21,853	10,115
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,100,000	(183,892)	237,407	53,515
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,500,000	(45,647)	44,763	(884)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,200,000	(185,196)	242,399	57,203
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	32,000,000	(417,344)	546,647	129,303
CMBX BBB- Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	3%	Monthly	800,000	(99,051)	101,245	2,194

TOTAL SELL PROTECTION							(801,384)	2,609,864	1,808,480
TOTAL CREDIT DEFAULT SWAPS							766,846	(73,276)	693,570

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	362,713,000	1,343,765	0	1,343,765
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	508,907,000	2,812,572	0	2,812,572
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	94,804,000	753,859	0	753,859
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	55,311,000	671,385	0	671,385
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	53,352,000	1,045,554	0	1,045,554
TOTAL INTEREST RATE SWAPS							6,627,135	0	6,627,135

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,127,023,376 or 16.9% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,446,242.

(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,836,220.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,329,242.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $24,754,774.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	322,795,071	9,608,101,702	9,412,945,143	32,178,944	(2,052)	-	517,949,578	517,846,009	0.9%
Fidelity Securities Lending Cash Central Fund	-	5,760,174,735	5,760,174,735	281,900	-	-	-	-	0.0%
Total	322,795,071	15,368,276,437	15,173,119,878	32,460,844	(2,052)	-	517,949,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,988,458,852	-	3,988,458,852	-

Bank Notes
Financials	58,382,863	-	58,382,863	-

Collateralized Mortgage Obligations	578,044,373	-	578,044,373	-

Commercial Mortgage Securities	2,051,139,375	-	2,051,139,375	-

Foreign Government and Government Agency Obligations	27,260,214	-	27,260,214	-

Municipal Securities
General Obligations	34,129,931	-	34,129,931	-

Non-Convertible Corporate Bonds
Communication Services	709,329,284	-	709,329,284	-
Consumer Discretionary	170,820,258	-	170,820,258	-
Consumer Staples	226,542,321	-	226,542,321	-
Energy	1,058,621,724	-	1,058,621,724	-
Financials	4,365,464,025	-	4,365,464,025	-
Health Care	673,145,751	-	673,145,751	-
Industrials	389,183,860	-	389,183,860	-
Information Technology	529,529,380	-	529,529,380	-
Materials	127,580,904	-	127,580,904	-
Real Estate	1,082,549,865	-	1,082,549,865	-
Utilities	499,254,980	-	499,254,980	-

U.S. Government Agency - Mortgage Securities	8,183,039,813	-	8,183,039,813	-

U.S. Treasury Obligations	21,004,906,576	-	21,004,906,576	-

Money Market Funds	517,949,578	517,949,578	-	-

Purchased Swaptions	21,644,912	-	21,644,912	-
Total Investments in Securities:	46,296,978,839	517,949,578	45,779,029,261	-
Derivative Instruments:

Assets
Futures Contracts	3,658,216	3,658,216	-	-
Swaps	8,668,532	-	8,668,532	-
Total Assets	12,326,748	3,658,216	8,668,532	-

Liabilities
Swaps	(1,274,551)	-	(1,274,551)	-
Total Liabilities	(1,274,551)	-	(1,274,551)	-
Total Derivative Instruments:	11,052,197	3,658,216	7,393,981	-
Other Financial Instruments:

TBA Sale Commitments	(2,416,865,849)	-	(2,416,865,849)	-
Total Other Financial Instruments:	(2,416,865,849)	-	(2,416,865,849)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,041,397	(1,274,551)
Total Credit Risk	2,041,397	(1,274,551)
Interest Rate Risk
Futures Contracts (b)	3,658,216	-
Purchased Swaptions (c)	21,644,912	-
Swaps (d)	6,627,135	-
Total Interest Rate Risk	31,930,263	-
Total Value of Derivatives	33,971,660	(1,274,551)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,185,067,877)	$45,779,029,261
Fidelity Central Funds (cost $517,948,989)	517,949,578

Total Investment in Securities (cost $47,703,016,866)		$46,296,978,839
Cash		189,563
Receivable for investments sold
Regular delivery		827,116
Delayed delivery		88,643,369
Receivable for TBA sale commitments		2,423,726,553
Receivable for fund shares sold		1,832,886
Interest receivable		357,143,700
Distributions receivable from Fidelity Central Funds		1,790,060
Receivable for daily variation margin on futures contracts		200,150
Bi-lateral OTC swaps, at value		2,041,397
Other receivables		185,237
Total assets		49,173,558,870
Liabilities
Payable for investments purchased
Regular delivery	$314,821,870
Delayed delivery	4,370,033,164
TBA sale commitments, at value	2,416,865,849
Payable for fund shares redeemed	1,495,551
Bi-lateral OTC swaps, at value	1,274,551
Payable for daily variation margin on centrally cleared swaps	344,943
Other payables and accrued expenses	187,397
Total liabilities		7,105,023,325
Net Assets		$42,068,535,545
Net Assets consist of:
Paid in capital		$45,642,202,100
Total accumulated earnings (loss)		(3,573,666,555)
Net Assets		$42,068,535,545
Net Asset Value, offering price and redemption price per share ($42,068,535,545 ÷ 421,879,757 shares)		$99.72
Statement of Operations
Year ended September 30, 2025
Investment Income
Interest		$1,745,694,911
Income from Fidelity Central Funds (including $281,900 from security lending)		32,460,844
Total income		1,778,155,755
Expenses
Custodian fees and expenses	$17,733
Independent trustees' fees and expenses	100,427
Total expenses before reductions	118,160
Expense reductions	(21,234)
Total expenses after reductions		96,926
Net Investment income (loss)		1,778,058,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(409,002,939)
Fidelity Central Funds	(2,052)
Futures contracts	(8,671,130)
Swaps	24,410,426
Written options	388,690
Total net realized gain (loss)		(392,877,005)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,308,932)
Futures contracts	5,936,713
Swaps	2,246,143
TBA sale commitments	(9,026,695)
Total change in net unrealized appreciation (depreciation)		(3,152,771)
Net gain (loss)		(396,029,776)
Net increase (decrease) in net assets resulting from operations		$1,382,029,053
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,778,058,829	$1,681,597,973
Net realized gain (loss)	(392,877,005)	(482,893,307)
Change in net unrealized appreciation (depreciation)	(3,152,771)	3,388,931,054
Net increase (decrease) in net assets resulting from operations	1,382,029,053	4,587,635,720
Distributions to shareholders	(1,795,789,335)	(1,677,228,498)

Affiliated share transactions
Proceeds from sales of shares	3,385,547,343	2,177,625,569
Reinvestment of distributions	1,785,901,814	1,677,228,498
Cost of shares redeemed	(3,692,455,755)	(2,756,697,727)

Net increase (decrease) in net assets resulting from share transactions	1,478,993,402	1,098,156,340
Total increase (decrease) in net assets	1,065,233,120	4,008,563,562

Net Assets
Beginning of period	41,003,302,425	36,994,738,863
End of period	$42,068,535,545	$41,003,302,425

Other Information
Shares
Sold	34,570,929	22,306,502
Issued in reinvestment of distributions	18,165,882	17,255,967
Redeemed	(37,615,951)	(28,023,917)
Net increase (decrease)	15,120,860	11,538,552

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$100.80	$93.61	$95.82	$114.50	$118.41
Income from Investment Operations
Net investment income (loss) A,B	4.302	4.155	3.682	2.699	2.569
Net realized and unrealized gain (loss)	(1.037)	7.187	(2.239)	(18.662)	(1.197)
Total from investment operations	3.265	11.342	1.443	(15.963)	1.372
Distributions from net investment income	(4.345)	(4.152)	(3.653)	(2.717)	(2.615)
Distributions from net realized gain	-	-	-	-	(2.667)
Total distributions	(4.345)	(4.152)	(3.653)	(2.717)	(5.282)
Net asset value, end of period	$99.72	$100.80	$93.61	$95.82	$114.50
Total Return C	3.39%	12.37%	1.43%	(14.14)%	1.18%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.39%	4.28%	3.79%	2.53%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$42,068,536	$41,003,302	$36,994,739	$31,934,099	$32,962,327
Portfolio turnover rate G	175%	206%	174%	181%	245%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Central Fund	$179,081

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$446,650,995
Gross unrealized depreciation	(1,858,459,692)
Net unrealized appreciation (depreciation)	$(1,411,808,697)
Tax Cost	$47,723,044,447

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,128,309,345)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,430,366,240)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(708,369,878)
Long-term	(1,419,939,467)
Total capital loss carryforward	$(2,128,309,345)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$1,795,789,335	$1,677,228,498
Total	$1,795,789,335	$1,677,228,498

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	(2,428,615)	2,398,864
Total Credit Risk	(2,428,615)	2,398,864
Interest Rate Risk
Futures Contracts	(8,671,130)	5,936,713
Purchased Options	(8,187,279)	100,732
Written Options	388,690	-
Swaps	26,839,041	(152,721)
Total Interest Rate Risk	10,369,322	5,884,724
Totals	7,940,707	8,283,588

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	36,302,394,639	37,933,268,016
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Investment Grade Bond Central Fund	4,932
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Central Fund	28,660	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21,234.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Investment Grade Bond Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 42.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,502,640,678 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,795,789,335 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.822351.120
TP1-ANN-1125
Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Inflation-Protected Bond Index Central Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.18 to 2.33	7,141,095	7,260,115
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.58 to 2.46	6,580,646	6,698,955
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.18 to 2.24	15,916,188	16,635,003
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-0.09 to 2.28	3,457,981	3,871,806
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.65 to 1.75	5,233,005	5,568,744
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.10 to 1.87	7,899,662	8,638,968
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.03 to 2.23	23,832,733	22,759,655
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.19 to 2.51	28,171,487	26,460,765
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 2.17	36,872,940	33,962,017
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.75 to 2.62	33,961,347	33,775,095
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.44	21,601,552	21,305,980
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.14 to 2.17	30,060,603	28,589,091
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	22,217,479	20,754,091
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.29 to 1.95	21,390,076	20,755,404
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 2.17	16,633,959	16,507,244
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.53 to 1.87	30,672,720	30,468,598
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 2.07	24,911,043	24,625,996
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.22	28,619,276	27,095,836
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.63 to 1.83	16,246,583	16,173,916
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.03 to 1.80	20,214,362	20,064,264
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.52	30,778,110	29,839,287
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.33 to 1.97	21,798,682	21,884,949
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	32,442,240	31,953,219
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.70 to 2.28	30,382,444	30,874,224
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	27,119,488	27,662,655
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.60	24,741,312	25,127,221
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.68 to 2.13	29,005,944	29,151,797
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.25	33,933,309	34,438,315
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.78 to 1.97	24,045,073	24,246,107
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	35,069,906	36,113,149
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.21 to 2.29	31,482,996	32,503,018
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.25 to 2.43	27,548,764	28,699,237
TOTAL U.S. TREASURY OBLIGATIONS (Cost $732,914,551)			744,464,721

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,993,619)	4.21	1,993,220	1,993,619

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $734,908,170)	746,458,340
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,577,444
NET ASSETS - 100.0%	748,035,784

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,675,903	56,737,845	56,420,113	81,589	(16)	-	1,993,619	1,993,220	0.0%
Total	1,675,903	56,737,845	56,420,113	81,589	(16)	-	1,993,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	744,464,721	-	744,464,721	-

Money Market Funds	1,993,619	1,993,619	-	-
Total Investments in Securities:	746,458,340	1,993,619	744,464,721	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $732,914,551)	$744,464,721
Fidelity Central Funds (cost $1,993,619)	1,993,619

Total Investment in Securities (cost $734,908,170)		$746,458,340
Receivable for investments sold		9,840,195
Receivable for fund shares sold		161,869
Interest receivable		2,700,893
Distributions receivable from Fidelity Central Funds		4,690
Total assets		759,165,987
Liabilities
Payable for investments purchased	$11,058,690
Payable for fund shares redeemed	71,438
Other payables and accrued expenses	75
Total liabilities		11,130,203
Net Assets		$748,035,784
Net Assets consist of:
Paid in capital		$762,434,890
Total accumulated earnings (loss)		(14,399,106)
Net Assets		$748,035,784
Net Asset Value, offering price and redemption price per share ($748,035,784 ÷ 8,110,503 shares)		$92.23
Statement of Operations
Year ended September 30, 2025
Investment Income
Interest		$30,715,972
Income from Fidelity Central Funds		81,589
Total income		30,797,561
Expenses
Custodian fees and expenses	$875
Independent trustees' fees and expenses	1,589
Total expenses		2,464
Net Investment income (loss)		30,795,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,486,423)
Fidelity Central Funds	(16)
Total net realized gain (loss)		(3,486,439)
Change in net unrealized appreciation (depreciation) on investment securities		12,015,755
Net gain (loss)		8,529,316
Net increase (decrease) in net assets resulting from operations		$39,324,413
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,795,097	$20,962,579
Net realized gain (loss)	(3,486,439)	(13,678,773)
Change in net unrealized appreciation (depreciation)	12,015,755	33,657,042
Net increase (decrease) in net assets resulting from operations	39,324,413	40,940,848
Distributions to shareholders	(23,438,941)	(26,643,897)

Affiliated share transactions
Proceeds from sales of shares	534,027,025	215,028,822
Reinvestment of distributions	23,438,941	26,643,897
Cost of shares redeemed	(267,772,462)	(237,216,801)

Net increase (decrease) in net assets resulting from share transactions	289,693,504	4,455,918
Total increase (decrease) in net assets	305,578,976	18,752,869

Net Assets
Beginning of period	442,456,808	423,703,939
End of period	$748,035,784	$442,456,808

Other Information
Shares
Sold	5,949,672	2,417,895
Issued in reinvestment of distributions	262,101	302,854
Redeemed	(2,949,113)	(2,687,702)
Net increase (decrease)	3,262,660	33,047

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.27	$88.00	$96.61	$113.48	$108.93
Income from Investment Operations
Net investment income (loss) A,B	4.098	3.663	3.381	7.596	5.098
Net realized and unrealized gain (loss)	.558	4.042	(1.285)	(15.349)	1.090
Total from investment operations	4.656	7.705	2.096	(7.753)	6.188
Distributions from net investment income	(3.696)	(4.435)	(8.189)	(7.113)	(.222)
Distributions from net realized gain	-	-	(2.517)	(2.004)	(1.416)
Total distributions	(3.696)	(4.435)	(10.706)	(9.117)	(1.638)
Net asset value, end of period	$92.23	$91.27	$88.00	$96.61	$113.48
Total Return C	5.29%	9.01%	2.15%	(7.47)%	5.74%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.55%	4.13%	3.71%	7.12%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$748,036	$442,457	$423,704	$614,245	$1,177,340
Portfolio turnover rate G	56%	63%	33%	33%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time  and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,609,105
Gross unrealized depreciation	(1,780,438)
Net unrealized appreciation (depreciation)	$10,828,667
Tax Cost	$735,629,673

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,289,046
Capital loss carryforward	$(41,516,817)
Net unrealized appreciation (depreciation) on securities and other investments	$10,828,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,622,757)
Long-term	(34,894,060)
Total capital loss carryforward	$(41,516,817)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$23,438,941	$ 26,643,897

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,946167 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $22,920,239 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Inflation-Protected Bond Index Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Directors are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.938133.113
IPB-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025